As filed with the Securities and Exchange Commission on July 30, 2010
File Nos. 33-73792
811-08270

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	33	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	36	[X]

(Check appropriate box or boxes)

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
(Exact name of Registrant as Specified in Charter)

601 Union Street, Suite 2801
Seattle, WA 98101
(Address of Principal Executive Office, including Zip Code)

(206) 518-6600
(Registrant’s Telephone Number, including Area Code)

John W. O’Halloran
Rainier Investment Management, Inc.
601 Union Street, Suite 2801
Seattle, WA 98101
(Name and address of Agent for Service)

WITH COPY TO:
David A. Hearth
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b)
[X]	on July 31, 2010 pursuant to Rule 485(b)
[ ]	60 days after filing pursuant to Rule 485 (a)(1)
[ ]	on (date) pursuant to Rule 485(a)(1)
[ ]	75 days after filing pursuant to Rule 485 (a)(2)
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 33 to the Registration Statement of Rainier Investment Management Mutual Funds is being filed to add the audited financial statements and certain related financial information for the fiscal period ended March 31, 2010.

RAINIER FUNDS July 31, 2010

Large Cap Equity Portfolio - RIMEX
Mid Cap Equity Portfolio - RIMMX
Small/Mid Cap Equity Portfolio - RIMSX
Balanced Portfolio - RIMBX
Intermediate Fixed Income Portfolio - RIMFX

As with all mutual funds, the Securities and Exchange Commission does not approve or disapprove of these shares or determine whether the information in this Prospectus is truthful or complete. It is a criminal offense for anyone to state otherwise.

Summary Section	Large Cap Equity Portfolio

SUMMARY SECTION

Large Cap Equity Portfolio

Investment Objective

The Large Cap Equity Portfolio (the “Portfolio”) seeks to maximize long-term capital appreciation.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Equity Portfolio.

Shareholder Fees (fees paid directly from your investment)	none
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.12%

Example

This example is intended to help you compare the cost of investing in shares of the Large Cap Equity Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$114	$356	$617	$1,363

Portfolio Turnover

The Large Cap Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Large Cap Equity Portfolio’s turnover rate was 100.19% of the average value of its portfolio.

Principal Investment Strategies

In pursuing its goal, the Large Cap Equity Portfolio invests primarily (at least 80% of its assets) in the common stock of large-capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. The Advisor considers large-capitalization companies to be those currently with minimum market capitalizations of $3 billion at the time of purchase. The Portfolio may invest in common stock of companies of all sizes, including small-capitalization companies. Investments in companies with market capitalizations below $3 billion will normally comprise less than 20% of the Portfolio. The Portfolio will normally be invested in approximately 75 to 150 securities.  Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Large Cap Equity Portfolio may invest up to 25% of its assets in foreign securities.  Foreign securities include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange.  Currently, the Advisor intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

1

Summary Section	Large Cap Equity Portfolio

The Advisor refers to its stock selection philosophy as Growth at a Reasonable Price (GARP). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Advisor compares the Portfolio’s economic sector weightings to a broad index, such as the Standard & Poor’s (S&P) 500 Index®, and normally avoids extreme overweighting or underweighting relative to that index. The Advisor considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

Principal Investment Risks

Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money. The Portfolio’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Advisor’s strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  Growth stocks may fall out of favor with investors.  High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for shareholders.

Performance

The following performance information provides some indication of the risks of investing in the Large Cap Equity Portfolio.  The bar chart below illustrates how the Portfolio’s total returns have varied from year to year.  The table below illustrates how the Portfolio’s average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio’s returns compare with a domestic growth style market index. The Portfolio’s performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.  Updated performance is available on the Advisor’s website at www.rainierfunds.com.

LARGE CAP EQUITY PORTFOLIO

CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2010 for the Portfolio was -8.86%.

Best Quarter:+14.86%(second quarter, 2003)
Worst Quarter:-23.63%(fourth quarter, 2008)

2

Summary Section	Large Cap Equity Portfolio

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2009

	1 Year	5 Years	10 Years
Large Cap Equity Portfolio
Return before taxes	23.34%	1.21%	-0.47%
Return after taxes on distributions	23.23%	0.63%	-1.04%
Return after taxes on distributions and sale of fund shares	15.25%	1.03%	-0.54%
S&P 500 Index® (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	37.21%	1.63%	-3.99%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Investment Advisor

Rainier Investment Management, Inc.®.

Portfolio Managers

The Portfolio is team-managed by the Portfolio Managers listed below:

Name	Title	Managed the Fund Since
Daniel M. Brewer, CFA	Senior Portfolio Manager	2000
Mark W. Broughton, CFA	Senior Portfolio Manager	2002
Stacie L. Cowell, CFA	Senior Portfolio Manager	2006
Mark H. Dawson, CFA	Senior Portfolio Manager	1996
Andrea L. Durbin, CFA	Senior Portfolio Manager	2007
James R. Margard, CFA	Chief Investment Officer	Inception (1994)
Peter M. Musser, CFA	Senior Portfolio Manager	Inception (1994)

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Rainier Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (800) 248-6314 or through a financial intermediary.  The minimum initial investment in the Portfolio is $2,500. Additional investments may be made at any time with $250 or more.

Tax Information

The Portfolio’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred accounts will be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer, intermediary or your financial advisor to recommend the Portfolio over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

3

Summary Section	Mid Cap Equity Portfolio

SUMMARY SECTION

Mid Cap Equity Portfolio

Investment Objective

The Mid Cap Equity Portfolio (the “Portfolio”) seeks to maximize long-term capital appreciation.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Equity Portfolio.

Shareholder Fees (fees paid directly from your investment)	none
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.29%

Example

This example is intended to help you compare the cost of investing in shares of the Mid Cap Equity Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$131	$409	$708	$1,556

Portfolio Turnover

The Mid Cap Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Mid Cap Equity Portfolio’s turnover rate was 144.92% of the average value of its portfolio.

Principal Investment Strategies

In pursuing its goal, the Mid Cap Equity Portfolio invests primarily (at least 80% of its assets) in the common stock of mid-capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable valuations. The Advisor considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index. The market capitalization of companies in which the Portfolio may invest may vary with market conditions. As of May 31, 2010, the market capitalization range of companies included in the Russell Midcap Index was $1.3 billion to $14.1 billion. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Advisor considers them to be particularly attractive. The Portfolio will normally invest in approximately 75 to 150 companies.  Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Mid Cap Equity Portfolio may invest up to 25% of its assets in foreign securities.  These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange.  Currently, the Advisor intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

The Advisor refers to its stock selection philosophy as Growth at a Reasonable Price (GARP). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Advisor compares the Portfolio’s economic sector weightings to a broad index of medium-size companies, such as the Russell Midcap Index, and normally avoids extreme overweighting or underweighting relative to that index. The Advisor considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

4

Summary Section	Mid Cap Equity Portfolio

Principal Investment Risks

Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money. The Portfolio’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Advisor’s strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically.  Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  Growth stocks may fall out of favor with investors.  High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for shareholders.

Performance

The following performance information provides some indication of the risks of investing in the Mid Cap Equity Portfolio.  The bar chart below illustrates how the Portfolio’s total returns have varied from year to year. The table below illustrates how the Portfolio’s average annual total returns for the 1-year, 3-year and Since Inception (December 27, 2005) periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio’s returns compare with a domestic growth style market index.  The Portfolio’s performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.  Updated performance is available on the Advisor’s website at www.rainierfunds.com.

MID CAP EQUITY PORTFOLIO
CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2010 for the Portfolio was -4.95%.

Best Quarter:+18.31%(third quarter, 2009)
Worst Quarter:-30.88%(fourth quarter, 2008)

5

Summary Section	Mid Cap Equity Portfolio

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2009
	1 Year	3 Years	Since Inception 12/27/05
Mid Cap Equity Portfolio
Return before taxes	33.39%	-3.26%	2.02%
Return after taxes on distributions	33.39%	-3.55%	1.77%
Return after taxes on distributions and sale of fund shares	21.71%	-2.88%	1.62%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	40.48%	-4.59%	-0.28%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	46.29%	-3.18%	-0.24%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Investment Advisor

Rainier Investment Management, Inc.®.

Portfolio Managers

The Portfolio is team-managed by the Portfolio Managers listed below:

Name	Title	Managed the Fund Since
Daniel M. Brewer, CFA	Senior Portfolio Manager	Inception (2005)
Mark W. Broughton, CFA	Senior Portfolio Manager	Inception (2005)
Stacie L. Cowell, CFA	Senior Portfolio Manager	2006
Mark H. Dawson, CFA	Senior Portfolio Manager	Inception (2005)
Andrea L. Durbin, CFA	Senior Portfolio Manager	2007
James R. Margard, CFA	Chief Investment Officer	Inception (2005)
Peter M. Musser, CFA	Senior Portfolio Manager	Inception (2005)

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Rainier Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (800) 248-6314 or through a financial intermediary.  The minimum initial investment in the Portfolio is $2,500. Additional investments may be made at any time with $250 or more.

Tax Information

The Portfolio’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred accounts will be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer, intermediary or your financial advisor to recommend the Portfolio over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

6

Summary Section	Small/Mid Cap Equity Portfolio

SUMMARY SECTION

Small/Mid Cap Equity Portfolio

Investment Objective

The Small/Mid Cap Equity Portfolio (the “Portfolio”) seeks to maximize long-term capital appreciation.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Small/Mid Cap Equity Portfolio.

Shareholder Fees (fees paid directly from your investment)	none
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.21%

Example

This example is intended to help you compare the cost of investing in shares of the Small/Mid Cap Equity Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$123	$384	$665	$1,466

Portfolio Turnover

The Small/Mid Cap Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Small/Mid Cap Equity Portfolio’s turnover rate was 127.18% of the average value of its portfolio.

Principal Investment Strategies

In pursuing its goal, the Small/Mid Cap Equity Portfolio invests primarily (at least 80% of its assets) in the common stock of small- and mid-capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable valuations. The Portfolio will invest in approximately 100 to 150 companies. The Advisor defines small/mid cap companies as companies with market capitalizations between $100 million and $15 billion.  The Advisor also defines small/mid cap companies as companies that are members of, or fall within, the capitalization range of the Russell 2000® Index, which was $112 million to $2.3 billion as of May 31, 2010, or the Russell Midcap® Index, which was $1.3 billion to $14.1 billion as of May 31, 2010. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Advisor considers them to be particularly attractive. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Small/Mid Cap Equity Portfolio may invest up to 25% of its assets in foreign securities.  These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange.  Currently, the Advisor intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

7

Summary Section	Small/Mid Cap Equity Portfolio

The Advisor refers to its stock selection philosophy as Growth at a Reasonable Price (GARP). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Advisor compares the Portfolio’s economic sector weightings to a broad index of small and medium-size companies, such as the Russell 2500™ Index, and normally avoids extreme overweighting or underweighting relative to that Index. The Advisor considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

Principal Investment Risks

Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money. The Portfolio’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Advisor’s strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  Growth stocks may fall out of favor with investors.  High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for shareholders.

Performance

The following performance information provides some indication of the risks of investing in the Small/Mid Cap Equity Portfolio.  The bar chart below illustrates how the Portfolio’s total returns have varied from year to year.  The table below illustrates how the Portfolio’s average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio’s returns compare with a domestic growth style market index.  The Portfolio’s performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.   Updated performance is available on the Advisor’s website at www.rainierfunds.com.

SMALL/MID CAP EQUITY PORTFOLIO
CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2010 for the Portfolio was -4.51%.

Best Quarter:+21.84%(second quarter, 2003)
Worst Quarter:-32.30%(fourth quarter, 2008)

8

Summary Section	Small/Mid Cap Equity Portfolio

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2009
1 Year	5 Years	10 Years
Small/Mid Cap Equity Portfolio
Return before taxes	29.83%	1.71%	4.39%
Return after taxes on distributions	29.83%	0.94%	3.24%
Return after taxes on distributions and sale of fund shares	19.39%	1.40%	3.31%
Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)	34.38%	1.58%	4.91%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes)	41.66%	2.00%	-0.18%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Investment Advisor

Rainier Investment Management, Inc.®.

Portfolio Managers

The Portfolio is team-managed by the Portfolio Managers listed below:

Name	Title	Managed the Fund Since
Daniel M. Brewer, CFA	Senior Portfolio Manager	2000
Mark W. Broughton, CFA	Senior Portfolio Manager	2002
Stacie L. Cowell, CFA	Senior Portfolio Manager	2006
Mark H. Dawson, CFA	Senior Portfolio Manager	1996
Andrea L. Durbin, CFA	Senior Portfolio Manager	2007
James R. Margard, CFA	Chief Investment Officer	Inception (1994)
Peter M. Musser, CFA	Senior Portfolio Manager	Inception (1994)

Purchase and Sale of Fund Shares

The Small/Mid Cap Equity Portfolio has been closed to new shareholder accounts since March 31, 2006 with limited exceptions.  Current investors may purchase, exchange or redeem Fund shares on any business day by written request via mail (Rainier Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (800) 248-6314 or through a financial intermediary.  The minimum initial investment in the Portfolio is $2,500. Additional investments may be made at any time with $250 or more.

Tax Information

The Portfolio’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred accounts will be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer, intermediary or your financial advisor to recommend the Portfolio over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

9

Summary Section	Balanced Portfolio

SUMMARY SECTION

Balanced Portfolio

Investment Objective

The Balanced Portfolio (the “Portfolio”) seeks to provide investors with a balance of long-term capital appreciation and current income.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Portfolio.

Shareholder Fees (fees paid directly from your investment)	none
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.12%

Example

This example is intended to help you compare the cost of investing in shares of the Balanced Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$114	$356	$617	$1,363

Portfolio Turnover

The Balanced Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Balanced Portfolio’s turnover rate was 84.74% of the average value of its portfolio.

Principal Investment Strategies

The Balanced Portfolio invests primarily in a diversified portfolio of common stock of companies traded in the U.S. and investment-grade fixed-income securities (including convertible bonds) and cash equivalent securities. A portion of these investment-grade fixed-income securities may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). Investment-grade fixed-income securities are generally considered to be those rated Baa3 or better by Moody’s Investor Services, Inc. (“Moody’s”), or BBB- or better by Standard & Poor’s Ratings Group (“S&P”) and Fitch Ratings (“Fitch”). The Portfolio may invest in bonds of any maturity but will on average have a dollar-weighted maturity between three and ten years. The Advisor seeks to provide long-term capital appreciation and income with less return variability and risk than that of the stock market. The Portfolio’s assets will be allocated among equity, fixed-income and short-term cash-equivalent securities. Equity securities will normally constitute from 40% to 70% of the Portfolio’s net assets. Fixed-income securities will normally represent from 30% to 55% of the Portfolio’s net assets. Cash-equivalent securities will normally constitute from 0% to 35% of the Portfolio’s net assets. The Advisor utilizes an approach of “strategic” long-term asset allocation, where the equity allocation remains between 45% and 65% unless extreme short-term market conditions indicate a more cautious or aggressive allocation. Aggressive market timing and shifts over 5% are avoided.  Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Balanced Portfolio may invest up to 25% of its assets in foreign securities.  These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange.  Currently, the Advisor intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

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Summary Section	Balanced Portfolio

The stock portion of the Portfolio invests primarily in the common stock of large-capitalization companies traded in the U.S. with the prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. The stock portion of the Portfolio may also invest to a lesser extent in small- and mid-capitalization companies traded in the U.S. with these same prospects. The Advisor refers to the equity selection philosophy as Growth at a Reasonable Price (GARP). The Advisor considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.  The Advisor may sell a fixed-income security if the security has been downgraded or when it is swapped for a more attractive security.

Principal Investment Risks

Since the Portfolio is invested in common stocks and fixed-income securities whose prices change daily, there is the risk that an investor could lose money. A rise in interest rates may cause the Portfolio’s shares to decline in value. Generally, longer-term bonds are more sensitive to interest rate changes than shorter-term bonds. Some mortgage-related securities may also fall in value because increased principal prepayments can occur when interest rates decline or because of defaults or weakness in the real estate market. Also, the value of any of the Portfolio’s investments may decline in response to events affecting the issuer or its credit rating. Like all managed funds, there is a risk that the Advisor’s strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  Growth stocks may fall out of favor with investors.  High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for shareholders.

Performance

The following performance information provides some indication of the risks of investing in the Balanced Portfolio.  The bar chart below illustrates how the Portfolio’s total returns have varied from year to year.  The table below illustrates how the Portfolio’s average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index, secondary index provided as a bond market measure, and a third index calculated by the Advisor provided as a blend of the equity and bond market.  The Portfolio’s performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.  Updated performance is available on the Advisor’s website at www.rainierfunds.com.

BALANCED PORTFOLIO
CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2010 for the Portfolio was -3.82%.

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Summary Section	Balanced Portfolio

Best Quarter:+10.11%(third quarter, 2009)
Worst Quarter:-14.32%(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2009

1 Year	5 Years	10 Years
Balanced Portfolio
Return before taxes	18.40%	2.33%	1.72%
Return after taxes on distributions	17.94%	1.00%	0.69%
Return after taxes on distributions and sale of fund shares	12.12%	1.70%	1.11%
S&P 500 Index® (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%
Barclays Capital U.S. Intermediate Gov’t/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	4.66%	5.92%
Balanced Index (reflects no deduction for fees, expenses or taxes)	17.83%	2.33%	1.95%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Investment Advisor

Rainier Investment Management, Inc.®.

Portfolio Managers

The Portfolio is team-managed by the Portfolio Managers listed below:

Name	Title	Managed the Fund Since
Daniel M. Brewer, CFA	Senior Portfolio Manager	2000
Mark W. Broughton, CFA	Senior Portfolio Manager	2002
Stacie L. Cowell, CFA	Senior Portfolio Manager	2006
Mark H. Dawson, CFA	Senior Portfolio Manager	1996
Andrea L. Durbin, CFA	Senior Portfolio Manager	2007
Matt. R. Kennedy, CFA	Senior Portfolio Manager	2008
James R. Margard, CFA	Chief Investment Officer	Inception (1994)
Peter M. Musser, CFA	Senior Portfolio Manager	Inception (1994)

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Rainier Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (800) 248-6314 or through a financial intermediary. The minimum initial investment in the Portfolio is $2,500. Additional investments may be made at any time with $250 or more.

Tax Information

The Portfolio’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred accounts will be taxed at a later date.

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Summary Section	Balanced Portfolio

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer, intermediary or your financial advisor to recommend the Portfolio over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

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Summary Section	Intermediate Fixed Income Portfolio

SUMMARY SECTION

Intermediate Fixed Income Portfolio

Investment Objective

The Intermediate Fixed Income Portfolio (the “Portfolio”) seeks to provide investors with current income.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Fixed Income Portfolio.

Shareholder Fees (fees paid directly from your investment)	none
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.70%
Fee Waiver and/or Expense Reimbursement	-0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.55%

(1) Rainier Investment Management, Inc.® (the “Advisor”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, sales charges, extraordinary expenses and Rule 12b-1 fees) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Portfolio to 0.45% of the Portfolio’s average net assets (the “Expense Cap”).  For the past fiscal year, the Portfolio’s actual operating expenses, excluding 0.10% of Rule 12b-1 fees, were 0.45% of average daily net assets.  The Expense Cap will remain in effect until at least July 31 2011. The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or the Advisor may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.

Example

This example is intended to help you compare the cost of investing in shares of the Intermediate Fixed Income Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$209	$375	$856

Portfolio Turnover

The Intermediate Fixed Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Intermediate Fixed Income Portfolio’s turnover rate was 44.49% of the average value of its portfolio.

Principal Investment Strategies

The Intermediate Fixed Income Portfolio invests primarily (at least 80% of its assets) in a diversified portfolio of fixed-income securities (including convertible bonds) providing current income. Most of its investments are fixed-income securities issued or guaranteed by the U.S. government, or its agencies, and corporate issuers. A portion of these investments may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards).  The Portfolio will invest in fixed-income securities that are not U.S. government or agency securities only if they are rated at least investment-grade quality (or are deemed to be of equivalent quality by the Advisor) at the time of investment.  Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Portfolio may invest up to 25% of its assets in foreign fixed-income securities.  These include U.S. dollar denominated securities of foreign issuers.

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Summary Section	Intermediate Fixed Income Portfolio

The Advisor intends, but is not obligated, to construct the Portfolio with a higher proportion of corporate issues than government or government agency securities. Investment-grade fixed-income securities are generally considered to be those rated Baa3 or better by Moody’s Investor Services, Inc. (“Moody’s”) or BBB- or better by Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”). Securities that are rated Baa3 by Moody’s or BBB- by S&P, the lowest tier of investment grade, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. The Advisor intends to limit investment in securities rated Baa3 by Moody’s or BBB- by S&P to no more than 30% of the Portfolio’s total assets.

The Portfolio may purchase bonds of any maturity, but the Portfolio will normally have a dollar-weighted average maturity between three and ten years. The average maturity may be less than three years if the Advisor believes a temporary defensive posture is appropriate. The Advisor plans to manage the Portfolio as a moderate duration portfolio. To the Advisor, “moderate duration” denotes a portfolio within a range on average of ±25% of the duration of the Barclays Capital U.S. Intermediate Government/Credit Bond Index. If, for example, the duration of the Barclays Capital Index were 4.0 years, the Portfolio’s duration would be between 3.0 and 5.0 years. Duration measures the sensitivity of a fixed-income portfolio to interest-rate changes. To illustrate, if a portfolio had an average effective duration of 5.0 years, a 1% increase in market interest rates would cause the principal value of the portfolio to lose approximately 5%.  The Advisor may sell a fixed-income security if the security has been downgraded or when it is swapped for a more attractive security.

Principal Investment Risks

Since the Portfolio is invested in securities whose prices change daily, there is the risk that an investor could lose money. A rise in interest rates may cause the Portfolio’s shares to decline in value. When interest rates are low, the Portfolio’s income distributions may be reduced. Also, the value of any of the Portfolio’s investments may decline in response to events affecting the issue, or its credit rating or any underlying assets backing the securities, such as the effect on mortgage-related securities from real estate market weakness or defaults on underlying mortgages. The value of some mortgage-related securities in which the Portfolio invests may also fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. The Portfolio may invest in securities issued by U.S. government-sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”). Investors should know that entities such as Freddie Mac and Fannie Mae are not funded by Congressional appropriations and that the fixed-income and mortgage-backed securities issued by them are neither guaranteed nor insured by the U.S. government. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  Like all managed funds, there is a risk that the Advisor’s strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment.

Performance

The following performance information provides some indication of the risks of investing in the Intermediate Fixed Income Portfolio.  The bar chart below illustrates how the Portfolio’s total returns have varied from year to year.  The table below illustrates how the Portfolio’s average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio’s returns compare with a domestic treasury bill market index.  The Portfolio’s performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.  Updated performance is available on the Advisor’s website at www.rainierfunds.com.

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Summary Section	Intermediate Fixed Income Portfolio

INTERMEDIATE FIXED INCOME PORTFOLIO
CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2010 for the Portfolio was 3.90%.

Best Quarter:+4.32%(fourth quarter, 2008)
Worst Quarter:-2.69%(third quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2009
1 Year	5 Years	10 Years
Intermediate Fixed Income Portfolio
Return before taxes	8.80%	4.51%	5.53%
Return after taxes on distributions	7.35%	3.21%	3.95%
Return after taxes on distributions and sale of fund shares	5.69%	3.14%	3.84%
Barclays Capital U.S. Intermediate Gov’t/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	4.66%	5.92%
Citigroup 3-month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.16%	2.88%	2.84%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Rainier Investment Management, Inc.®.

Portfolio Managers

The Portfolio is managed by the Portfolio Manager listed below:

Name	Title	Managed the Fund Since
Matt R. Kennedy, CFA	Senior Portfolio Manager	2008

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Rainier Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (800) 248-6314 or through a financial intermediary. The minimum initial investment in the Portfolio is $2,500. Additional investments may be made at any time with $250 or more.

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Summary Section	Intermediate Fixed Income Portfolio

Tax Information

The Portfolio’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred accounts will be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer, intermediary or your financial advisor to recommend the Portfolio over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

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MORE ABOUT THE PORTFOLIOS’ INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

This Prospectus offers Original Shares of the Large Cap Equity, Mid Cap Equity, Small/Mid Cap Equity, Balanced and Intermediate Fixed Income Portfolios (each a “Portfolio,” together, the “Portfolios”). The performance and financial highlights information of the Portfolios pertain only to the Original Shares, which impose a Rule 12b-1 fee. The Large Cap Equity, Mid Cap Equity, Small/Mid Cap Equity and Balanced Portfolios also offer Institutional Shares through a separate Prospectus.

Investment Objectives

Please refer to the summary section for each Portfolio in the front of this Prospectus for each Portfolio’s investment objective.

Investment Strategies

GROWTH AT A REASONABLE PRICE-EQUITY INVESTMENT PHILOSOPHY
(ALL PORTFOLIOS, EXCEPT THE INTERMEDIATE FIXED INCOME PORTFOLIO)

The Advisor refers to its investment philosophy with respect to the Large Cap Equity Portfolio, Mid Cap Equity Portfolio, Small/Mid Cap Equity Portfolio and equity portion of the Balanced Portfolio as Growth at a Reasonable Price (GARP). Since the GARP strategy combines some aspects of both “value” and “growth” investment styles, a primary benefit of the GARP strategy in the view of the Advisor is the ability to generate competitive investment returns in many different market environments. In selecting common stock for purchase in the Portfolios, the Advisor emphasizes companies that are likely to demonstrate superior business fundamentals, such as revenue and earnings growth; sustainable competitive advantage; potential for positive price or business catalysts, including earnings surprise or market expansion; disciplined management with shareholder focus; and attractive relative valuations.

The Advisor considers the sale of specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

FIXED-INCOME SECURITY SELECTION (BALANCED PORTFOLIO AND INTERMEDIATE FIXED INCOME PORTFOLIO ONLY)

In determining whether or not to invest in a particular debt security, the Advisor considers a number of factors, such as the price; coupon; yield to maturity; the credit quality of the issuer; the ratings assigned by Moody’s Investor Services, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“S&P”) and Fitch Ratings (“Fitch”); the issuer’s cash flow and related coverage ratios; the property, if any, securing the obligation; and terms of the debt instrument, including subordination, default, sinking fund and early redemption provisions. Fixed-income securities may be sold if downgraded or when swapped for a more attractive security.

SHORT-TERM INVESTMENTS (ALL PORTFOLIOS)

Cash-equivalent securities, which may be held by any of the five Portfolios, are high-quality debt obligations maturing in one year or less from the date of purchase. These include U.S. government securities, certificates of deposit, bankers’ acceptances, repurchase agreements, demand notes and commercial paper. The Advisor considers obligations that have been rated at least A-1 by S&P or Prime-1 by Moody’s, have an outstanding issue of debt securities rated at least A by S&P or Moody’s, or are of comparable quality, in the opinion of the Advisor, to be “high-quality.”

Under normal market conditions, each Portfolio will stay fully invested in stocks and/or bonds. However, a Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Portfolio not achieving its investment objective.

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PORTFOLIO TURNOVER (ALL PORTFOLIOS, EXCEPT THE INTERMEDIATE FIXED INCOME PORTFOLIO)

Due to a sell discipline based in part on price targets, all the Portfolios, except the Intermediate Fixed Income Portfolio, may be actively traded. This is particularly true in a market environment where securities prices are rising rapidly. Generally, the rate of portfolio turnover will not be a deciding factor in determining whether to sell or hold securities. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that there would likely be a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which would negatively affect a Portfolio’s performance. Active trading, however, can also be defensive and actually add to a Portfolio’s performance if, for example, a fully valued investment is sold before a price decline or in favor of an investment with better appreciation potential.

Investment Risks

The principal risks of investing in the Portfolios that may adversely affect the value of a Portfolio’s shares or total return are discussed in each Portfolio’s “Summary Section.”  Additional elements of risk are discussed below.

MARKET RISK (ALL PORTFOLIOS)

An investor in any Portfolio faces the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

FOREIGN COMPANY RISK (ALL PORTFOLIOS)

The Portfolios may invest in companies that are traded in the U.S. but that are non-U.S. companies because they are based outside of the U.S. or have a substantial portion of their operations, revenues or assets outside of the U.S. Often these non-U.S. companies are traded in the U.S. through American Depositary Receipts (ADRs) or American Depositary Shares (ADSs) (or Yankee bonds in the case of the Intermediate Fixed Income Portfolio). Investing in ADRs or ADSs presents many of the same risks as investing directly in foreign markets. Securities issued by non-U.S. companies and by U.S. companies with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies and potentially less stable foreign economies and political conditions. All of these factors can make investments in non-U.S. companies more volatile and potentially less liquid than investments in U.S. companies.

GROWTH STOCK RISK (ALL PORTFOLIOS, EXCEPT THE INTERMEDIATE FIXED INCOME PORTFOLIO)

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings.  Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.  Growth stocks may not perform as well as value stocks or the stock market in general.

SMALLER COMPANIES RISK (ALL PORTFOLIOS, EXCEPT THE INTERMEDIATE FIXED INCOME PORTFOLIO)

The Large Cap Equity, Mid Cap Equity, Small/Mid Cap Equity and Balanced Portfolios invest to varying degrees in smaller companies that can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than larger companies. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

ACTIVE MANAGEMENT RISK (ALL PORTFOLIOS, EXCEPT THE INTERMEDIATE FIXED INCOME PORTFOLIO)

Each Portfolio is subject to active management risk because it is highly dependent on the Advisor’s ability to pursue the Portfolio’s investment objective.  The Advisor will apply investment techniques, strategies and analyses in making investment decisions for each Portfolio, but there can be no assurance that these will produce the desired results.  The Advisor generally does not attempt to time the market and instead tries to stay fully invested under normal circumstances in the relevant asset class.  Despite each Portfolio’s having one or more benchmarks, a Portfolio may own securities not included in its benchmark or in different proportions than its benchmark.  The Portfolio also is dependent on the Advisor’s ability to purchase securities and establish weightings that result in better overall performance than the benchmark.

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FIXED-INCOME SECURITIES RISK (BALANCED PORTFOLIO AND INTERMEDIATE FIXED INCOME PORTFOLIO ONLY)

The Balanced and Intermediate Fixed Income Portfolios invest in fixed-income securities. The market values of debt securities are sensitive to prevailing interest rates. Generally, when interest rates rise, the debt security’s value declines and when interest rates decline, its market value rises. Generally, the longer the remaining maturity of a security, the greater the effect of interest rate changes on the market value of the security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of an issuer’s creditworthiness affect the market value of the debt securities of that issuer.

PORTFOLIO HOLDINGS INFORMATION

A description of the Funds’ policies and procedures regarding disclosure of portfolio holdings can be found in the Funds’ Statement of Additional Information (SAI), which can be obtained free of charge on the Funds’ website at www.rainierfunds.com or by contacting the Funds’ Transfer Agent at (800) 248-6314.

NOTICE OF POLICY CHANGE

Shareholders will be provided with 60 days’ notice prior to the implementation of a change in a Portfolio’s policy (other than the Balanced Portfolio) to invest at least 80% of its assets in certain securities as described above in the Prospectus and as indicated by the Portfolio’s name.

WHO MAY WISH TO INVEST

The Large Cap Equity Portfolio, Mid Cap Equity Portfolio and Small/Mid Cap Equity Portfolio may be appropriate for investors who are comfortable with above-average risk and can make a long-term investment commitment.  The Balanced Portfolio may be appropriate for investors who are comfortable with the risks of equity and fixed-income investing and can make a long-term investment commitment.  The Intermediate Fixed Income Portfolio may be appropriate for investors who are comfortable with the risks of fixed-income investing and seek high current income with greater stability in the value of shares than a long-term fixed-income fund.

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ORGANIZATION AND MANAGEMENT

Investment Advisor

Rainier Investment Management, Inc.® (Rainier), incorporated in 1989, serves as Investment Advisor to the Portfolios. Rainier’s address is:
601 Union Street, Suite 2801
Seattle, WA 98101

Rainier currently manages $15.9 billion (as of June 30, 2010) of discretionary assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, high-net-worth individuals and the Funds. The Advisor is owned and operated by twelve shareholders. Subject to the direction and control of the Board of Trustees, the Advisor formulates and implements an investment program for each Portfolio, which includes determining which securities should be bought and sold. For the fiscal year ended March 31, 2010, after fee reductions and/or expense reimbursements, if any, the Advisor received advisory fees computed as a percentage of each Portfolio’s average daily net assets as follows:

Portfolio	Advisory Fees Received As a Percentage of Average Daily Net Assets

Large Cap Equity Portfolio	0.75%
Mid Cap Equity Portfolio	0.85%
Small/Mid Cap Equity Portfolio	0.85%
Balanced Portfolio	0.70%
Intermediate Fixed Income Portfolio	0.35%

A discussion regarding the Board of Trustees’ basis for approving the Funds’ investment advisory agreements is included in the Funds’ Annual Report dated March 31, 2010.

Portfolio Managers

Large Cap Equity, Mid Cap Equity and Small/Mid Cap Equity Portfolios

Daniel M. Brewer, CFA, Senior Portfolio Manager
Mark W. Broughton, CFA, Senior Portfolio Manager
Stacie L. Cowell, CFA, Senior Portfolio Manager
Mark H. Dawson, CFA, Senior Portfolio Manager
Andrea L. Durbin, CFA, Senior Portfolio Manager
James R. Margard, CFA, Chief Investment Officer
Peter M. Musser, CFA, Senior Portfolio Manager

Intermediate Fixed Income Portfolio
Matt R. Kennedy, CFA, Senior Portfolio Manager

Balanced Portfolio
The Portfolio is team-managed by Rainier’s Equity and Fixed Income Portfolio Managers.

Each Portfolio Manager has been associated with the Advisor in the position noted for more than five years, except for Ms. Cowell, Ms. Durbin and Mr. Kennedy. Ms. Cowell began her career in 1989 at Chase Manhattan Bank and served as Senior Analyst at Founders Asset Management from 1993 to 1996, and as Senior Vice President and lead Portfolio Manager with Invesco Funds Group from 1996 to 2004 and as an Analyst at Kennedy Capital Management from May 2005 to June 2005 until she joined the Advisor in 2006 in the capacity of Senior Portfolio Manager. Ms. Durbin joined the Advisor in 2002 in the capacity of Senior Fixed Income Portfolio Manager.  In December 2007, she joined the Equity Portfolio Management Team. Mr. Kennedy began his career in 1995 with GE Financial Assurance and served as a Senior Analyst at Columbia Management from October 2002 to November 2003 until he joined the Advisor in 2003 in the capacity of Fixed Income Portfolio Manager.  In May 2006, he joined Washington Mutual as First Vice President and returned to the Advisor in March 2008 in the capacity of Fixed Income Senior Portfolio Manager.

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All the Portfolios are team-managed. For the Large Cap Equity, Mid Cap Equity, Small/Mid Cap Equity and stock portion of the Balanced Portfolio, the equity Portfolio Managers make recommendations on investments within industries to which they are assigned.

The SAI provides additional information about the Portfolio Managers’ method of compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Portfolios.

PORTFOLIO EXPENSES

The Portfolios are responsible for paying their own operating expenses. The Advisor has agreed in an Operating Expense Agreement to reduce its advisory fee or reimburse the expenses of each Portfolio to the extent necessary so that its ratio of total operating expenses to average net assets will not exceed the following levels (“Expense Cap”) (excluding Acquired Fund Fees and Expenses, Rule 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and sales charges):

Portfolio	Expense Cap (excluding Acquired Fund Fees and Expenses, Rule 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and sales charges)

Large Cap Equity Portfolio	1.04%
Mid Cap Equity Portfolio	1.10%
Small/Mid Cap Equity Portfolio	1.23%
Balanced Portfolio	0.94%
Intermediate Fixed Income Portfolio	0.45%

That agreement has a one-year term expiring July 31, 2011, renewable each year. Any reductions made by the Advisor in its fees or payments or reimbursement of expenses which are a Portfolio’s obligation are subject to reimbursement by the Portfolio within the following three years, provided the Portfolio is able to effect such reimbursement and remain in compliance with any applicable expense limitations.  The agreement may be terminated by the Board of Trustees with 60 days’ notice to the Advisor or the Advisor may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.

The expense information shown in the fees and expenses table for each Portfolio is based on amounts incurred during the Portfolio’s most recent fiscal year, expressed as a percentage of average net assets during the fiscal year.  The decline in the Portfolio’s average net assets over the past year or more due to market volatility and other factors will cause the Portfolio’s expense ratios for its current fiscal year to be higher than the expense information presented, but will not exceed the expense limitation shown. Additional Portfolio expenses also may apply as a result of any sub-transfer agency expenses, and fees related to electronically networking the Portfolio’s shareholder transactions with various intermediaries and other entities.

The Portfolios make payments to financial intermediaries for certain sub-transfer agency services provided by those financial intermediaries in amounts determined by the Portfolios’ Board of Trustees to represent reasonable amounts for those services.  These amounts are in addition to Rule 12b-1 payments made by the Portfolios to those intermediaries.

The Advisor may make cash payments from time to time from its own resources to financial intermediaries in connection with the sale of and for providing the opportunity to distribute shares of the Portfolios, reimbursement for marketing costs or providing services to shareholders. Those payments, which are sometimes referred to as revenue-sharing arrangements, also may be associated with the status of a Portfolio in a financial intermediary’s marketing and other support activities. These payments are in addition to any Rule 12b-1 payments that may be made by the Portfolios to those same intermediaries.

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PURCHASING, SELLING AND EXCHANGING SHARES

Purchasing Shares

Effective March 31, 2006, the Small/Mid Cap Equity Portfolio (the “Portfolio”) was closed to new shareholder accounts with the limited exceptions described below. Depending on the growth of the Portfolio’s assets and market conditions, the Advisor may in its judgment impose further restrictions on the purchase of the Portfolio’s shares or relax these restrictions. Any change in these restrictions would be announced with as much advance notice as is practicable.

Shareholders who owned shares of the Portfolio on March 31, 2006, may continue to purchase shares in their existing accounts. Employees of Rainier and their family members and officers and Trustees of the Rainier Funds may continue to purchase shares in existing accounts or open new accounts.

Clients of investment advisors recognized by Rainier may continue to purchase shares in their existing accounts or open new accounts. Currently this includes even those investment advisors that did not previously assist clients with the purchase of the Portfolio’s shares and investment advisors that were not previously recognized by Rainier.

Rainier may, without further notice, restrict purchases by investment advisors’ clients who did not previously own shares of the Portfolio.

Employer-sponsored retirement plans that purchase shares through a services intermediary with which Rainier or the Portfolio has a services agreement may continue to purchase shares through existing accounts. Currently this includes even those services intermediaries that did not previously have a services agreement with Rainier or the Portfolio. Although Rainier may selectively allow new retirement plan accounts, it reserves the right without further notice to restrict purchases by retirement plans that did not previously own shares of the Portfolio.

MINIMUM INVESTMENT AMOUNT

The minimum initial investment in each Portfolio is $2,500. Additional investments may be made at any time with $250 or more. The minimum investment requirements may occasionally be waived or lowered by the Funds.

PURCHASING BY MAIL

Shares of the Portfolios may be purchased by mail. If you wish to invest by mail, simply complete an account application and mail it with a check (made payable to Rainier Funds) to the Funds’ Transfer Agent, U.S. Bancorp Fund Services, LLC, at the following address:

Rainier Funds
P.O. Box 701
Milwaukee, WI 53201-0701

The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  Also, to prevent check fraud, the Funds will not accept third-party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept postdated checks, postdated online bill pay checks or any conditional order or payment.  All checks must be made payable to Rainier Funds or U.S. Bancorp Fund Services, LLC, as the Funds’ agent.  All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars.  If your purchase check is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Portfolio as a result.

In compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money-Laundering Compliance Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a post office (P.O.) box will not be accepted. Shares of the Funds have not been registered for sale outside of the U.S. The Rainier Funds generally do not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent residents, except for investors with U.S. military APO or FPO addresses. Please contact the Transfer Agent at (800) 248-6314 if you need additional assistance when completing your application.

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If the Transfer Agent is unable to establish the identity of a shareholder through reasonable methods, the account will be rejected and transactions will be prohibited until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

BY OVERNIGHT DELIVERY

If you wish to send your account application and check via an overnight delivery service, delivery cannot be made to a post office box. In that case, you should use the following address:

Rainier Funds
615 East Michigan Street, Third Floor
Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposits in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC, post office box, of purchase applications or redemption requests do not constitute receipt by the Transfer Agent of the Funds.

PURCHASING BY WIRE

Shares of the Portfolios may be purchased with a wire transfer of money if the Transfer Agent has a completed account application on file. A purchase order will not be accepted until the Fund has received the completed application and any requested documentation in proper form. Wired funds must be received by the close of regular trading of the New York Stock Exchange (NYSE), normally 4:00 p.m. (Eastern time), to be eligible for same-day pricing. Please call the Transfer Agent at (800) 248-6314 between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open for business to advise your intent to wire. This will ensure proper credit. The Funds are not responsible for delays resulting from the banking or Federal Reserve wire system. Please wire payment to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA No. 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
For further credit to Rainier
[Portfolio name]
Account of [your account number and account name]

Your bank may charge you a fee for sending a wire.

PURCHASING WITH SECURITIES

In certain situations, Portfolio shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities. Any securities used to buy Portfolio shares must be readily marketable, their acquisition consistent with the Portfolio’s objective and otherwise acceptable to the Advisor. Prior to making such a purchase, you should call the Advisor to determine whether the securities you wish to use to make a purchase are appropriate.

PURCHASES THROUGH AN INVESTMENT BROKER OR DEALER

Shares of the Portfolios are available through certain brokers (and their agents) that have made arrangements with the Funds to sell shares. When placing an order with such a broker or its authorized agent, the order is treated as if it had been placed directly with the Funds’ Transfer Agent, and you will pay or receive the next price calculated by the Portfolio. The broker (or agent) may hold your shares in an omnibus account in the broker’s (or agent’s) name, and the broker (or agent) maintains your individual ownership records. The Funds may pay the broker (or agent) for maintaining these records and providing other shareholder services. The broker (or agent) may charge a fee for handling the order. The broker (or agent) is responsible for processing your order correctly and promptly, advising you of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.

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RETIREMENT PLANS

Shares of the Portfolios are available for purchase by most retirement plans, including 401(k) plans, profit-sharing plans and individual retirement accounts.

SUBSEQUENT INVESTMENTS

Additional shares of a Portfolio are available for purchase, in amounts of $250 or more (subject to exceptions for certain programs), by sending a check together with the remittance form from a confirmation statement to the Transfer Agent. Please write your account number on the check. If you do not have a remittance form, please send the Transfer Agent a letter giving the name of the Portfolio, your name and account number. To send additional money for investment by wire, follow the instructions noted above.

PURCHASE ORDER PROCESSING

Any money received for investment in a Portfolio, whether sent by check or wire, is invested at the net asset value of the Portfolio, which is next calculated after your order is received in proper form. An order in proper form must include all correct and complete information, documents and signatures required to process the order, as well as a check or bank wire payment properly drawn and collectable.

The net asset value is calculated after the close of regular trading of the NYSE, normally 4:00 p.m. (Eastern time). A check or wire received after the NYSE closes is invested at the next-calculated net asset value of the Portfolio, normally the following business day.

EXCESSIVE TRADING POLICIES

Excessive or short-term trading (such as market timing) in Portfolio shares may harm performance by compromising Portfolio management strategies and increasing Portfolio expenses. The Board of Trustees has approved policies that seek to both discourage frequent purchases and redemptions, and also limit the disruptive effects of market timing. Pursuant to this policy, the Portfolios, their distributor and agents reserve the following rights: (1) to refuse or reject any purchase or exchange order; (2) to cancel or reject any purchase or exchange order placed through an intermediary, no later than one business day after the order is received by the intermediary (including, but not limited to, orders considered to be excessive trading or market timing); and (3) to completely or partially close a Portfolio by ceasing to offer its shares at any time to all or certain groups of investors. These actions may be taken when, in the sole discretion of the Portfolios, they are deemed to be in the best interest of the Portfolios or if required by law. The Portfolios’ shares are available through intermediaries such as broker-dealers and retirement plan administrators that may establish omnibus accounts in the Portfolios, which may make it difficult or impossible for the Funds to detect excessive or short-term trading. The Funds will use reasonable efforts to work with these intermediaries to detect and deter disruptive trading.   In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the distributor, on behalf of the Portfolios, has entered into written agreements with each of the Portfolios’ financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Portfolios can enforce their excessive trading policies.

OTHER INFORMATION

Federal tax law requires that you provide a certified taxpayer identification number and other certifications upon opening an account. This is necessary to avoid backup withholding of taxes. The Funds do not issue share certificates unless you specifically request them in writing to the Transfer Agent. All shares are normally held in a non-certified form on the books of the Funds, for your account.

Selling Shares (Redemptions)

Shareholders may sell (redeem) Portfolio shares on any day the Portfolios are open for business either directly to the Fund or through certain brokers (or agents). Payment for shares redeemed will usually be wired to the bank you indicate or mailed on the following day to the address of record. You may also have your redemption proceeds sent to your predetermined bank account by electronic funds transfer through the Automated Clearing House (ACH) network, provided your bank is a member. Proceeds will generally be credited to your account within two business days. There is no charge to have your payment sent via ACH. In all cases, proceeds will be sent within seven calendar days after the Fund receives your redemption request.

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If you purchase shares using a check and soon after request a redemption, the Funds will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 15 days). Furthermore, there are certain times when redemption payments may also be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If payment of redemption proceeds is to be made by Federal wire transfer, a $15 fee may be applied.

SELLING BY MAIL

You may sell your shares by simply sending a written request to the Transfer Agent. Specify the name of the Portfolio, the number of shares or dollar amount you want redeemed and your name and account number. Also enclose any certificated shares that you want to redeem. The letter should be signed by all of the shareholders whose names appear on the account registration. Send your redemption request to:

Rainier Funds
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight courier deliveries should be sent to:
Rainier Funds
615 East Michigan Street, Third Floor
Milwaukee, WI 53202

SIGNATURE GUARANTEES

Certain redemption requests require that the signature or signatures on the account be guaranteed. Signature guarantees are required if: (1) the redemption is a written request and exceeds $100,000; (2) proceeds are to be paid or sent to any person, address or bank account not on record; (3) if ownership is being changed on the account; or (4) if a change of address request was received by the Transfer Agent in the last 30 days. In addition to the situations described, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances. The signature(s) on the redemption request and on the certificates, if any, or stock powers must be guaranteed by an “eligible guarantor.” An eligible guarantor includes certain banks, brokers, dealers, credit unions, securities exchanges, clearing agencies and savings associations. A notary public is not an eligible guarantor. Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

SELLING BY TELEPHONE

You may establish telephone redemption privileges by checking the appropriate box and supplying the necessary information on the account application. You may then redeem shares of a Portfolio by telephoning the Transfer Agent at (800) 248-6314, between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the NYSE is open for normal trading. Redemptions by telephone must be at least $1,000. Proceeds will be mailed to the shareholder the following business day after the sale is executed. Upon request, redemption proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established on your account. Telephone redemptions cannot be made if you notify the Transfer Agent of an address change within 30 days before the redemption request. Once a telephone transaction has been placed, it cannot be cancelled or modified. Telephone redemption is not available for retirement plan accounts. Redemption proceeds exceeding $100,000 will require written authorization that is signature guaranteed.

When establishing telephone privileges, you are authorizing the Funds and their Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your account application. Such persons may request that the shares in your account be either exchanged or redeemed. Before executing an instruction received by telephone, the Funds and the Transfer Agent will use procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request.

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AUTOMATIC WITHDRAWAL PLAN

Automatic withdrawals may be made from a Portfolio in an amount of $100 or more. Your account must have a value of at least $25,000 to participate in this plan. If you elect this method of redemption, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This program may be terminated at any time by the Funds. You may also elect to terminate your participation in this plan at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.

This service may not be provided for service agents who are providing similar services by those organizations. Note that this plan may deplete your investment and affect your income or yield. You should not make automatic withdrawals if you plan to continue investing in a Portfolio, due to tax liabilities. Please call the Transfer Agent for further information.

REDEMPTION OF SMALL ACCOUNTS

In order to reduce expenses, the Funds may redeem shares in any account if the total value of your account is less than $1,000 as a result of redemptions. This does not apply to retirement plan or Uniform Gifts/Transfers to Minors Act accounts. Shareholders will be notified and given 30 days in which to make an additional investment to bring the value of their account to at least $1,000 before an involuntary redemption occurs.

ADDITIONAL INFORMATION

If shares are purchased by personal check or are sold through the ACH, the Funds may delay payment of the redemption proceeds for up to 15 days from purchase or until the payment has cleared, whichever occurs first. If your payment is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Portfolio as a result.

Each Portfolio has the right to pay redemption proceeds in whole or in part with a distribution by the Portfolio of securities in its portfolio equal in value to the sales price. It is not expected that a Portfolio would do so except in unusual circumstances.

Exchanging Shares

Shareholders may exchange shares of any Portfolio for shares of any other Portfolio on any day the Portfolios are open for business. If you did not own shares of the Small/Mid Cap Equity Portfolio when it closed, you may not exchange shares from the other Portfolios that otherwise would be allowed to exchange into the Portfolio as described previously (unless you are allowed to open a new account as described under “Purchasing of Shares”).

You may also exchange shares of any Portfolio for Class A or Class I shares of the First American Prime Obligations Fund (the “First American Fund”). Prior to making such an exchange, you should obtain and carefully read the Prospectus for the First American Fund. To obtain the First American Fund’s Prospectus and the necessary exchange authorization forms, call the Transfer Agent at (800) 248-6314.  The exchange privilege does not constitute an offering or recommendation on the part of the Funds or Advisor of an investment in the First American Funds and may be changed or cancelled by the Funds at any time upon 60 days’ notice. The First American Funds are not affiliated with the Funds or the Advisor. An affiliate of the Transfer Agent and distributor advises the First American Funds. In addition, the First American Funds’ distributor is entitled to receive a fee from the Class A shares of the First American Fund for distribution services at the annual rate of 0.25% of the average daily net asset value of the shares in connection with these exchanges.

The Funds reserve the right to reject any exchange order and may modify the exchange privilege by giving 60 days’ written notice to shareholders.

EXCHANGING BY MAIL

Shareholders may exchange shares by sending a written request to the Transfer Agent. You should specify the names of the Portfolios, the number of shares or dollar amount to be exchanged and your name and account number(s). The letter should be signed by all of the shareholders whose names appear in the account registration. Please send your exchange request to:
Rainier Funds
P.O. Box 701
Milwaukee, WI 53201-070

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EXCHANGING BY TELEPHONE

If your account has telephone privileges, you may also exchange Portfolio shares by calling the Transfer Agent at (800) 248-6314, between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the NYSE is open for normal trading. If you exchange shares by telephone, you will be subject to certain identification procedures, which are described under “Selling Shares/(Redemptions).”

EXCHANGE PROCESSING

All exchanges will be made on the basis of the relative net asset values of the Portfolios next determined after a completed request is received. Requests for exchanges received before 4:00 p.m. (Eastern time) on a day when the NYSE is open for normal trading will be processed as of the close of trading on that day. Otherwise, processing will occur on the next business day.

HOUSEHOLDING

In an effort to conserve resources, the Portfolios intend to reduce the number of duplicate Prospectuses and Annual and Semiannual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family.  If you would like to discontinue householding for your accounts, please call (800) 248-6314 to request individual copies of these documents.  We will begin sending individual copies thirty days after receiving your request to stop householding.  This policy does not apply to account statements.

PRICING OF PORTFOLIO SHARES

The price of a Portfolio’s shares is based on the Portfolio’s net asset value. The net asset value is calculated by dividing the Portfolio’s assets, minus its liabilities, by the number of shares outstanding. A Portfolio’s assets are the market value of securities held in its Portfolio, which is normally obtained from market quotations, plus any cash and other assets. If market quotations are not readily available for a Portfolio security, or if it is believed that a quotation does not represent fair value for a security, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. A Portfolio may also fair value securities in other situations affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day, a corporate action or a company announcement), events affecting securities markets generally (for example, market volatility or a natural disaster), or when a particular foreign market is closed but the NYSE is open and the value of a security held by the Portfolio has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded. A Portfolio’s liabilities are fees and expenses owed by the Portfolio. The number of Portfolio shares outstanding is the amount of shares that have been issued to shareholders. The price an investor pays to purchase Portfolio shares or the amount an investor receives when selling Portfolio shares is based on the net asset value next calculated after the order is received in proper form. An order in proper form must include all correct and complete information, documents and signatures required to process the purchase or redemption, as well as a check or bank wire payment properly drawn and collectable. The net asset value of shares of each Portfolio is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). Portfolio shares will not be priced on days when the NYSE is closed for trading (including certain U.S. holidays).

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Large Cap Equity, Mid Cap Equity and Small/Mid Cap Equity Portfolios intend to pay dividends annually. The Balanced Portfolio intends to pay dividends quarterly. The Intermediate Fixed Income Portfolio intends to pay dividends monthly. Each Portfolio makes distributions of its net capital gains, if any, at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

It is expected that distributions from the Large Cap Equity, Mid Cap Equity and Small/Mid Cap Equity Portfolios will primarily consist of capital gains. It is expected that distributions from the Balanced Portfolio will consist of dividends and capital gains. It is expected that distributions from the Intermediate Fixed Income Portfolio will primarily consist of dividends.

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Dividends and capital gain distributions are automatically reinvested in additional shares of the Portfolio at the net asset value per share on the reinvestment date unless you have previously requested in writing to the Transfer Agent or on the new account application that payment be made in cash.

If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Portfolio’s then-current net asset value per share and to reinvest all subsequent distributions in shares of the Portfolio until an updated address is received.

Tax Consequences

Each Portfolio intends to make distributions of dividends and capital gains. Dividends are taxable to shareholders as ordinary income. The rate a shareholder pays on capital gain distributions will depend on how long the Portfolio held the securities that generated the gains, not on how long the shareholder owned the Portfolio shares. Shareholders will be taxed in the same manner whether they receive dividends and capital gain distributions in cash or reinvest them in additional Portfolio shares.

Selling or exchanging Portfolio shares is considered a taxable event for shareholders. Depending on the purchase price and the sale price of the shares exchanged or sold, a gain or a loss may result on the transaction. Shareholders are responsible for any tax liabilities generated by their transactions.

Rule 12b-1 Fees

The Portfolios have a distribution plan under Rule 12b-1 that allows each Portfolio to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. The plan provides for the payment of a distribution and service fee of up to 0.25% of the Portfolio’s average daily net assets. The Advisor has voluntarily agreed to limit Rule 12b-1 fees for the Intermediate Fixed Income Portfolio to 0.10% of the Portfolio’s average daily net assets.  Rule 12b-1 fees are payable to the Advisor, as distribution coordinator. These fees may be used to pay certain brokers, transfer agents and financial intermediaries for providing shareholder services. The Advisor may also retain a portion of these fees to reimburse itself for marketing and servicing expenses, including a portion of its overhead and staff devoted to marketing the shares of the Portfolios. Because these fees are paid out of the Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment in shares of the Portfolio and may cost you more than paying other types of sales charges.

Multiple Class Information

The Large Cap Equity, Mid Cap Equity, Small/Mid Cap Equity and Balanced Portfolios offer two classes of shares for eligible investors. While each class invests in the same portfolio of securities, the classes have separate expense structures and shareholder privileges. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Advisor for investment advisory services.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance for the Original Class shares of each Portfolio for the periods presented.  Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended March 31, 2010 and 2009 has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Portfolios’ financial statements, is included in the Annual Report, which is available upon request.  Information for the previous years was audited by another auditor.

Rainier Funds
For a capital share outstanding throughout the year

LARGE CAP EQUITY PORTFOLIO – ORIGINAL SHARES Fiscal year ending March 31,

	2010	2009	2008	2007	2006

Net asset value, beginning of year	$16.21	$27.27	$28.46	$28.00	$23.99
Income from investment operations
Net investment income	0.09	0.09	0.09 *	0.08 *	0.07
Net realized and unrealized gain (loss) on investments	6.49	(11.05)	1.08	2.49	4.06
Total from investment operations	6.58	(10.96)	1.17	2.57	4.13
Less distributions
From net investment income	(0.10)	(0.02)	(0.12)	(0.07)	(0.12)
From net realized gain	-	(0.08)	(2.24)	(2.04)	-
From return of capital	-	-	-	-	-
Total distributions	(0.10)	(0.10)	(2.36)	(2.11)	(0.12)
Net asset value, end of year	$22.69	$16.21	$27.27	$28.46	$28.00
Total return	40.60%	(40.22)%	3.57%	9.26%	17.23%
Ratios/supplemental data
Net assets, end of year (millions)	$699.6	$597.4	$638.4	$424.2	$413.6
Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.12%	1.07%	1.07%	1.07%	1.13%
After fees waived and expenses absorbed	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.36%	0.55%	0.30%	0.29%	0.25%
Portfolio turnover rate	100.19%	108.26%	86.61%	85.85%	71.30%

*Computed using the average shares method.

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Financial Highlights

Rainier Funds
For a capital share outstanding throughout the period

MID CAP EQUITY PORTFOLIO – ORIGINAL SHARES Fiscal year ending March 31,

	2010	2009	2008	2007	12/27/05+ 2006

Net asset value, beginning of period	$22.42	$39.43	$38.36	$33.47	$30.00
Income from investment operations
Net investment income (loss)	(0.12)*	(0.00)	(0.16)*	(0.08)*	0.00
Net realized and unrealized gain (loss) on investments	11.13	(17.01)	2.48	5.06	3.47
Total from investment operations	11.01	(17.01)	2.32	4.98	3.47
Less distributions
From net investment income	(0.00)**	-	-	-	-
From net realized gain	-	(0.00)**	(1.24)	(0.09)	-
From return of capital	-	-	(0.01)	-	-
Total distributions	-	(0.00)**	(1.25)	(0.09)	-
Net asset value, end of period	$33.43	$22.42	$39.43	$38.36	$33.47
Total return	49.13%	(43.13)%	5.81%	14.90%	11.57	%†
Ratios/supplemental data
Net assets, end of period (millions)	$386.2	$299.0	$341.3	$79.5	$0.48
Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	1.29%	1.22%	1.19%	1.28%	5.37	%‡
After fees waived and expenses absorbed or recouped	n/a	n/a	n/a	1.32%	1.35	%‡
Ratio of net investment income (loss) to average net assets, after fees waived and expenses absorbed or recouped	(0.43)%	(0.05)%	(0.38)%	(0.22%)	(0.38	%) ‡
Portfolio turnover rate	144.92%	138.59%	111.93%	92.76%	35.86	%†

+Inception date December 27, 2005

*Computed using the average shares method.
** Amount is less than $0.01 per share.
† Not annualized.
‡ Annualized.

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Financial Highlights

Rainier Funds
For a capital share outstanding throughout the year

SMALL/MID CAP EQUITY PORTFOLIO – ORIGINAL SHARES Fiscal year ending March 31,

	2010	2009	2008	2007	2006

Net asset value, beginning of year	$18.67	$33.91	$39.16	$37.78	$29.02
Income from investment operations
Net investment loss	(0.12)*	(0.08)	(0.20)	(0.14)	(0.12)*
Net realized and unrealized gain (loss) on investments	9.05	(15.16)	(0.09)	2.88	9.87
Total from investment operations	8.93	(15.24)	(0.29)	2.74	9.75
Less distributions
From net investment income	-	-	-	-	-
From net realized gain	-	(0.00)**	(4.93)	(1.36)	(0.99)
From return of capital	-	-	(0.03)	-	-
Total distributions	-	(0.00)**	(4.96)	(1.36)	(0.99)
Net asset value, end of year	$27.60	$18.67	$33.91	$39.16	$37.78
Total return	47.83%	(44.93)%	(2.01)%	7.45%	34.04%
Ratios/supplemental data
Net assets, end of year (millions)	$1,880.7	$1,492.0	$3,011.3	$2,938.8	$2,322.8
Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.21%	1.16%	1.16%	1.18%	1.21%
After fees waived and expenses absorbed	n/a	n/a	n/a	n/a	n/a
Ratio of net investment loss to average net assets, after fees waived and expenses absorbed	(0.52)%	(0.29)%	(0.53)%	(0.40%)	(0.38%)
Portfolio turnover rate	127.18%	126.86%	107.61%	91.93%	94.10%

*Computed using the average shares method.
** Amount is less than $0.01 per share.

32

Financial Highlights

Rainier Funds
For a capital share outstanding throughout the year

BALANCED PORTFOLIO – ORIGINAL SHARES Fiscal year ending March 31,

	2010	2009	2008	2007	2006

Net asset value, beginning of year	$11.24	$16.18	$17.77	$17.94	$17.03
Income from investment operations
Net investment income	0.20	0.26	0.29	0.27	0.22
Net realized and unrealized gain (loss) on investments	2.97	(4.64)	0.57	1.14	1.66
Total from investment operations	3.17	(4.38)	0.86	1.41	1.88
Less distributions
From net investment income	(0.19)	(0.26)	(0.29)	(0.28)	(0.22)
From net realized gain	-	(0.30)	(2.16)	(1.30)	(0.75)
Total distributions	(0.19)	(0.56)	(2.45)	(1.58)	(0.97)
Net asset value, end of year	$14.22	$11.24	$16.18	$17.77	$17.94
Total return	28.35%	(27.35)%	4.38%	8.00%	11.19%
Ratios/supplemental data
Net assets, end of year (millions)	$51.1	$41.9	$72.5	$73.0	$100.4
Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	1.12%	1.03%	1.05%	1.06%	1.18%
After fees waived and expenses absorbed or recouped	n/a	n/a	n/a	1.08%	1.19%
Ratio of net investment income to average net assets, after fees waived and expenses absorbed or recouped	1.50%	1.85%	1.60%	1.48%	1.22%
Portfolio turnover rate	84.74%	84.85%	68.22%	73.27%	63.77%

33

Financial Highlights

Rainier Funds
For a capital share outstanding throughout the year

INTERMEDIATE FIXED INCOME PORTFOLIO – ORIGINAL SHARES Fiscal year ending March 31,

	2010	2009	2008	2007	2006

Net asset value, beginning of year	$12.33	$12.71	$12.38	$12.18	$12.45
Income from investment operations
Net investment income	0.49	0.51	0.54	0.51	0.46
Net realized and unrealized gain (loss) on investments	0.70	(0.38)	0.33	0.20	(0.27)
Total from investment operations	1.19	0.13	0.87	0.71	0.19
Less distributions
From net investment income	(0.49)	(0.51)	(0.54)	(0.51)	(0.46)
From net realized gain	-	-	-	-	-
Total distributions	(0.49)	(0.51)	(0.54)	(0.51)	(0.46)

Net asset value, end of year	$13.03	$12.33	$12.71	$12.38	$12.18
Total return	9.75%	1.11%	7.19%	5.91%	1.56%
Ratios/supplemental data
Net assets, end of year (millions)	$130.7	$110.6	$103.3	$67.3	$52.6
Ratio of expenses to average net assets
Before fees waived and expenses absorbed	0.70%	0.67%	0.69%	0.73%	0.86%
After fees waived and expenses absorbed	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets, after fees waived and expenses absorbed	3.80%	4.12%	4.38%	4.20%	3.69%
Portfolio turnover rate	44.49%	19.84%	36.87%	42.97%	43.45%

34

INDEX DESCRIPTIONS

The Standard & Poor’s 500 Index® is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange (NYSE) market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell 1000® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $1.3 billion to $283.1 billion as of May 31, 2010.

The Russell Midcap® Index is an unmanaged index composed of the equities of companies ranging in value from $1.3 billion to $14.1 billion as of May 31, 2010.

The Russell Midcap® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $1.3 billion to $14.1 billion as of May 31, 2010.

The Russell 2500™ Index is an unmanaged index composed of the equities of companies ranging in value from $112 million to $5.4 billion as of May 31, 2010.

The Russell 2500™ Growth Index is an unmanaged index composed of the equities of companies ranging in value from $112 million to $5.4 billion as of May 31, 2010.

The Russell 2000® Index is an unmanaged index composed of the equities of companies ranging in value from $112 million to $2.3 billion as of May 31, 2010.

The Balanced Index is computed by the Advisor and consists of 60% S&P 500 Index, 35% Barclays Capital U.S. Intermediate Government/Credit Bond Index and 5% 91-Day U.S. Treasury Bill Index. Actual asset allocation of the Balanced Portfolio may vary from the Balanced Index.

The Barclays Capital U.S. Intermediate Government/Credit Bond Index is an unmanaged index composed of all bonds covered by the Barclays Capital U.S. Government/Credit Index with maturities between one and 9.99 years.

The Citigroup 3-Month Treasury Bill Index (91-Day U.S. Treasury Bill Index) is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

Direct investment in an index is not possible.

35

PRIVACY NOTICE

Rainier Funds and Rainier Investment Management, Inc.®, the Advisor to the Portfolios, collect nonpublic information about you from the following sources:

• Information we receive from applications or other forms

• Information we receive from you through website or e-mail communications

• Information you may give us orally

• Information about your transactions with others or us

We do not disclose any nonpublic personal information about our customers or former shareholders to nonaffiliated third parties, except as required by law, such as in response to inquiries from governmental authorities. We may also disclose information to unaffiliated third parties, such as brokers or custodians, as permitted by law and as needed to provide agreed upon services to you. Rainier restricts access to your personal and account information to those employees who provide products and services to you. Additionally, we maintain physical, electronic and procedural safeguards to protect your nonpublic personal information. Please contact us directly with any specific questions about our data safeguards.

Series of Rainier Funds
(the “Portfolios”)

LARGE CAP EQUITY PORTFOLIO

MID CAP EQUITY PORTFOLIO

SMALL/MID CAP EQUITY PORTFOLIO

BALANCED PORTFOLIO

INTERMEDIATE FIXED INCOME PORTFOLIO

For more information about the Portfolios, the following documents are available for free on request:

ANNUAL/SEMIANNUAL REPORTS

Additional information about the Portfolios’ investments is available in the Portfolios’ Annual and Semiannual Reports to Shareholders. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Portfolios and is incorporated by reference into this Prospectus.
To receive free copies of the Portfolios’ reports and SAI, request other information or discuss your questions concerning the Portfolios, please contact the Funds at the street or Internet address below.

To review and copy information, including the Portfolios’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C., please call 1-202-551-8090 for information about the operation of the Public Reference Room. Text-only copies are available:

•For a duplicating fee, by writing to the Public Reference Room of the Commission, Washington, D.C. 20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.

•Free of charge from the Commission’s Internet website at http://www.sec.gov.

To reduce the volume of mail you receive, the Funds may mail only one copy of the Annual and Semiannual Reports, Prospectus and other regulatory materials to your household. You can contact the Funds at the address below to request (1) additional copies of these reports, or (2) that we discontinue householding of regulatory materials.

601 Union Street, Suite 2801 Seattle, WA 98101
TF. 800.248.6314  www.rainierfunds.com

The Funds’ SEC Investment Company Act file number is 811-8270.

RAINIER FUNDS July 31, 2010

Large Cap Equity Portfolio - RAIEX
Mid Cap Equity Portfolio - RAIMX
Small/Mid Cap Equity Portfolio - RAISX
Balanced Portfolio - RAIBX

As with all mutual funds, the Securities and Exchange Commission does not approve or disapprove of these shares or determine whether the information in this Prospectus is truthful or complete. It is a criminal offense for anyone to state otherwise.

Table of Contents - Institutional Prospectus

Summary Section	Large Cap Equity Portfolio

SUMMARY SECTION

Large Cap Equity Portfolio
Institutional Shares

Investment Objective

The Large Cap Equity Portfolio (the “Portfolio”) seeks to maximize long-term capital appreciation.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Equity Portfolio.

Shareholder Fees (fees paid directly from your investment)	none
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.88%

Example

This example is intended to help you compare the cost of investing in shares of the Large Cap Equity Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$281	$488	$1,084

Portfolio Turnover

The Large Cap Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Large Cap Equity Portfolio’s turnover rate was 100.19% of the average value of its portfolio.

Principal Investment Strategies

In pursuing its goal, the Large Cap Equity Portfolio invests primarily (at least 80% of its assets) in the common stock of large-capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. The Advisor considers large-capitalization companies to be those currently with minimum market capitalizations of $3 billion at the time of purchase. The Portfolio may invest in common stock of companies of all sizes, including small-capitalization companies. Investments in companies with market capitalizations below $3 billion will normally comprise less than 20% of the Portfolio. The Portfolio will normally be invested in approximately 75 to 150 securities. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Large Cap Equity Portfolio may invest up to 25% of its assets in foreign securities.  Foreign securities include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange.  Currently, the Advisor intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

Table of Contents - Institutional Prospectus
1

Summary Section	Large Cap Equity Portfolio

The Advisor refers to its stock selection philosophy as Growth at a Reasonable Price (GARP). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Advisor compares the Portfolio’s economic sector weightings to a broad index, such as the Standard & Poor’s (S&P) 500 Index®, and normally avoids extreme overweighting or underweighting relative to that index.  The Advisor considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

Principal Investment Risks

Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money. The Portfolio’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Advisor’s strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  Growth stocks may fall out of favor with investors.  High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for shareholders.

Performance

The following performance information provides some indication of the risks of investing in the Large Cap Equity Portfolio.  The bar chart below illustrates how the Portfolio’s total returns have varied from year to year.  The performance figures include the performance for the Portfolio’s Original Shares for periods prior to the inception date of the Portfolio’s Institutional Shares, which was May 2, 2002.  The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares.  The table below illustrates how the Portfolio’s average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio’s returns compare with a domestic growth style market index.  The Portfolio’s performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.  Updated performance is available on the Advisor’s website at www.rainierfunds.com.

LARGE CAP EQUITY PORTFOLIO
CALENDAR-YEAR TOTAL RETURNS (%)
The year-to-date total return as of June 30, 2010 for the Portfolio was -8.76%.

Best Quarter:	+14.94%	(second quarter, 2003)
Worst Quarter:	-23.64%	(fourth quarter, 2008)

Table of Contents - Institutional Prospectus
2

Summary Section	Large Cap Equity Portfolio

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2009

	1 Year	5 Years	10 Years
Large Cap Equity Portfolio
Return before taxes	23.73%	1.48%	-0.27%
Return after taxes on distributions	23.60%	0.87%	-0.87%
Return after taxes on distributions and sale of fund shares	15.51%	1.25%	-0.38%
S&P 500 Index® (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%
Russell 1000®Growth Index (reflects no deduction for fees, expenses or taxes)	37.21%	1.63%	-3.99%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Investment Advisor

Rainier Investment Management, Inc.®.

Portfolio Managers

The Portfolio is team-managed by the Portfolio Managers listed below:

Name	Title	Managed the Fund Since
Daniel M. Brewer, CFA	Senior Portfolio Manager	2000
Mark W. Broughton, CFA	Senior Portfolio Manager	2002
Stacie L. Cowell, CFA	Senior Portfolio Manager	2006
Mark H. Dawson, CFA	Senior Portfolio Manager	1996
Andrea L. Durbin, CFA	Senior Portfolio Manager	2007
James R. Margard, CFA	Chief Investment Officer	Inception (1994)
Peter M. Musser, CFA	Senior Portfolio Manager	Inception (1994)

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Rainier Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (800) 248-6314 or through a financial intermediary. The minimum initial investment in each Portfolio is $100,000. Additional investments may be made at any time with $1,000 or more.

Tax Information

The Portfolio’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred accounts will be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer, intermediary or your financial advisor to recommend the Portfolio over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

Table of Contents - Institutional Prospectus
3

Summary Section	Mid Cap Equity Portfolio

SUMMARY SECTION

Mid Cap Equity Portfolio
Institutional Shares

Investment Objective

The Mid Cap Equity Portfolio (the “Portfolio”) seeks to maximize long-term capital appreciation.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Equity Portfolio.

Shareholder Fees (fees paid directly from your investment)	none
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.04%

Example

This example is intended to help you compare the cost of investing in shares of the Mid Cap Equity Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$106	$331	$574	$1,271

Portfolio Turnover

The Mid Cap Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Mid Cap Equity Portfolio’s turnover rate was 144.92% of the average value of its portfolio.

Principal Investment Strategies

In pursuing its goal, the Mid Cap Equity Portfolio invests primarily (at least 80% of its assets) in the common stock of mid-capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable valuations. The Advisor considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index. The market capitalization of companies in which the Portfolio may invest may vary with market conditions. As of May 31, 2010, the market capitalization range of companies included in the Russell Midcap Index was $1.3 billion to $14.1 billion. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Advisor considers them to be particularly attractive. The Portfolio will normally invest in approximately 75 to 150 companies. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Mid Cap Equity Portfolio may invest up to 25% of its assets in foreign securities.  These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange.  Currently, the Advisor intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

Table of Contents - Institutional Prospectus
4

Summary Section	Mid Cap Equity Portfolio

The Advisor refers to its stock selection philosophy as Growth at a Reasonable Price (GARP). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Advisor compares the Portfolio’s economic sector weightings to a broad index of medium-size companies, such as the Russell Midcap Index, and normally avoids extreme overweighting or underweighting relative to that index. The Advisor considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

Principal Investment Risks

Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money. The Portfolio’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Advisor’s strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  Growth stocks may fall out of favor with investors.  High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for shareholders.

Performance

The following performance information provides some indication of the risks of investing in the Mid Cap Equity Portfolio.  The bar chart below illustrates how the Portfolio’s total returns have varied from year to year.  The table below illustrates how the Portfolio’s average annual total returns for the 1-year, 3-year and Since Inception periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio’s returns compare with a domestic growth style market index.  The Portfolio’s performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.  Updated performance is available on the Advisor’s website at www.rainierfunds.com.

MID CAP EQUITY PORTFOLIO
CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2010 for the Portfolio was -4.84%.

Best Quarter:	+18.38%	(third quarter, 2009)
Worst Quarter:	-30.81%	(fourth quarter, 2008)

Table of Contents - Institutional Prospectus
5

Summary Section	Mid Cap Equity Portfolio

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2009
	1 Year	3 Years	Since Inception 12/27/05
Mid Cap Equity Portfolio
Return before taxes	33.70%	-3.02%	2.28%
Return after taxes on distributions	33.69%	-3.32%	2.03%
Return after taxes on distributions and sale of fund shares	21.92%	-2.68%	1.84%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	40.48%	-4.59%	-0.28%
Russell Midcap®Growth Index (reflects no deduction for fees, expenses or taxes)	46.29%	-3.18%	-0.24%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Investment Advisor

Rainier Investment Management, Inc.®.

Portfolio Managers

The Portfolio is team-managed by the Portfolio Managers listed below:

Name	Title	Managed the Fund Since
Daniel M. Brewer, CFA	Senior Portfolio Manager	Inception (2005)
Mark W. Broughton, CFA	Senior Portfolio Manager	Inception (2005)
Stacie L. Cowell, CFA	Senior Portfolio Manager	2006
Mark H. Dawson, CFA	Senior Portfolio Manager	Inception (2005)
Andrea L. Durbin, CFA	Senior Portfolio Manager	2007
James R. Margard, CFA	Chief Investment Officer	Inception (2005)
Peter M. Musser, CFA	Senior Portfolio Manager	Inception (2005)

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Rainier Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (800) 248-6314 or through a financial intermediary.  The minimum initial investment in the Portfolio is $100,000. Additional investments may be made at any time with $1,000 or more.

Tax Information

The Portfolio’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred accounts will be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer, intermediary or your financial advisor to recommend the Portfolio over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

Table of Contents - Institutional Prospectus
6

Summary Section	Small/Mid Cap Equity Portfolio

SUMMARY SECTION

Small/Mid Cap Equity Portfolio
Institutional Shares

Investment Objective

The Small/Mid Cap Equity Portfolio (the “Portfolio”) seeks to maximize long-term capital appreciation.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Small/Mid Cap Equity Portfolio.

Shareholder Fees (fees paid directly from your investment)	none
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.96%

Example

This example is intended to help you compare the cost of investing in shares of the Small/Mid Cap Equity Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$98	$306	$531	$1,178

Portfolio Turnover

The Small/Mid Cap Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Small/Mid Cap Equity Portfolio’s turnover rate was 127.18% of the average value of its portfolio.

Principal Investment Strategies

In pursuing its goal, the Small/Mid Cap Equity Portfolio invests primarily (at least 80% of its assets) in the common stock of small- and mid-capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable valuations. The Portfolio will invest in approximately 100 to 150 companies. The Advisor defines small/mid cap companies as companies with market capitalizations between $100 million and $15 billion.  The Advisor also defines small/mid cap companies as companies that are members of, or fall within, the capitalization range of the Russell 2000® Index, which was $112 million to $2.3 billion as of May 31, 2010, or the Russell Midcap® Index, which was $1.3 billion to $14.1 billion as of May 31, 2010. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Advisor considers them to be particularly attractive. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Small/Mid Cap Equity Portfolio may invest up to 25% of its assets in foreign securities.  These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange.  Currently, the Advisor intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

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Summary Section	Small/Mid Cap Equity Portfolio

The Advisor refers to its stock selection philosophy as Growth at a Reasonable Price (GARP). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Advisor compares the Portfolio’s economic sector weightings to a broad index of small and medium-size companies, such as the Russell 2500™ Index, and normally avoids extreme overweighting or underweighting relative to that Index. The Advisor considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

Principal Investment Risks

Since the Portfolio is invested in common stocks whose prices change daily, there is the risk that an investor could lose money. The Portfolio’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Advisor’s strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  Growth stocks may fall out of favor with investors.  High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for shareholders.

Performance

The following performance information provides some indication of the risks of investing in the Small/Mid Cap Equity Portfolio.  The bar chart below illustrates how the Portfolio’s total returns have varied from year to year.  The performance figures include the performance of the Portfolio’s Original Shares for periods prior to the inception date of the Institutional Shares, which was May 2, 2002.  The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares.  The table below illustrates how the Portfolio’s average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio’s returns compare with a domestic growth style market index. The Portfolio’s performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.  Updated performance is available on the Advisor’s website at www.rainierfunds.com.

SMALL/MID CAP EQUITY PORTFOLIO
CALENDAR-YEAR TOTAL RETURNS (%)
The year-to-date total return as of June 30, 2010 for the Portfolio was -4.45%.

Best Quarter:	+21.92%	(second quarter, 2003)
Worst Quarter:	-32.26%	(fourth quarter, 2008)

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Summary Section	Small/Mid Cap Equity Portfolio

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2009
	1 Year	5 Years	10 Years
Small/Mid Cap Equity Portfolio
Return before taxes	30.19%	1.96%	4.59%
Return after taxes on distributions	30.19%	1.21%	3.45%
Return after taxes on distributions and sale of fund shares	19.62%	1.62%	3.48%
Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)	34.38%	1.58%	4.91%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes)	41.66%	2.00%	-0.18%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Investment Advisor

Rainier Investment Management, Inc.®.

Portfolio Managers

The Portfolio is team-managed by the Portfolio Managers listed below:

Name	Title	Managed the Fund Since
Daniel M. Brewer, CFA	Senior Portfolio Manager	2000
Mark W. Broughton, CFA	Senior Portfolio Manager	2002
Stacie L. Cowell, CFA	Senior Portfolio Manager	2006
Mark H. Dawson, CFA	Senior Portfolio Manager	1996
Andrea L. Durbin, CFA	Senior Portfolio Manager	2007
James R. Margard, CFA	Chief Investment Officer	Inception (1994)
Peter M. Musser, CFA	Senior Portfolio Manager	Inception (1994)

Purchase and Sale of Fund Shares

The Small/Mid Cap Equity Portfolio has been closed to new shareholder accounts since March 31, 2006 with limited exceptions.  Current investors may purchase, exchange or redeem Fund shares on any business day by written request via mail (Rainier Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (800) 248 6314 or through a financial intermediary.  The minimum initial investment in the Portfolio is $100,000. Additional investments may be made at any time with $1,000 or more.

Tax Information

The Portfolio’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred accounts will be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer, intermediary or your financial advisor to recommend the Portfolio over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

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Summary Section	Balanced Portfolio

SUMMARY SECTION

Balanced Portfolio
Institutional Shares

Investment Objective

The Balanced Portfolio (the “Portfolio”) seeks to provide investors with a balance of long-term capital appreciation and current income.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Portfolio.

Shareholder Fees (fees paid directly from your investment)	none
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.87%

Example

This example is intended to help you compare the cost of investing in shares of the Balanced Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073

Portfolio Turnover

The Balanced Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Balanced Portfolio’s turnover rate was 84.74% of the average value of its portfolio.

Principal Investment Strategies

The Balanced Portfolio invests primarily in a diversified portfolio of common stock of companies traded in the U.S. and investment-grade fixed-income securities (including convertible bonds) and cash equivalent securities.  A portion of these investment-grade fixed-income securities may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). Investment-grade fixed-income securities are generally considered to be those rated Baa3 or better by Moody’s Investor Services, Inc. (“Moody’s”), or BBB- or better by Standard & Poor’s Ratings Group (“S&P”) and Fitch Ratings (“Fitch”). The Portfolio may invest in bonds of any maturity but will on average have a dollar-weighted maturity between three and ten years. The Advisor seeks to provide long-term capital appreciation and income with less return variability and risk than that of the stock market. The Portfolio’s assets will be allocated among equity, fixed-income and short-term cash-equivalent securities. Equity securities will normally constitute from 40% to 70% of the Portfolio’s net assets. Fixed-income securities will normally represent from 30% to 55% of the Portfolio’s net assets. Cash-equivalent securities will normally constitute from 0% to 35% of the Portfolio’s net assets. The Advisor utilizes an approach of “strategic” long-term asset allocation, where the equity allocation remains between 45% and 65% unless extreme short-term market conditions indicate a more cautious or aggressive allocation. Aggressive market timing and shifts over 5% are avoided. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Balanced Portfolio may invest up to 25% of its assets in foreign securities.  These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange.  Currently, the Advisor intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

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Summary Section	Balanced Portfolio

The stock portion of the Portfolio invests primarily in the common stock of large-capitalization companies traded in the U.S. with the prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. The stock portion of the Portfolio may also invest to a lesser extent in small- and mid-capitalization companies traded in the U.S. with these same prospects. The Advisor refers to the equity selection philosophy as Growth at a Reasonable Price (GARP). The Advisor considers the sale of a specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.  The Advisor may sell a fixed-income security if the security has been downgraded or when it is swapped for a more attractive security.

Principal Investment Risks

Since the Portfolio is invested in common stocks and fixed-income securities whose prices change daily, there is the risk that an investor could lose money. A rise in interest rates may cause the Portfolio’s shares to decline in value. Generally, longer-term bonds are more sensitive to interest rate changes than shorter-term bonds. Some mortgage-related securities may also fall in value because increased principal prepayments can occur when interest rates decline or because of defaults or weakness in the real estate market. Also, the value of any of the Portfolio’s investments may decline in response to events affecting the issuer or its credit rating. Like all managed funds, there is a risk that the Advisor’s strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small- and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  Growth stocks may fall out of favor with investors.  High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for shareholders.

Performance

The following performance information provides some indication of the risks of investing in the Balanced Portfolio.  The bar chart below illustrates how the Portfolio’s total returns have varied from year to year.  The performance figures include the performance of the Portfolio’s Original Shares for periods prior to the inception date of the Portfolio’s Institutional Shares, which was May 2, 2002.  The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares.  The table below illustrates how the Portfolio’s average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index, secondary index provided as a bond market measure, and a third index calculated by the Advisor provided as a blend of the equity and bond market.  The Portfolio’s performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.  Updated performance is available on the Advisor’s website at www.rainierfunds.com.

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Summary Section	Balanced Portfolio

BALANCED PORTFOLIO
CALENDAR-YEAR TOTAL RETURNS (%)
The year-to-date total return as of June 30, 2010 for the Portfolio was -3.74%.

Best Quarter:	+10.20%	(third quarter, 2009)
Worst Quarter:	-14.26%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2009
	1 Year	5 Years	10 Years
Balanced Portfolio
Return before taxes	18.67%	2.57%	1.91%
Return after taxes on distributions	18.14%	1.18%	0.85%
Return after taxes on distributions and sale of fund shares	12.31%	1.88%	1.26%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%
Barclays Capital U.S. Intermediate Gov’t/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	4.66%	5.92%
Balanced Index (reflects no deduction for fees, expenses or taxes)	17.83%	2.33%	1.95%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Investment Advisor

Rainier Investment Management, Inc.®.

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Summary Section	Balanced Portfolio

Portfolio Managers

The Portfolio is team-managed by the Portfolio Managers listed below:

Name	Title	Managed the Fund Since
Daniel M. Brewer, CFA	Senior Portfolio Manager	2000
Mark W. Broughton, CFA	Senior Portfolio Manager	2002
Stacie L. Cowell, CFA	Senior Portfolio Manager	2006
Mark H. Dawson, CFA	Senior Portfolio Manager	1996
Andrea L. Durbin, CFA	Senior Portfolio Manager	2007
Matt. R. Kennedy, CFA	Senior Portfolio Manager	2008
James R. Margard, CFA	Chief Investment Officer	Inception (1994)
Peter M. Musser, CFA	Senior Portfolio Manager	Inception (1994)

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Rainier Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (800) 248-6314 or through a financial intermediary.  The minimum initial investment in the Portfolio is $100,000. Additional investments may be made at any time with $1,000 or more.

Tax Information

The Portfolio’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred accounts will be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer, intermediary or your financial advisor to recommend the Portfolio over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

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MORE ABOUT THE PORTFOLIOS’ INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

This Prospectus offers the Institutional Shares of the Large Cap Equity, Mid Cap Equity, Small/Mid Cap Equity and Balanced Portfolios (each a “Portfolio,” together, the “Portfolios”). The Institutional Shares do not impose a Rule 12b-1 fee. These Portfolios also offer Original Shares through a separate Prospectus with a different expense structure.

Investment Objectives

Please refer to the summary section for each Portfolio in the front of this Prospectus for each Portfolio’s investment objective.

Investment Strategies

GROWTH AT A REASONABLE PRICE-EQUITY INVESTMENT PHILOSOPHY
(ALL PORTFOLIOS)

The Advisor refers to its investment philosophy with respect to the Large Cap Equity Portfolio, Mid Cap Equity Portfolio, Small/Mid Cap Equity Portfolio and equity portion of the Balanced Portfolio as Growth at a Reasonable Price (GARP). Since the GARP strategy combines some aspects of both “value” and “growth” investment styles, a primary benefit of the GARP strategy in the view of the Advisor is the ability to generate competitive investment returns in many different market environments. In selecting common stock for purchase in the Portfolios, the Advisor emphasizes companies that are likely to demonstrate superior business fundamentals, such as revenue and earnings growth; sustainable competitive advantage; potential for positive price or business catalysts, including earnings surprise or market expansion; disciplined management with shareholder focus; and attractive relative valuations.

The Advisor considers the sale of specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

FIXED-INCOME SECURITY SELECTION (BALANCED PORTFOLIO ONLY)

In determining whether or not to invest in a particular debt security, the Advisor considers a number of factors, such as the price; coupon; yield to maturity; the credit quality of the issuer; the ratings assigned by Moody’s Investor Services, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“S&P”) and Fitch Ratings (“Fitch”); the issuer’s cash flow and related coverage ratios; the property, if any, securing the obligation; and terms of the debt instrument, including subordination, default, sinking fund and early redemption provisions. Fixed-income securities may be sold if downgraded or when swapped for a more attractive security.

SHORT-TERM INVESTMENTS (ALL PORTFOLIOS)

Cash-equivalent securities, which may be held by any of the five Portfolios, are high-quality debt obligations maturing in one year or less from the date of purchase. These include U.S. government securities, certificates of deposit, bankers’ acceptances, repurchase agreements, demand notes and commercial paper. The Advisor considers obligations that have been rated at least A-1 by S&P or Prime-1 by Moody’s, have an outstanding issue of debt securities rated at least A by S&P or Moody’s, or are of comparable quality, in the opinion of the Advisor, to be “high-quality.”

Under normal market conditions, each Portfolio will stay fully invested in stocks and/or bonds. However, a Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Portfolio not achieving its investment objective.

PORTFOLIO TURNOVER (ALL PORTFOLIOS)

Due to a sell discipline based in part on price targets, all the Portfolios may be actively traded. This is particularly true in a market environment where securities prices are rising rapidly. Generally, the rate of portfolio turnover will not be a deciding factor in determining whether to sell or hold securities. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that there would likely be a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which would negatively affect a Portfolio’s performance. Active trading, however, can also be defensive and actually add to a Portfolio’s performance if, for example, a fully valued investment is sold before a price decline or in favor of an investment with better appreciation potential.

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Investment Risks

The principal risks of investing in the Portfolios that may adversely affect the value of a Portfolio’s shares or total return are discussed in each Portfolio’s “Summary Section.”  Additional elements of risk are discussed below.

MARKET RISK (ALL PORTFOLIOS)

An investor in any Portfolio faces the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

GROWTH STOCK RISK (ALL PORTFOLIOS)

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings.  Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.  Growth stocks may not perform as well as value stocks or the stock market in general.

SMALLER COMPANIES RISK (ALL PORTFOLIOS)

The Large Cap Equity, Mid Cap Equity, Small/Mid Cap Equity and Balanced Portfolios invest to varying degrees in smaller companies that can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than larger companies. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

FOREIGN COMPANY RISK (ALL PORTFOLIOS)

The Portfolios may invest in companies that are traded in the U.S. but that are non-U.S. companies because they are based outside of the U.S. or have a substantial portion of their operations, revenues or assets outside of the U.S. Often these non-U.S. companies are traded in the U.S. through American Depositary Receipts (ADRs) or American Depositary Shares (ADSs). Investing in ADRs or ADSs presents many of the same risks as investing directly in foreign markets. Securities issued by non-U.S. companies and by U.S. companies with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies and potentially less stable foreign economies and political conditions. All of these factors can make investments in non-U.S. companies more volatile and potentially less liquid than investments in U.S. companies.

ACTIVE MANAGEMENT RISK (ALL PORTFOLIOS)

Each Portfolio is subject to active management risk because it is highly dependent on the Advisor’s ability to pursue the Portfolio’s investment objective.  The Advisor will apply investment techniques, strategies and analyses in making investment decisions for each Portfolio, but there can be no assurance that these will produce the desired results.  The Advisor generally does not attempt to time the market and instead tries to stay fully invested under normal circumstances in the relevant asset class.  Despite each Portfolio’s having one or more benchmarks, a Portfolio may own securities not included in its benchmark or in different proportions than its benchmark.  The Portfolio also is dependent on the Advisor’s ability to purchase securities and establish weightings that result in better overall performance than the benchmark.

FIXED-INCOME SECURITIES RISK (BALANCED PORTFOLIO ONLY)

The Balanced Portfolio invests in fixed-income securities. The market values of debt securities are sensitive to prevailing interest rates. Generally, when interest rates rise, the debt security’s value declines and when interest rates decline, its market value rises. Generally, the longer the remaining maturity of a security, the greater the effect of interest rate changes on the market value of the security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of an issuer’s creditworthiness affect the market value of the debt securities of that issuer.

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PORTFOLIO HOLDINGS INFORMATION

A description of the Funds’ policies and procedures regarding disclosure of portfolio holdings can be found in the Funds’ Statement of Additional Information (SAI), which can be obtained free of charge on the Funds’ website at www.rainierfunds.com or by contacting the Funds’ Transfer Agent at (800) 248-6314.

NOTICE OF POLICY CHANGE

Shareholders will be provided with 60 days’ notice prior to the implementation of a change in a Portfolio’s policy (other than the Balanced Portfolio) to invest at least 80% of its assets in certain securities as described above in the Prospectus and as indicated by the Portfolio’s name.

WHO MAY WISH TO INVEST

The Large Cap Equity Portfolio, Mid Cap Equity Portfolio and Small/Mid Cap Equity Portfolio may be appropriate for investors who are comfortable with above-average risk and can make a long-term investment commitment.  The Balanced Portfolio may be appropriate for investors who are comfortable with the risks of equity and fixed-income investing and can make a long-term investment commitment.

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ORGANIZATION AND MANAGEMENT

Investment Advisor

Rainier Investment Management, Inc.® (Rainier), incorporated in 1989, serves as Investment Advisor to the Portfolios. Rainier’s address is:

601 Union Street, Suite 2801
Seattle, WA 98101

Rainier currently manages $15.9 billion (as of June 30, 2010) of discretionary assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, high-net-worth individuals and the Funds. The Advisor is owned and operated by twelve shareholders. Subject to the direction and control of the Board of Trustees, the Advisor formulates and implements an investment program for each Portfolio, which includes determining which securities should be bought and sold. For the fiscal year ended March 31, 2010, after fee reductions and/or expense reimbursements, if any, the Advisor received advisory fees computed as a percentage of each Portfolio’s average daily net assets as follows:

Portfolio	Advisory Fees Received As a Percentage of Average Daily Net Assets

Large Cap Equity Portfolio	0.75%
Mid Cap Equity Portfolio	0.85%
Small/Mid Cap Equity Portfolio	0.85%
Balanced Portfolio	0.70%

A discussion regarding the Board of Trustees’ basis for approving the Funds’ investment advisory agreements is included in the Funds’ Annual Report dated March 31, 2010.

Portfolio Managers

Large Cap Equity, Mid Cap Equity and Small/Mid Cap Equity Portfolios

Daniel M. Brewer, CFA, Senior Portfolio Manager
Mark W. Broughton, CFA, Senior Portfolio Manager
Stacie L. Cowell, CFA, Senior Portfolio Manager
Mark H. Dawson, CFA, Senior Portfolio Manager
Andrea L. Durbin, CFA, Senior Portfolio Manager
James R. Margard, CFA, Chief Investment Officer
Peter M. Musser, CFA, Senior Portfolio Manager

Balanced Portfolio

The Portfolio is team-managed by Rainier’s Equity and Fixed Income Portfolio Managers.

Each Portfolio Manager has been associated with the Advisor in the position noted for more than five years, except for Ms. Cowell and Ms. Durbin.  Ms. Cowell began her career in 1989 at Chase Manhattan Bank and served as Senior Analyst at Founders Asset Management from 1993 to 1996, as Senior Vice President and lead Portfolio Manager with Invesco Funds Group from 1996 to 2004 and as an Analyst at Kennedy Capital Management from May 2005 to June 2005 until she joined the Advisor in 2006 in the capacity of Senior Portfolio Manager. Ms. Durbin joined the Advisor in 2002 in the capacity of Senior Fixed Income Portfolio Manager. In December 2007, she joined the Equity Portfolio Management.

All the Portfolios are team-managed. For the Large Cap Equity, Mid Cap Equity, Small/Mid Cap Equity and stock portion of the Balanced Portfolio, the equity Portfolio Managers make recommendations on investments within industries to which they are assigned.

The SAI provides additional information about the Portfolio Managers’ method of compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Portfolios.

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PORTFOLIO EXPENSES

The Portfolios are responsible for paying their own operating expenses. The Advisor has agreed in an Operating Expense Agreement to reduce its advisory fee or reimburse the expenses of each Portfolio to the extent necessary so that its ratio of total operating expenses to average net assets will not exceed the following levels (“Expense Cap”) (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, sales charges and extraordinary expenses):

Portfolio	Expense Cap (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, sales charges and extraordinary expenses)

Large Cap Equity Portfolio	1.04%
Mid Cap Equity Portfolio	1.10%
Small/Mid Cap Equity Portfolio	1.23%
Balanced Portfolio	0.94%

That agreement has a one-year term expiring July 31, 2011, renewable each year. Any reductions made by the Advisor in its fees or payments or reimbursement of expenses which are a Portfolio’s obligation are subject to reimbursement by the Portfolio within the following three years, provided the Portfolio is able to effect such reimbursement and remain in compliance with any applicable expense limitations. The agreement may be terminated by the Board of Trustees with 60 days’ notice to the Advisor or the Advisor may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.

The expense information shown in the fees and expenses table for each Portfolio is based on amounts incurred during the Portfolio’s most recent fiscal year, expressed as a percentage of average net assets during the fiscal year.  The decline in the Portfolio’s average net assets over the past year or more due to market volatility and other factors will cause the Portfolio’s expense ratios for its current fiscal year to be higher than the expense information presented, but will not exceed the expense limitation shown. Additional Portfolio expenses also may apply as a result of any sub-transfer agency expenses, and fees related to electronically networking the Portfolio’s shareholder transactions with various intermediaries and other entities.

The Portfolios make payments to financial intermediaries for certain sub-transfer agency services provided by those financial intermediaries in amounts determined by the Portfolios’ Board of Trustees to represent reasonable amounts for those services.

The Advisor may make cash payments from time to time from its own resources to financial intermediaries in connection with the sale of and for providing the opportunity to distribute shares of the Portfolios, reimbursement for marketing costs or providing services to shareholders. Those payments, which are sometimes referred to as revenue-sharing arrangements, also may be associated with the status of a Portfolio in a financial intermediary’s marketing and other support activities.

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PURCHASING, SELLING AND EXCHANGING SHARES

Purchasing Shares

Effective March 31, 2006, the Small/Mid Cap Equity Portfolio (the “Portfolio”) was closed to new shareholder accounts with the limited exceptions described below. Depending on the growth of the Portfolio’s assets and market conditions, the Advisor may in its judgment impose further restrictions on the purchase of the Portfolio’s shares or relax these restrictions. Any change in these restrictions would be announced with as much advance notice as is practicable.

Shareholders who owned shares of the Portfolio on March 31, 2006, may continue to purchase shares in their existing accounts. Employees of Rainier and their family members and officers and Trustees of the Rainier Funds may continue to purchase shares in existing accounts or open new accounts.

Clients of investment advisors recognized by Rainier may continue to purchase shares in their existing accounts or open new accounts. Currently this includes even those investment advisors that did not previously assist clients with the purchase of the Portfolio’s shares and investment advisors that were not previously recognized by Rainier.

Rainier may, without further notice, restrict purchases by investment advisors’ clients who did not previously own shares of the Portfolio.

Employer-sponsored retirement plans that purchase shares through a services intermediary with which Rainier or the Portfolio has a services agreement may continue to purchase shares through existing accounts. Currently this includes even those services intermediaries that did not previously have a services agreement with Rainier or the Portfolio. Although Rainier may selectively allow new retirement plan accounts, it reserves the right without further notice to restrict purchases by retirement plans that did not previously own shares of the Portfolio.

MINIMUM INVESTMENT AMOUNT

The minimum initial investment in each Portfolio is $100,000. Additional investments may be made at any time with $1,000 or more. The minimum investment requirements may occasionally be waived or lowered by the Funds. Additionally, different minimums may apply for fee-based programs and other arrangements subject to criteria set by the Advisor.

PURCHASING BY MAIL

Shares of the Portfolios may be purchased by mail. If you wish to invest by mail, simply complete an account application and mail it with a check (made payable to Rainier Funds) to the Funds’ Transfer Agent, U.S. Bancorp Fund Services, LLC, at the following address:

Rainier Funds
P.O. Box 701
Milwaukee, WI 53201-0701

The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  Also, to prevent check fraud, the Funds will not accept third-party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchases of shares.  The Funds are unable to accept postdated checks, postdated online bill pay checks or any conditional order or payment.  All checks must be made payable to Rainier Funds or U.S. Bancorp Fund Services, LLC, as the Funds’ agent.  All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars. If your purchase check is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Portfolio as a result.

In compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money-Laundering Compliance Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a post office (P.O.) box will not be accepted. Shares of the Funds have not been registered for sale outside of the U.S. The Rainier Funds generally do not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent residents, except for investors with U.S. military APO or FPO addresses. Please contact the Transfer Agent at (800) 248-6314 if you need additional assistance when completing your application.

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If the Transfer Agent is unable to establish the identity of a shareholder through reasonable methods, the account will be rejected and transactions will be prohibited until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

BY OVERNIGHT DELIVERY

If you wish to send your account application and check via an overnight delivery service, delivery cannot be made to a post office box. In that case, you should use the following address:

Rainier Funds
615 East Michigan Street, Third Floor
Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC, post office box, of purchase applications or redemption requests do not constitute receipt by the Transfer Agent of the Funds.

PURCHASING BY WIRE

Shares of the Portfolios may be purchased with a wire transfer of money if the Transfer Agent has a completed account application on file. A purchase order will not be accepted until the Fund has received the completed application and any requested documentation in proper form. Wired funds must be received by the close of regular trading of the New York Stock Exchange (NYSE), normally 4:00 p.m. (Eastern time), to be eligible for same-day pricing. Please call the Transfer Agent at (800) 248-6314 between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open for business to advise your intent to wire. This will ensure proper credit. The Funds are not responsible for delays resulting from the banking or Federal Reserve wire system. Please wire payment to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA No. 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
For further credit to Rainier
[Portfolio name]
Account of [your account number and account name]

Your bank may charge you a fee for sending a wire.

PURCHASING WITH SECURITIES

In certain situations, Portfolio shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities. Any securities used to buy Portfolio shares must be readily marketable, their acquisition consistent with the Portfolio’s objective and otherwise acceptable to the Advisor. Prior to making such a purchase, you should call the Advisor to determine whether the securities you wish to use to make a purchase are appropriate.

PURCHASES THROUGH AN INVESTMENT BROKER OR DEALER

Shares of the Portfolios are available through certain brokers (and their agents) that have made arrangements with the Funds to sell shares. When placing an order with such a broker or its authorized agent, the order is treated as if it had been placed directly with the Funds’ Transfer Agent, and you will pay or receive the next price calculated by the Portfolio. The broker (or agent) may hold your shares in an omnibus account in the broker’s (or agent’s) name, and the broker (or agent) maintains your individual ownership records. The Funds may pay the broker (or agent) for maintaining these records and providing other shareholder services. The broker (or agent) may charge a fee for handling the order. The broker (or agent) is responsible for processing your order correctly and promptly, advising you of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.

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RETIREMENT PLANS

Shares of the Portfolios are available for purchase by most retirement plans, including 401(k) plans, profit-sharing plans and individual retirement accounts.

SUBSEQUENT INVESTMENTS

Additional shares of a Portfolio are available for purchase, in amounts of $1,000 or more (subject to exceptions for certain programs), by sending a check together with the remittance form from a confirmation statement to the Transfer Agent. Please write your account number on the check. If you do not have a remittance form, please send the Transfer Agent a letter giving the name of the Portfolio, your name and account number. To send additional money for investment by wire, follow the instructions noted above.

PURCHASE ORDER PROCESSING

Any money received for investment in a Portfolio, whether sent by check or wire, is invested at the net asset value of the Portfolio, which is next calculated after your order is received in proper form. An order in proper form must include all correct and complete information, documents and signatures required to process the order, as well as a check or bank wire payment properly drawn and collectable.

The net asset value is calculated after the close of regular trading of the NYSE, normally 4:00 p.m. (Eastern time). A check or wire received after the NYSE closes is invested at the next-calculated net asset value of the Portfolio, normally the following business day.

EXCESSIVE TRADING POLICIES

Excessive or short-term trading (such as market timing) in Portfolio shares may harm performance by compromising Portfolio management strategies and increasing Portfolio expenses. The Board of Trustees has approved policies that seek to both discourage frequent purchases and redemptions, and also limit the disruptive effects of market timing. Pursuant to this policy, the Portfolios, their distributor and agents reserve the following rights: (1) to refuse or reject any purchase or exchange order; (2) to cancel or reject any purchase or exchange order placed through an intermediary, no later than one business day after the order is received by the intermediary (including, but not limited to, orders considered to be excessive trading or market timing); and (3) to completely or partially close a Portfolio by ceasing to offer fund shares at any time to all or certain groups of investors. These actions may be taken when, in the sole discretion of the Portfolios, they are deemed to be in the best interest of the Portfolios or if required by law. The Portfolios’ shares are available through intermediaries such as broker-dealers and retirement plan administrators that may establish omnibus accounts in the Portfolios, which may make it difficult or impossible for the Funds to detect excessive or short-term trading. The Funds will use reasonable efforts to work with these intermediaries to detect and deter disruptive trading.  In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the distributor, on behalf of the Portfolios, has entered into written agreements with each of the Portfolios’ financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Portfolios can enforce their excessive trading policies.

OTHER INFORMATION

Federal tax law requires that you provide a certified taxpayer identification number and other certifications upon opening an account. This is necessary to avoid backup withholding of taxes. The Funds do not issue share certificates unless you specifically request them in writing to the Transfer Agent. All shares are normally held in a non-certified form on the books of the Funds, for your account.

Selling Shares (Redemptions)

Shareholders may sell (redeem) Portfolio shares on any day the Portfolios are open for business either directly to the Fund or through certain brokers (or agents). Payment for shares redeemed will usually be wired to the bank you indicate or mailed on the following day to the address of record. You may also have your redemption proceeds sent to your predetermined bank account by electronic funds transfer through the Automated Clearing House (ACH) network, provided your bank is a member. Proceeds will generally be credited to your account within two business days. There is no charge to have your payment sent via ACH. In all cases, proceeds will be sent within seven calendar days after the Fund receives your redemption request.

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If you purchase shares using a check and soon after request a redemption, the Funds will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 15 days). Furthermore, there are certain times when redemption payments may also be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If payment of redemption proceeds is to be made by Federal wire transfer, a $15 fee may be applied.

SELLING BY MAIL

You may sell your shares by simply sending a written request to the Transfer Agent. Specify the name of the Portfolio, the number of shares or dollar amount you want redeemed and your name and account number. Also enclose any certificated shares that you want to redeem. The letter should be signed by all of the shareholders whose names appear on the account registration. Send your redemption request to:

Rainier Funds
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight courier deliveries should be sent to:
Rainier Funds
615 East Michigan Street, Third Floor
Milwaukee, WI 53202

SIGNATURE GUARANTEES

Certain redemption requests require that the signature or signatures on the account be guaranteed. Signature guarantees are required if: (1) the redemption is a written request and exceeds $100,000; (2) proceeds are to be paid or sent to any person, address or bank account not on record; (3) if ownership is being changed on the account; or (4) if a change of address request was received by the Transfer Agent in the last 30 days. In addition to the situations described, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances. The signature(s) on the redemption request and on the certificates, if any, or stock powers must be guaranteed by an “eligible guarantor.” An eligible guarantor includes certain banks, brokers, dealers, credit unions, securities exchanges, clearing agencies and savings associations. A notary public is not an eligible guarantor. Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

SELLING BY TELEPHONE

You may establish telephone redemption privileges by checking the appropriate box and supplying the necessary information on the account application. You may then redeem shares of a Portfolio by telephoning the Transfer Agent at (800) 248-6314, between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the NYSE is open for normal trading. Redemptions by telephone must be at least $1,000. Proceeds will be mailed to the shareholder the following business day after the sale is executed. Upon request, redemption proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established on your account. Telephone redemptions cannot be made if you notify the Transfer Agent of an address change within 30 days before the redemption request. Once a telephone transaction has been placed, it cannot be cancelled or modified. Telephone redemption is not available for retirement plan accounts. Redemption proceeds exceeding $100,000 will require written authorization that is signature guaranteed.

When establishing telephone privileges, you are authorizing the Funds and their Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your account application. Such persons may request that the shares in your account be either exchanged or redeemed. Before executing an instruction received by telephone, the Funds and the Transfer Agent will use procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request.

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AUTOMATIC WITHDRAWAL PLAN

Automatic withdrawals may be made from a Portfolio in an amount of $100 or more. Your account must have a value of at least $25,000 to participate in this plan. If you elect this method of redemption, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This program may be terminated at any time by the Funds. You may also elect to terminate your participation in this plan at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.

This service may not be provided for service agents who are providing similar services by those organizations. Note that this plan may deplete your investment and affect your income or yield. You should not make automatic withdrawals if you plan to continue investing in a Portfolio, due to tax liabilities. Please call the Transfer Agent for further information.

REDEMPTION OF SMALL ACCOUNTS

In order to reduce expenses, the Funds may redeem shares in any account if the total value of your account is less than $50,000 as a result of redemptions. This does not apply to accounts qualifying for minimum waivers. Shareholders will be notified and given 30 days in which to make an additional investment to bring the value of their account to at least $50,000 before an involuntary redemption or conversion occurs.

ADDITIONAL INFORMATION

If shares are purchased by personal check or are sold through the ACH, the Funds may delay payment of the redemption proceeds for up to 15 days from purchase or until the payment has cleared, whichever occurs first. If your payment is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Portfolio as a result.

Each Portfolio has the right to pay redemption proceeds in whole or in part with a distribution by the Portfolio of securities in its portfolio equal in value to the sales price. It is not expected that a Portfolio would do so except in unusual circumstances.

Exchanging Shares

Shareholders may exchange shares of any Portfolio for shares of any other Portfolio on any day the Portfolios are open for business. If you did not own shares of the Small/Mid Cap Equity Portfolio when it closed, you may not exchange shares from the other Portfolios that otherwise would be allowed to exchange into the Portfolio as described previously (unless you are allowed to open a new account as described under “Purchasing of Shares”).

You may also exchange shares of any Portfolio for Class A or Class I shares of the First American Prime Obligations Fund (the “First American Fund”). Prior to making such an exchange, you should obtain and carefully read the Prospectus for the First American Fund. To obtain the First American Fund’s Prospectus and the necessary exchange authorization forms, call the Transfer Agent at (800) 248-6314. The exchange privilege does not constitute an offering or recommendation on the part of the Funds or Advisor of an investment in the First American Funds and may be changed or cancelled by the Funds at any time upon 60 days’ notice. The First American Funds are not affiliated with the Funds or the Advisor. An affiliate of the Transfer Agent and distributor advises the First American Funds. In addition, the First American Funds’ distributor is entitled to receive a fee from the Class A shares of the First American Fund for distribution services at the annual rate of 0.25% of the average daily net asset value of the shares in connection with these exchanges.

The Funds reserve the right to reject any exchange order and may modify the exchange privilege by giving 60 days’ written notice to shareholders.

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EXCHANGING BY MAIL

Shareholders may exchange shares by sending a written request to the Transfer Agent. You should specify the names of the Portfolios, the number of shares or dollar amount to be exchanged and your name and account number(s). The letter should be signed by all of the shareholders whose names appear in the account registration. Please send your exchange request to:

Rainier Funds
P.O. Box 701
Milwaukee, WI 53201-0701

EXCHANGING BY TELEPHONE

If your account has telephone privileges, you may also exchange Portfolio shares by calling the Transfer Agent at (800) 248-6314, between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the NYSE is open for normal trading. If you exchange shares by telephone, you will be subject to certain identification procedures, which are described under “Selling Shares (Redemptions).”

EXCHANGE PROCESSING

All exchanges will be made on the basis of the relative net asset values of the Portfolios next determined after a completed request is received. Requests for exchanges received before 4:00 p.m. (Eastern time) on a day when the NYSE is open for normal trading will be processed as of the close of trading on that day. Otherwise, processing will occur on the next business day.

HOUSEHOLDING

In an effort to conserve resources, the Portfolios intend to reduce the number of duplicate Prospectuses and Annual and Semiannual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family.  If you would like to discontinue householding for your accounts, please call (800) 248-6314 to request individual copies of these documents.  We will begin sending individual copies thirty days after receiving your request to stop householding.  This policy does not apply to account statements.

PRICING OF PORTFOLIO SHARES

The price of a Portfolio’s shares is based on the Portfolio’s net asset value. The net asset value is calculated by dividing the Portfolio’s assets, minus its liabilities, by the number of shares outstanding. A Portfolio’s assets are the market value of securities held in its Portfolio, which is normally obtained from market quotations, plus any cash and other assets. If market quotations are not readily available for a Portfolio security, or if it is believed that a quotation does not represent fair value for a security, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. A Portfolio may also fair value securities in other situations affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day, a corporate action or a company announcement), events affecting securities markets generally (for example, market volatility or a natural disaster) or when a particular foreign market is closed but the NYSE is open and the value of a security held by the Portfolio has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded. A Portfolio’s liabilities are fees and expenses owed by the Portfolio. The number of Portfolio shares outstanding is the amount of shares that have been issued to shareholders. The price an investor pays to purchase Portfolio shares or the amount an investor receives when selling Portfolio shares is based on the net asset value next calculated after the order is received in proper form. An order in proper form must include all correct and complete information, documents and signatures required to process the purchase or redemption, as well as a check or bank wire payment properly drawn and collectable. The net asset value of shares of each Portfolio is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). Portfolio shares will not be priced on days when the NYSE is closed for trading (including certain U.S. holidays).

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Large Cap Equity, Mid Cap Equity and Small/Mid Cap Equity Portfolios intend to pay dividends annually. The Balanced Portfolio intends to pay dividends quarterly. Each Portfolio makes distributions of its net capital gains, if any, at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

It is expected that distributions from the Large Cap Equity, Mid Cap Equity and Small/Mid Cap Equity Portfolios will primarily consist of capital gains. It is expected that distributions from the Balanced Portfolio will consist of dividends and capital gains.

Dividends and capital gain distributions are automatically reinvested in additional shares of the Portfolio at the net asset value per share on the reinvestment date unless you have previously requested in writing to the Transfer Agent or on the new account application that payment be made in cash.

If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Portfolio’s then-current net asset value per share and to reinvest all subsequent distributions in shares of the Portfolio until an updated address is received.

Tax Consequences

Each Portfolio intends to make distributions of dividends and capital gains. Dividends are taxable to shareholders as ordinary income. The rates a shareholder pays on capital gain distributions will depend on how long the Portfolio held the securities that generated the gains, not on how long the shareholder owned the Portfolio shares. Shareholders will be taxed in the same manner whether they receive dividends and capital gain distributions in cash or reinvest them in additional Portfolio shares.

Selling or exchanging Portfolio shares is considered a taxable event for shareholders. Depending on the purchase price and the sale price of the shares exchanged or sold, a gain or a loss may result on the transaction. Shareholders are responsible for any tax liabilities generated by their transactions.

Multiple Class Information

Each Portfolio offers two classes of shares for eligible investors, Original and Institutional. While each class invests in the same portfolio of securities, the classes have separate expense structures and shareholder privileges. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Advisor for investment advisory services.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance for the Institutional Class shares of each Portfolio for the periods presented.  Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended March 31, 2010 and 2009 has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Portfolios’ financial statements, is included in the Annual Report, which is available upon request.   Information for the previous years was audited by another auditor.

Rainier Funds
For a capital share outstanding throughout the year

LARGE CAP EQUITY PORTFOLIO – INSTITUTIONAL SHARES Fiscal year ending March 31,

	2010	2009	2008	2007	2006
Net asset value, beginning of year	$16.29	$27.42	$28.59	$28.05	$24.04
Income from investment operations
Net investment income	0.13 *	0.12	0.17 *	0.16 *	0.14
Net realized and unrealized gain (loss) on investments	6.54	(11.10)	1.09	2.52	4.05
Total from investment operations	6.67	(10.98)	1.26	2.68	4.19
Less distributions
From net investment income	(0.11)	(0.07)	(0.18)	(0.10)	(0.18)
From net realized gain	—	(0.08)	(2.25)	(2.04)	—
From return of capital	—	—	—	—	—
Total distributions	(0.11)	(0.15)	(2.43)	(2.14)	(0.18)
Net asset value, end of year	$22.85	$16.29	$27.42	$28.59	$28.05
Total return	40.93%	(40.09)%	3.83%	9.61%	17.47%

Ratios/supplemental data
Net assets, end of year (millions)	$848.6	$532.4	$454.7	$274.6	$197.8
Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	0.88%	0.82%	0.82%	0.82%	0.88%

After fees waived and expenses absorbed or recouped	n/a	n/a	n/a	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed or recouped	0.62%	0.80%	0.55%	0.56%	0.50%

Portfolio turnover rate	100.19%	108.26%	86.61%	85.85%	71.30%

*Computed using the average shares method.

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Financial Highlights

Rainier Funds
For a capital share outstanding throughout the period

MID CAP EQUITY PORTFOLIO – INSTITUTIONAL SHARES Fiscal year ending March 31,

	2010	2009	2008	2007	12/27/05+ 2006

Net asset value, beginning of period	$22.61	$39.67	$38.48	$33.49	$30.00
Income from investment operations
Net investment loss	(0.03)	0.06	(0.05)*	0.01 *	0.00
Net realized and unrealized gain (loss) on investments	11.22	(17.12)	2.49	5.07	3.49
Total from investment operations	11.19	(17.06)	2.44	5.08	3.49

Less distributions
From net investment income	(0.02)	—	—	—	—
From net realized gain	—	(0.00)**	(1.24)	(1.36)	(0.99)
From return of capital	—	—	(0.01)	—	—
Total distributions	(0.02)	(0.00)**	(1.25)	(1.36)	(0.99)
Net asset value, end of period	$33.78	$22.61	$39.67	$38.48	$33.49
Total return	49.50%	(43.00)%	6.10%	15.19%	11.63	% †

Ratios/supplemental data
Net assets, end of period (millions)	$312.4	$183.4	$282.6	$116.3	$3.4

Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	1.04%	0.97%	0.94%	1.03%	5.14	% ‡
After fees waived and expenses absorbed or recouped	n/a	n/a	n/a	1.07%	1.10	% ‡

Ratio of net investment income (loss) to average net assets, after fees waived and expenses absorbed or recouped	(0.14)%	0.20%	(0.13)%	0.02%	(0.12	%) ‡

Portfolio turnover rate	144.92%	138.59%	111.93%	92.76%	35.86	% †

+ Inception date December 27, 2005

*Computed using the average shares method.

** Amount is less than $0.01 per share.

†Not annualized.

‡Annualized.

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Financial Highlights

Rainier Funds
For a capital share outstanding throughout the year

SMALL/MID CAP EQUITY PORTFOLIO – INSTITUTIONAL SHARES Fiscal year ending March 31,

	2010	2009	2008	2007	2006

Net asset value, beginning of year	$19.05	$34.50	$39.67	$38.15	$29.23
Income from investment operations
Net investment loss	(0.06)*	(0.01)	(0.09)	(0.04)	(0.04)*
Net realized and unrealized gain (loss) on investments	9.23	(15.44)	(0.12)	2.92	9.95
Total from investment operations	9.17	(15.45)	(0.21)	2.88	9.91

Less distributions
From net investment income	—	—	—	—	—
From net realized gain	—	(0.00)**	(4.93)	(1.36)	(0.99)
From return of capital	—	—	(0.03)	—	—
Total distributions	—	(0.00)**	(4.96)	(1.36)	(0.99)
Net asset value, end of year	$28.22	$19.05	$34.50	$39.67	$38.15
Total return	48.14%	(44.77)%	(1.78)%	7.75%	34.34%

Ratios/supplemental data
Net assets, end of year (millions)	$1,428.1	$999.3	$1,826.9	$1,534.1	$839.7

Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	0.96%	0.91%	0.91%	0.93%	0.96%
After fees waived and expenses absorbed or recouped	n/a	n/a	n/a	n/a	n/a

Ratio of net investment loss to average net assets, after fees waived and expenses absorbed or recouped	(0.26)%	(0.04)%	(0.28)%	(0.13%)	(0.13%)

Portfolio turnover rate	127.18%	126.86%	107.61%	91.93%	94.10%

*Computed using the average shares method.

** Amount is less than $0.01 per share.

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Financial Highlights

Rainier Funds
For a capital share outstanding throughout the year

BALANCED PORTFOLIO – INSTITUTIONAL SHARES Fiscal year ending March 31,

	2010	2009	2008	2007	2006

Net asset value, beginning of year	$11.30	$16.27	$17.86	$18.03	$17.11
Income from investment operations
Net investment income	0.23	0.30	0.34	0.32	0.26
Net realized and unrealized gain (loss) on investments	2.99	(4.67)	0.56	1.13	1.68
Total from investment operations	3.22	(4.37)	0.90	1.45	1.94

Less distributions
From net investment income	(0.22)	(0.30)	(0.33)	(0.32)	(0.27)
From net realized gain	—	(0.30)	(2.16)	(1.30)	(0.75)
From return of capital	—	—	—	—	—
Total distributions	(0.22)	(0.60)	(2.49)	(1.62)	(1.02)
Net asset value, end of year	$14.30	$11.30	$16.27	$17.86	$18.03
Total return	28.68%	(27.20)%	4.61%	8.24%	11.46%

Ratios/supplemental data
Net assets, end of year (millions)	$30.3	$23.4	$25.1	$25.0	$22.9

Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	0.87%	0.78%	0.80%	0.81%	0.93%
After fees waived and expenses absorbed or recouped	n/a	n/a	n/a	0.83%	0.94%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed or recouped	1.75%	2.10%	1.85%	1.75%	1.50%

Portfolio turnover rate	84.74%	84.85%	68.22%	73.27%	63.77%

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INDEX DESCRIPTIONS

The Standard & Poor’s 500 Index® is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange (NYSE) market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell 1000® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $1.3 billion to $283.1 billion as of May 31, 2010.

The Russell Midcap® Index is an unmanaged index composed of the equities of companies ranging in value from $1.3 billion to $14.1 billion as of May 31, 2010.

The Russell Midcap® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $1.3 billion to $14.1 billion as of May 31, 2010.

The Russell 2500™ Index is an unmanaged index composed of the equities of companies ranging in value from $112 million to $5.4 billion as of May 31, 2010.

The Russell 2500® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $112 million to $5.4 billion as of May 31, 2010.

The Russell 2000® Index is an unmanaged index composed of the equities of companies ranging in value from $112 million to $2.3 billion as of May 31, 2010.

The Balanced Index is computed by the Advisor and consists of 60% S&P 500 Index, 35% Barclays Capital U.S. Intermediate Government/Credit Bond Index and 5% 91-Day U.S. Treasury Bill Index. Actual asset allocation of the Balanced Portfolio may vary from the Balanced Index.

The Barclays Capital U.S. Intermediate Government/Credit Bond Index is an unmanaged index composed of all bonds covered by the Barclays Capital U.S. Government/Credit Index with maturities between one and 9.99 years.

The Citigroup 3-Month Treasury Bill Index (91-Day U.S. Treasury Bill Index) is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

Direct investment in an index is not possible.

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PRIVACY NOTICE

Rainier Funds and Rainier Investment Management, Inc.®, the Advisor to the Portfolios, collect nonpublic information about you from the following sources:

•	Information we receive from applications or other forms

•	Information we receive from you through website or e-mail communications

•	Information you may give us orally

•	Information about your transactions with others or us

We do not disclose any nonpublic personal information about our customers or former shareholders to nonaffiliated third parties, except as required by law, such as in response to inquiries from governmental authorities. We may also disclose information to unaffiliated third parties, such as brokers or custodians, as permitted by law and as needed to provide agreed upon services to you. Rainier restricts access to your personal and account information to those employees who provide products and services to you. Additionally, we maintain physical, electronic and procedural safeguards to protect your nonpublic personal information. Please contact us directly with any specific questions about our data safeguards.

Table of Contents - Institutional Prospectus

Series of Rainier Funds
(the “Portfolios”)

LARGE CAP EQUITY PORTFOLIO — INSTITUTIONAL

MID CAP EQUITY PORTFOLIO — INSTITUTIONAL

SMALL/MID CAP EQUITY PORTFOLIO — INSTITUTIONAL

BALANCED PORTFOLIO — INSTITUTIONAL

For more information about the Portfolios, the following documents are available for free on request:

ANNUAL/SEMIANNUAL REPORTS

Additional information about the Portfolios’ investments is available in the Portfolios’ Annual and Semiannual Reports to Shareholders. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Portfolios and is incorporated by reference into this Prospectus.

To receive free copies of the Portfolios’ reports and SAI, request other information or discuss your questions concerning the Portfolios, please contact the Funds at the street or Internet address below.

To review and copy information, including the Portfolios’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C., please call 1-202-551-8090 for information about the operation of the Public Reference Room. Text-only copies are available:

•	For a duplicating fee, by writing to the Public Reference Room of the Commission, Washington, D.C. 20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.

•	Free of charge from the Commission’s Internet website at http://www.sec.gov.

To reduce the volume of mail you receive, the Funds may mail only one copy of the Annual and Semiannual Reports, Prospectus and other regulatory materials to your household. You can contact the Funds at the address below to request (1) additional copies of these reports, or (2) that we discontinue householding of regulatory materials.

601 Union Street, Suite 2801 Seattle, WA 98101
TF. 800.248.6314  www.rainierfunds.com

The Funds’ SEC Investment Company Act file number is 811-8270.

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RAINIER FUNDS July 31, 2010

High Yield Portfolio - RAIHX

As with all mutual funds, the Securities and Exchange Commission does not approve or disapprove of these shares or determine whether the information in this Prospectus is truthful or complete. It is a criminal offense for anyone to state otherwise.

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SUMMARY SECTION

High Yield Portfolio

Investment Objective

The High Yield Portfolio (the “Portfolio”) seeks to earn a high level of current income.  Capital appreciation is a secondary objective.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Portfolio.

Shareholder Fees (fees paid directly from your investment)	none
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver and/or Expense Reimbursement	-0.35%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.68%

(1) Rainier Investment Management Inc.¨ (the “Advisor”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, sales charges, extraordinary expenses and Rule 12b-1 fees) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the High Yield Portfolio to 0.65% of the Portfolio’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect until at least July 31, 2011.  The agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or the Advisor may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.

Example

This example is intended to help you compare the cost of investing in shares of the High Yield Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$69	$282	$512	$1,174

Portfolio Turnover

The High Yield Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the High Yield Portfolio’s turnover rate was 67.89% of the average value of its portfolio.

Principal Investment Strategies

In pursuing its goal, the High Yield Portfolio invests principally (at least 80% of its assets) in below investment grade bonds of corporate issuers.  These “high yield” securities, often called “junk bonds,” will generally be rated BB or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization.  If the bond is unrated, the Advisor may determine whether it is of comparable quality and therefore eligible for the Portfolio’s investment.

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The Portfolio will purchase securities of companies in any capitalization range – small, medium or large.  The Portfolio’s principal investments include domestic corporate debt securities, structured notes including collateralized loan obligations, asset-backed securities, mortgage-backed securities, foreign debt securities (including Yankees and emerging markets securities), fixed and floating rate bonds, as well as zero coupon bonds.  There is no minimum quality rating for investments, and as such the Portfolio may invest in securities which no longer make payments of interest or principal, including defaulted securities.  The Portfolio intends to focus primarily on securities with credit ratings (or equivalent quality) between the range of BB and B of the high-yield market.

The Portfolio may also invest in private placements and “Rule 144A” securities, which are subject to resale restrictions.  The Portfolio is permitted to invest up to 15% of its net assets in equity securities such as common stock, preferred stock, warrants, rights and exchange-traded funds.  The Portfolio may also invest up to 20% of its assets in investment grade securities, including U.S. Treasury and U.S. government agency securities.  The Portfolio may invest up to 25% of its assets in foreign securities issues (including emerging markets), including those denominated in U.S. dollars.

The Portfolio may purchase bonds of any maturity, but the Portfolio will normally have a dollar-weighted average maturity between two and fifteen years.  The average maturity may be less than two years if the Advisor believes a temporary defensive posture is appropriate.  In addition, duration may be one of the characteristics considered in security selection, but the Portfolio does not focus on bonds with any particular duration.  Duration is a measure of interest rate risk using the expected life of a fixed-income security that was developed as a more precise alternative to the concept of “term to maturity.”  Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure.

The Portfolio may sell a security if it achieves the valuation target or the underlying fundamentals deteriorate compared to the portfolio manager’s expectations, or when swapped for a more attractive security.

The Portfolio is considered to be non-diversified.

Principal Investment Risks

Since the Portfolio is invested in securities whose prices change daily, there is the risk that an investor could lose money.  The following risks could affect the value of your investment:

•
High-Yield (Junk Bond) Risk – Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness.  The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty;

•
Bond Risks – As with most fixed-income funds, the income on and value of your shares in the Portfolio will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Portfolio owns usually decline.  Generally, the longer the Portfolio’s average portfolio maturity and the lower the average quality of its portfolio, the greater the price fluctuation.  The price of any security owned by the Portfolio may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments or its credit rating.  Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks;

•
Market Risk – The securities markets could decline or companies represented in the Portfolio may weaken or otherwise not meet market expectations. The securities markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Portfolio;

•
Foreign Securities and Emerging Markets Risks – Foreign securities and emerging markets involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions;

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•	Liquidity Risk – Illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

•	Unrated Securities Risk – Unrated securities may be less liquid than comparable rated securities and involve greater risks;

•
Management Risk – Like all managed funds, there is a risk that the Advisor’s strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment.

•	Non-Diversification Risk – The Portfolio is non-diversified, which means that the Portfolio may invest a greater percentage of its assets in a particular issuer compared with diversified mutual funds.

•
Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Fund shareholders.

•	New Fund Risk – There can be no guarantee that the Portfolio will grow to or maintain an economically viable size.

Performance

Because the Portfolio does not have a full calendar year of performance record to compare against other mutual funds or broad measures of securities market performance such as indices, performance information is not provided here.  Performance information will be available after the Portfolio has been in operation for one calendar year.

Investment Advisor

Rainier Investment Management, Inc.®

Portfolio Managers

The Portfolio is team-managed by the Portfolio Managers listed below:

Name	Title	Managed the Fund Since
James H. Hentges, CFA	Portfolio Manager	Inception (2009)
Matthew R. Kennedy, CFA	Senior Portfolio Manager	Inception (2009)

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Rainier Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (800) 248-6314 or through a financial intermediary.  The minimum initial investment in the Portfolio is $100,000. Additional investments may be made at any time with $1,000 or more.

Tax Information

The Portfolio’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred accounts will be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer, intermediary or your financial advisor to recommend the Portfolio over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

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MORE ABOUT THE PORTFOLIOS’ INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This Prospectus offers the Institutional Shares of the High Yield Portfolio (the “Portfolio”). The Institutional Shares do not impose a Rule 12b-1 fee.

Investment Objective

The High Yield Portfolio seeks to earn a high level of current income.  Capital appreciation is a secondary objective.

Investment Strategies

FIXED-INCOME SECURITY SELECTION

In determining whether or not to invest in a particular debt security, the Advisor considers a number of factors, such as the price; coupon; yield to maturity; the credit quality of the issuer; the ratings assigned by Moody’s Investor Services, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“S&P”) and Fitch Ratings (“Fitch”); the issuer’s cash flow and related coverage ratios; the property, if any, securing the obligation; and terms of the debt instrument, including subordination, default, sinking fund and early redemption provisions. Fixed-income securities may be sold if a security achieves the valuation target or the underlying fundamentals deteriorate versus expectations, or when swapped for a more attractive security.

SHORT-TERM INVESTMENTS

Cash-equivalent securities, which may be held by the Portfolio, are high-quality debt obligations maturing in one year or less from the date of purchase.  These include U.S. government securities, certificates of deposit, bankers’ acceptances, repurchase agreements, demand notes and commercial paper.  The Advisor considers obligations that have been rated at least A-1 by S&P or Prime-1 by Moody’s, have an outstanding issue of debt securities rated at least A by S&P or Moody’s, or are of comparable quality, in the opinion of the Advisor, to be “high-quality.”

Under normal market conditions, the Portfolio will stay fully invested in the fixed-income and other securities described under “Principal Investment Strategies.”  However, the Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to what the Advisor regards as adverse market, economic or political conditions.  This may result in the Portfolio not achieving its investment objective.

PORTFOLIO HOLDINGS INFORMATION

A description of the Portfolio’s policies and procedures regarding disclosure of portfolio holdings can be found in the Portfolio’s Statement of Additional Information (SAI), which can be obtained free of charge by contacting the Transfer Agent at 800-248-6314.

NOTICE OF POLICY CHANGE

Shareholders will be provided with 60 days’ notice prior to the implementation of a change in the Portfolio’s policy to invest at least 80% of its assets in certain securities as described above in the Prospectus and as indicated by the Portfolio’s name.

Investment Risks

The principal risks of investing in the Portfolio that may adversely affect the value of the Portfolio’s shares or total return are discussed in the Portfolio’s “Summary Section.” Additional elements of risk are discussed below.

MARKET RISK

An investor in the Portfolio faces the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

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LOWER RATED SECURITIES (“HIGH YIELD OR JUNK BONDS”) RISK

High yield bonds are subject to greater risk of loss of income and principal than higher rated securities.  The prices of high yield bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities.  During an economic downturn or substantial period of rising interest rates, high yield issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Portfolio may incur additional expenses to seek recovery.  The secondary market for high yield bonds may be less liquid than the markets for higher rated securities and, as such, may have an adverse effect on the market prices of certain securities.  Rule 144A securities could have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Portfolio’s Directors to arrive at a fair value for certain high yield bonds at certain times and could make it difficult for the Portfolio to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Portfolio’s net asset value. In addition to high yield bonds, the Portfolio may also invest in certain investment grade fixed-income securities. Some of these securities have speculative characteristics.

FIXED-INCOME SECURITIES RISK

Principal risks of investing in the Portfolio are associated with its fixed-income securities investments that are rated below investment grade.  All fixed-income securities, such as high yield bonds, are subject to two types of risk: credit risk and interest rate risk.  Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.  Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)

UNRATED SECURITIES RISK

The Portfolio may purchase unrated securities (which are not rated by a rating agency) if the Advisor determines that the security is of comparable quality to a rated security that the Portfolio may purchase.  Unrated securities may be less liquid than comparable rated securities and involve the risk that the Advisor may not accurately evaluate the security’s comparative credit rating.  Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed-income securities.  To the extent that the Portfolio purchases unrated securities, the Portfolio’s success in achieving its investment objective may depend more heavily on the Advisor’s creditworthiness analysis than if the Portfolio invested exclusively in rated securities.

FOREIGN (NON-U.S.) INVESTMENT RISK

Because the Portfolio invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than other portfolios that invest exclusively in securities of U.S. companies.  The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.  Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards.  Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Portfolio’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Portfolio could lose its entire investment in foreign securities.  Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated.  To the extent that the Portfolio invests a significant portion of its assets in a specific geographic region, the Portfolio will generally have more exposure to regional economic risks associated with foreign investments.  Often these non-U.S. companies are traded in the U.S. through American Depositary Receipts (ADRs) or American Depositary Shares (ADSs). Investing in ADRs or ADSs presents many of the same risks as investing directly in foreign markets.

INTEREST RATE RISK

Interest rate risk is the risk that fixed-income securities will decline in value because of changes in interest rates.  As nominal interest rates rise, the value of certain fixed-income securities held by the Portfolio is likely to decrease.  A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.  Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.  Inflation-indexed bonds, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise.  In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed-income securities with similar durations.

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Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.  Conversely, floating rate securities will not generally increase in value if interest rates decline.  Inverse floating rate securities may decrease in value if interest rates increase.  Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality.  When the Portfolio holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Portfolio’s shares.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to purchase or sell.  The Portfolio’s investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  For example, because of a limited number of buyers, the Portfolio may be forced to accept a severe discount in selling a portfolio security at an unfavorable time in order to raise proceeds needed to satisfy an expected redemption request.  Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.  In such cases, the Portfolio, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector or issuer.  To the extent that the Portfolio’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Portfolio will tend to have the greatest exposure to liquidity risk.

MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK

Mortgage-related and other asset-backed securities are subject to certain additional risks.  Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, if the Portfolio holds mortgage-related securities, it may exhibit additional volatility.  This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected.  This can reduce the returns of a Portfolio because the Portfolio may have to reinvest that money at the lower prevailing interest rates.  A Portfolio’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

EMERGING MARKETS RISKS

Foreign investment risk may be particularly high to the extent that the Portfolio invests in emerging market securities that are economically tied to countries with developing economies.  These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

ACTIVE MANAGEMENT RISK

The Portfolio is subject to active management risk because it is highly dependent on the Advisor’s ability to pursue the Portfolio’s investment objective.  The Advisor will apply investment techniques, strategies and analyses in making investment decisions for the Portfolio, but there can be no assurance that these will produce the desired results.  The Advisor generally does not attempt to time the market and instead tries to stay fully invested under normal circumstances in the relevant asset class.  Despite each Portfolio’s having one or more benchmarks, the Portfolio may own securities not included in its benchmark or in different proportions than its benchmark.  The Portfolio also is dependent on the Advisor’s ability to purchase securities and establish weightings that result in better overall performance than the benchmark.

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NON-DIVERSIFICATION RISK

The Portfolio is non-diversified, which means that the Portfolio may invest a greater percentage of its assets in a particular issuer compared with diversified mutual funds. The change in value of any one security could affect the overall value of the Portfolio more than it would the value of a diversified fund.

PREPAYMENT RISK

In addition, mortgage-related securities are subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because it will have to reinvest that money at the lower prevailing interest rates.

NEW FUND RISK

There can be no assurance that the Portfolio will grow to or maintain an economically viable size, in which case the Board of Trustees or the Advisor may determine to liquidate the Portfolio.  A liquidation can be initiated by the Board of Trustees without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

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ORGANIZATION AND MANAGEMENT

Investment Advisor

Rainier Investment Management, Inc.® (Rainier), incorporated in 1989, serves as Investment Advisor to the Portfolio. Rainier’s address is:

601 Union Street, Suite 2801
Seattle, WA 98101

Rainier currently manages $15.9 billion (as of June 30, 2010) of discretionary assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, high-net-worth individuals and the Funds. The Advisor is owned and operated by twelve shareholders. Subject to the direction and control of the Board of Trustees, the Advisor formulates and implements an investment program for the Portfolio, which includes determining which securities should be bought and sold. A discussion regarding the Board of Trustees’ basis for approving the Portfolio’s investment advisory agreements is included in the Portfolio’s Annual Report dated March 31, 2010.

Portfolio Managers

High Yield Portfolio

James H. Hentges, CFA, Portfolio Manager
Matthew R. Kennedy, CFA, Senior Portfolio Manager

The Portfolio is co-managed by James H. Hentges and Matthew R. Kennedy.

Mr. Hentges began his investment career in 1990 at GE Financial Assurance and served as a Portfolio Manager and Managing Director at AIG Investments from 2000 to 2009, until he joined the Advisor in January 2009 in the capacity of Fixed Income Portfolio Manager.  Mr. Kennedy began his career in 1995 with GE Financial Assurance and served as a Senior Analyst at Columbia Management from October 2002 to November 2003 until he joined the Advisor in 2003 in the capacity of Fixed Income Portfolio Manager.  In May 2006 he joined Washington Mutual as First Vice President, and returned to the Advisor in March 2008 in the capacity of Fixed Income Senior Portfolio Manager.  While Mr. Hentges and Mr. Kennedy co-manage the Portfolio, Mr. Kennedy assumes final responsibility for all investment decisions for the Portfolio.

The SAI provides additional information about the Portfolio Managers’ method of compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Portfolios.

PORTFOLIO EXPENSES

The Portfolio is responsible for paying its own operating expenses.  The Advisor has agreed in an Operating Expense Agreement to reduce its advisory fee or reimburse the expenses of the Portfolio to the extent necessary so that its ratio of total operating expenses to average net assets will not exceed 0.65%.  That agreement has a one-year term expiring July 31, 2011, renewable each year.  Any reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Portfolio’s obligation are subject to reimbursement by the Portfolio within the following three years, provided the Portfolio is able to effect such reimbursement and remain in compliance with any applicable expense limitations.  The agreement may be terminated by the Board of Trustees with 60 days’ notice to the Advisor or the Advisor may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.

The Advisor may make cash payments from time to time from its own resources to financial intermediaries in connection with the sale of shares of the Portfolio, reimbursement for marketing costs or providing services to shareholders.  Those payments, which are sometimes referred to as revenue-sharing arrangements, also may be associated with the status of the Portfolio in a financial intermediary’s marketing and other support activities.

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PURCHASING, SELLING AND EXCHANGING SHARES

Purchasing Shares

MINIMUM INVESTMENT AMOUNT

The minimum initial investment in the Portfolio is $100,000. Additional investments may be made at any time with $1,000 or more. The minimum investment requirements may occasionally be waived or lowered by the Fund.

PURCHASING BY MAIL

Shares of the Portfolio may be purchased by mail. If you wish to invest by mail, simply complete an account application and mail it with a check (made payable to Rainier Funds) to Rainier Funds’ Transfer Agent, U.S. Bancorp Fund Services, LLC, at the following address:

Rainier Funds
P.O. Box 701
Milwaukee, WI 53201-0701

The Portfolio will not accept payment in cash or money orders.  The Portfolio also does not accept cashier’s checks in amounts of less than $10,000.  Also, to prevent check fraud, the Portfolio will not accept third-party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchases of shares.  The Portfolio is unable to accept postdated checks, postdated online bill pay checks or any conditional order or payment.  All checks must be made payable to Rainier Funds or U.S. Bancorp Fund Services, LLC, as the Portfolio’s agent.  All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars. If your purchase check is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Portfolio as a result.

In compliance with the USA Patriot Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Portfolio’s Anti-Money-Laundering Compliance Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a post office (P.O.) box will not be accepted. Shares of the Portfolio have not been registered for sale outside of the United States. The Rainier Funds generally do not sell shares to investors residing outside the United States, even if they are U.S. citizens or lawful permanent residents, except for investors with U.S. military APO or FPO addresses. Please contact the Transfer Agent at 800-248-6314 if you need additional assistance when completing your application.

If the Transfer Agent is unable to establish the identity of a shareholder through reasonable methods, the account will be rejected and transactions will be prohibited until such information is received. The Portfolio may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

BY OVERNIGHT DELIVERY

If you wish to send your Account Application and check via an overnight delivery service, delivery cannot be made to a post office box. In that case, you should use the following address:

Rainier Funds
615 East Michigan Street, Third Floor
Milwaukee, WI 53202

The Portfolio does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC, post office box, of purchase applications or redemption requests do not constitute receipt by the Transfer Agent of the Portfolio.

PURCHASING BY WIRE

Shares of the Portfolio may be purchased with a wire transfer of money if the Transfer Agent has a completed account application on file. A purchase order will not be accepted until the Portfolio has received the completed application and any requested documentation in proper form. Wired funds must be received by the close of regular trading of the New York Stock Exchange (NYSE), normally 4:00 p.m. (Eastern time), to be eligible for same-day pricing. Please call the Transfer Agent at 800-248-6314 between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open for business to advise your intent to wire. This will ensure proper credit. The Portfolio is not responsible for delays resulting from the banking or Federal Reserve wire system. Please wire payment to:

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U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA No. 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
For further credit to Rainier Funds
[Portfolio name]
Account of [your account number and account name]
Your bank may charge you a fee for sending a wire.

PURCHASING WITH SECURITIES

In certain situations, Portfolio shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities. Any securities used to buy Portfolio shares must be readily marketable, their acquisition consistent with the Portfolio’s objective and otherwise acceptable to the Advisor. Prior to making such a purchase, you should call the Advisor to determine whether the securities you wish to use to make a purchase are appropriate.

PURCHASES THROUGH AN INVESTMENT BROKER OR DEALER

Shares of the Portfolio are available through certain brokers (and their agents) that have made arrangements with the Portfolio to sell shares. When placing an order with such a broker or its authorized agent, the order is treated as if it had been placed directly with the Transfer Agent, and you will pay or receive the next price calculated by the Portfolio. The broker (or agent) may hold your shares in an omnibus account in the broker’s (or agent’s) name, and the broker (or agent) maintains your individual ownership records. The Portfolio may pay the broker (or agent) for maintaining these records and providing other shareholder services. The broker (or agent) may charge a fee for handling the order. The broker (or agent) is responsible for processing your order correctly and promptly, advising you of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Portfolio’s Prospectus.

RETIREMENT PLANS

Shares of the Portfolio are available for purchase by most retirement plans, including 401(k) plans, profit-sharing plans and individual retirement accounts.

SUBSEQUENT INVESTMENTS

Additional shares of the  Portfolio are available for purchase, in amounts of $1,000 or more, by sending a check together with the remittance form from a confirmation statement to the Transfer Agent. Please write your account number on the check. If you do not have a remittance form, please send the Transfer Agent a letter giving the name of the Portfolio, your name and account number. To send additional money for investment by wire, follow the instructions noted above.

PURCHASE ORDER PROCESSING

Any money received for investment in the Portfolio, whether sent by check or wire, is invested at the net asset value of the Portfolio, which is next calculated after your order is received in proper form. An order in proper form must include all correct and complete information, documents and signatures required to process the order, as well as a check or bank wire payment properly drawn and collectable.

The net asset value is calculated after the close of regular trading of the NYSE, normally 4:00 p.m. (Eastern time). A check or wire received after the NYSE closes is invested at the next-calculated net asset value of the Portfolio, normally the following business day.

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EXCESSIVE TRADING POLICIES

Excessive or short-term trading (such as market timing) in Portfolio shares may harm performance by compromising portfolio management strategies and increasing Portfolio expenses. The Board of Trustees has approved policies that seek to both discourage frequent purchases and redemptions, and also limit the disruptive effects of market timing. Pursuant to this policy, the Portfolio, its distributor and agents reserve the following rights: (1) to refuse or reject any purchase or exchange order; (2) to cancel or reject any purchase or exchange order placed through an intermediary, no later than one business day after the order is received by the intermediary (including, but not limited to, orders considered to be excessive trading or market timing); and (3) to completely or partially close the Portfolio by ceasing to offer fund shares at any time to all or certain groups of investors. These actions may be taken when, in the sole discretion of the Portfolio, they are deemed to be in the best interest of the Portfolio or if required by law. The Portfolio’s shares are available through intermediaries such as broker-dealers and retirement plan administrators that may establish omnibus accounts in the Portfolio, which may make it difficult or impossible for the Portfolio to detect excessive or short-term trading. The Portfolio will use reasonable efforts to work with these intermediaries to detect and deter disruptive trading.  In compliance with Rule 22c-2 of the 1940 Act, as amended, the distributor, on behalf of the Portfolio, has entered into written agreements with the Portfolio’s financial intermediaries, under which the intermediary must, upon request, provide the Portfolio with certain shareholder and identity trading information so that the Portfolios can enforce their excessive trading policies.

OTHER INFORMATION

Federal tax law requires that you provide a certified taxpayer identification number and other certifications upon opening an account. This is necessary to avoid backup withholding of taxes. The Portfolio does not issue share certificates unless you specifically request them in writing to the Transfer Agent. All shares are normally held in a non-certified form on the books of the Portfolio, for your account.

Selling Shares (Redemptions)

Shareholders may sell (redeem) Portfolio shares on any day the Portfolio is open for business either directly to the Portfolio or through certain brokers (or agents). Payment for shares redeemed will usually be wired to the bank you indicate or mailed on the following day to the address of record. You may also have your redemption proceeds sent to your predetermined bank account by electronic funds transfer through the Automated Clearing House (ACH) network, provided your bank is a member. Proceeds will generally be credited to your account within two business days. There is no charge to have your payment sent via ACH. In all cases, proceeds will be sent within seven calendar days after the Portfolio receives your redemption request. If you purchase shares using a check and soon after request a redemption, the Portfolio will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 15 days). Furthermore, there are certain times when redemption payments may also be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If payment of redemption proceeds is to be made by Federal wire transfer, a $15 fee may be applied.

SELLING BY MAIL

You may sell your shares by simply sending a written request to the Transfer Agent. Specify the name of the Portfolio, the number of shares or dollar amount you want redeemed and your name and account number. Also enclose any certificated shares that you wish to redeem. The letter should be signed by all of the shareholders whose names appear on the account registration. Send your redemption request to:

Rainier Funds
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight courier deliveries should be sent to:
Rainier Funds
615 East Michigan Street, Third Floor
Milwaukee, WI 53202

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SIGNATURE GUARANTEES

Certain redemption requests require that the signature or signatures on the account be guaranteed. Signature guarantees are required if: (1) the redemption is a written request and exceeds $100,000; (2) proceeds are to be paid or sent to any person, address or bank account not on record; (3) if ownership is being changed on the account; or (4) if a change of address request was received by the Transfer Agent in the last 30 days. In addition to the situations described, the Portfolio and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances. The signature(s) on the redemption request and on the certificates, if any, or stock powers, must be guaranteed by an “eligible guarantor.” An eligible guarantor includes certain banks, brokers, dealers, credit unions, securities exchanges, clearing agencies and savings associations. A notary public is not an eligible guarantor. Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

SELLING BY TELEPHONE

You may establish telephone redemption privileges by checking the appropriate box and supplying the necessary information on the account application. You may then redeem shares of the Portfolio by telephoning the Transfer Agent at 800-248-6314, between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the NYSE is open for normal trading. Redemptions by telephone must be at least $1,000. Proceeds will be mailed to the shareholder the following business day after the sale is executed. Upon request, redemption proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established on your account. Telephone redemptions cannot be made if you notify the Transfer Agent of an address change within 30 days before the redemption request. Once a telephone transaction has been placed, it cannot be cancelled or modified. Telephone redemption is not available for retirement plan accounts. Redemption proceeds exceeding $100,000 will require written authorization that is signature guaranteed.

When establishing telephone privileges, you are authorizing the Portfolio and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your account application. Such persons may request that the shares in your account be either exchanged or redeemed. Before executing an instruction received by telephone, the Portfolio and the Transfer Agent will use procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Portfolio and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request.

AUTOMATIC WITHDRAWAL PLAN

Automatic withdrawals may be made from the Portfolio in an amount of $100 or more. Your account must have a value of at least $100,000 to participate in this plan. If you elect this method of redemption, the Rainier Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This program may be terminated at any time by the Portfolio. You may also elect to terminate your participation in this Plan at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.

This service may not be provided for service agents who are providing similar services by those organizations. Note that this plan may deplete your investment and affect your income or yield. You should not make automatic withdrawals if you plan to continue investing in the Portfolio, due to tax liabilities. Please call the Transfer Agent for further information.

REDEMPTION OF SMALL ACCOUNTS

In order to reduce expenses, the Portfolio may redeem shares in any account if the total value of your account is less than $100,000 as a result of redemptions. This does not apply to accounts qualifying for minimum waivers. Shareholders will be notified and given 30 days in which to make an additional investment to bring the value of their account to at least $100,000 before an involuntary redemption or conversion occurs.

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ADDITIONAL INFORMATION

If shares are purchased by personal check or are sold through the ACH, the Portfolio may delay payment of the redemption proceeds for up to 15 days from purchase or until the payment has cleared, whichever occurs first. If your payment is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Portfolio as a result.

The Portfolio has the right to pay redemption proceeds in whole or in part with a distribution by the Portfolio of securities in its portfolio equal in value to the sales price. It is not expected that the Portfolio would do so except in unusual circumstances.

Exchanging Shares

Shareholders may exchange shares of the Portfolio for shares of any other Rainier Fund on any day the Rainier Funds are open for business.  Please review the Prospectus for the other Rainier Funds before investing.

You may also exchange shares of the Portfolio for Class A or Class I shares of the First American Prime Obligations Fund (the “First American Fund”). Prior to making such an exchange, you should obtain and carefully read the Prospectus for the First American Fund. To obtain the First American Fund’s prospectus and the necessary exchange authorization forms, call the Transfer Agent at 800-248-6314. The exchange privilege does not constitute an offering or recommendation on the part of Rainier Funds or Advisor of an investment in the First American Funds and may be changed or canceled by Rainier Funds at any time upon 60 days’ notice. The First American Funds are not affiliated with the Rainier Funds or the Advisor. An affiliate of the Transfer Agent and distributor advises the First American Funds. In addition, the First American Funds’ distributor is entitled to receive a fee from the Class A shares of the First American Fund for distribution services at the annual rate of 0.25% of the average daily net asset value of the shares in connection with these exchanges.

The Portfolio reserves the right to reject any exchange order and may modify the exchange privilege by giving 60 days’ written notice to shareholders.

EXCHANGING BY MAIL

Shareholders may exchange shares by sending a written request to the Transfer Agent. You should specify the names of the Portfolio, the number of shares or dollar amount to be exchanged and your name and account number(s). The letter should be signed by all of the shareholders whose names appear in the account registration. Please send your exchange request to:

Rainier Funds
P.O. Box 701
Milwaukee, WI 53201-0701

EXCHANGING BY TELEPHONE

If your account has telephone privileges, you may also exchange Portfolio shares by calling the Transfer Agent at 800-248-6314, between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the NYSE is open for normal trading. If you exchange shares by telephone, you will be subject to certain identification procedures, which are described under “Selling Shares (Redemptions).”

EXCHANGE PROCESSING

All exchanges will be made on the basis of the relative net asset values of the Portfolios next determined after a completed request is received. Requests for exchanges received before 4:00 p.m. (Eastern time) on a day the NYSE is open for normal trading will be processed as of the close of trading on that day. Otherwise, processing will occur on the next business day.

HOUSEHOLDING

In an effort to conserve resources, the Portfolio intends to reduce the number of duplicate Prospectuses and Annual and Semiannual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family.  If you would like to discontinue householding for your accounts, please call 800-248-6314 to request individual copies of these documents.  We will begin sending individual copies thirty days after receiving your request to stop householding.  This policy does not apply to account statements.

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PRICING OF PORTFOLIO SHARES

The price of the Portfolio’s shares is based on the Portfolio’s net asset value. The net asset value is calculated by dividing the Portfolio’s assets, minus its liabilities, by the number of shares outstanding. The Portfolio’s assets are the market value of securities held in its Portfolio, which is normally obtained from market quotations, plus any cash and other assets. If market quotations are not readily available for the Portfolio security, or if it is believed that a quotation does not represent fair value for a security, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. The Portfolio may also fair value securities in other situations affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day, a corporate action or a company announcement), events affecting securities markets generally (for example, market volatility or a natural disaster) or when a particular foreign market is closed but the NYSE is open and the value of a security held by the Portfolio has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded. The Portfolio’s liabilities are fees and expenses owed by the Portfolio. The number of Portfolio shares outstanding is the amount of shares that have been issued to shareholders. The price an investor pays to purchase Portfolio shares or the amount an investor receives when selling Portfolio shares is based on the net asset value next calculated after the order is received in proper form. An order in proper form must include all correct and complete information, documents and signatures required to process the purchase or redemption, as well as a check or bank wire payment properly drawn and collectable. The net asset value of shares of the Portfolio is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). Portfolio shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The High Yield Portfolio intends to pay dividends monthly.  The Portfolio makes distributions of its net capital gains, if any, at least annually.  The Board of Trustees may determine to declare dividends and make distributions more or less frequently. It is expected that distributions from the High Yield Portfolio will primarily consist of dividends.

Dividends and capital gain distributions are automatically reinvested in additional shares of the Portfolio at the net asset value per share on the reinvestment date unless you have previously requested in writing to the Transfer Agent or on the new account application that payment be made in cash.

If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Portfolio reserves the right to reinvest the distribution check in the shareholder’s account at the Portfolio’s then-current net asset value per share and to reinvest all subsequent distributions in shares of the Portfolio until an updated address is received.

Tax Consequences

The Portfolio intends to make distributions of dividends and capital gains. Dividends are taxable to shareholders as ordinary income. The rates a shareholder pays on capital gain distributions will depend on how long the Portfolio held the securities that generated the gains, not on how long the shareholder owned the Portfolio shares. Shareholders will be taxed in the same manner whether they receive dividends and capital gain distributions in cash or reinvest them in additional Portfolio shares. Selling or exchanging Portfolio shares is considered a taxable event for shareholders. Depending on the purchase price and the sale price of the shares exchanged or sold, a gain or a loss may result on the transaction. Shareholders are responsible for any tax liabilities generated by their transactions.

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FINANCIAL HIGHLIGHTS

A financial highlights table is intended to help you understand the Portfolio’s financial performance.  Certain information reflects financial results for a single Portfolio share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  The information for the fiscal year ended March 31, 2010 has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Portfolios’ financial statements, is included in the Annual Report, which is available upon request.

HIGH YIELD PORTFOLIO – INSTITUTIONAL SHARES Fiscal year ending March 31,

2010

Net asset value, beginning of period	$10.00
Income from investment operations
Net investment income	0.90 *
Net realized and unrealized gain on investments	1.91
Total from investment operations	2.81

Less distributions
From net investment income	(0.89)
From net realized gain	(0.08)
Total distributions	(0.97)
Net asset value, end of year	$11.84
Total return	28.86%

Ratios/supplemental data
Net assets, end of year (millions)	$12.10

Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	0.95%
After fees waived and expenses absorbed or recouped	0.65%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed or recouped	8.22%

Portfolio turnover rate	67.89%

*Computed using the average shares method.

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INDEX DESCRIPTIONS

The BofA Merrill Lynch High Yield Master II Index is composed of securities from the MLHY Master II/high-yield corporate bonds and other distressed securities, U.S. government securities, taxable municipal bonds and non-investment grade bonds.

Direct investment in an index is not possible.

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PRIVACY NOTICE

Rainier Funds and Rainier Investment Management, Inc.®, the Advisor to the Portfolios, collect nonpublic information about you from the following sources:

• Information we receive from applications or other forms

• Information we receive from you through website or e-mail communications

• Information you may give us orally

• Information about your transactions with others or us

We do not disclose any nonpublic personal information about our customers or former shareholders to nonaffiliated third parties, except as required by law, such as in response to inquiries from governmental authorities. We may also disclose information to unaffiliated third parties, such as brokers or custodians, as permitted by law and as needed to provide agreed upon services to you. Rainier restricts access to your personal and account information to those employees who provide products and services to you. Additionally, we maintain physical, electronic and procedural safeguards to protect your nonpublic personal information. Please contact us directly with any specific questions about our data safeguards.

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Series of Rainier Funds

HIGH YIELD PORTFOLIO - INSTITUTIONAL

For more information about the Portfolio, the following documents are available for free on request:

ANNUAL/SEMIANNUAL REPORT

Additional information about the Portfolio’s investments will be available in the Portfolio’s Annual and Semiannual Report to Shareholders once the Portfolio has been operational for the appropriate period of time. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during the most recently completed fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Portfolio and is incorporated by reference into this Prospectus. To receive free copies of the Portfolio’s reports and SAI, request other information or discuss your questions concerning the Portfolio, please contact Rainier Funds at the street or Internet address below.  The Fund’s SAI and shareholder reports are not available on the Advisor’s website as the advisor encourages potential shareholders to contact the advisor directly at 800-248-6314.

To review and copy information, including the Portfolio’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C., please call 1-202-942-8090 for information about the operation of the Public Reference Room. Text-only copies are available:

• For a duplicating fee, by writing to the Public Reference Room of the Commission, Washington, D.C. 20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.

• Free of charge from the Commission’s Internet website at http://www.sec.gov.

To reduce the volume of mail you receive, Rainier Funds may mail only one copy of the Annual and Semiannual Reports, Prospectus and other regulatory materials to your household. You can contact Rainier Funds at the address below to request (1) additional copies of these reports, or (2) that we discontinue householding of regulatory materials.

601 Union Street, Suite 2801 Seattle, WA 98101
TF. 800.248.6314 www.rainierfunds.com

SEC Investment Company Act file number is 811-8270.

RAINIER FUNDS

Large Cap Equity Portfolio
Original Shares – RIMEX
Institutional Shares – RAIEX

Mid Cap Equity Portfolio
Original Shares – RIMMX
Institutional Shares – RAIMX

Small/Mid Cap Equity Portfolio
 Original Shares – RIMSX
Institutional Shares – RAISX

Balanced Portfolio
 Original Shares – RIMBX
Institutional Shares – RAIBX

Intermediate Fixed Income Portfolio
Original Shares - RIMFX

Statement of Additional Information

Dated July 31, 2010

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Original and Institutional Shares Prospectuses, each dated July 31, 2010, for the above-referenced Funds (the “Portfolios”).  Except for the Intermediate Fixed Income Portfolio, the Portfolios offer both Original and Institutional Class Shares.  The Intermediate Fixed Income Portfolio only offers Original Class Shares.  Rainier Investment Management, Inc.® (“Rainier” or the “Advisor”) is the Advisor to the Rainier Investment Management Mutual Funds (the “Fund” or the “Trust”) and the Portfolios.  This SAI is incorporated by reference in its entirety into the Original and Institutional Shares Prospectuses.  The report on the audited financial statements of the Trust for the year ended March 31, 2010 is incorporated by reference in its entirety into this SAI.  A copy of each Prospectus may be obtained from the Advisor at 601 Union St., Ste. 2801, Seattle, WA 98101 or by calling (800) 248-6314.

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THE TRUST

The Trust is an open-end investment company organized as a Delaware statutory trust on December 15, 1993.  The Trust consists of six separate Portfolios, each of which has it own objective, assets, liabilities and net assets.  Rainier serves as investment advisor to the Trust and the Portfolios.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Portfolios’ investment objectives and policies as set forth in their Prospectuses.  The Portfolios’ investment objectives are fundamental and therefore cannot be changed without shareholder approval.  There can be no guarantee that the objective of any Portfolio will be attained.

The Large Cap Equity Portfolio seeks to maximize long-term capital appreciation.  The Portfolio invests primarily in a diversified portfolio of common stocks of companies traded in the U.S.

The Mid Cap Equity Portfolio seeks to maximize long-term capital appreciation.  The Portfolio invests primarily in a diversified portfolio of common stock of mid-capitalization companies traded in the U.S.

The Small/Mid Cap Equity Portfolio seeks to maximize long-term capital appreciation.  The Portfolio invests primarily in a diversified portfolio of common stock of small and medium-size capitalization companies traded in the U.S.

The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income.  The Portfolio invests primarily in a diversified portfolio of common stocks of companies traded in the U.S. and investment-grade, fixed-income securities and cash equivalent securities.

The Intermediate Fixed Income Portfolio seeks to provide current income.  The Portfolio invests primarily in a diversified portfolio of investment-grade, fixed-income securities issued by corporations and the U.S. Government.

The following information supplements the discussion of the Funds’ principal investment strategies as set forth in the Funds’ Prospectuses.  The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Repurchase Agreements

Repurchase agreements are transactions in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security.  The majority of these transactions run from day to day and not more than seven days from the original purchase.  The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities.  If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

Although repurchase agreements carry certain risks not associated with direct investments in securities, the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks.  The Advisor will review and monitor the creditworthiness of such institutions under the Board of Trustees’ general supervision.  To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss.  If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser’s ability to sell the collateral and the purchaser could suffer a loss.  However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolios intend to comply with provisions under such Code that would allow them immediately to resell the collateral.

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When-Issued Securities

The Portfolios may from time to time purchase securities on a “when-issued” or delayed delivery basis, generally in connection with an underwriting or other offering.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date.  Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Portfolio to the issuer and no interest accrues to the Portfolio.  To the extent that assets of a Portfolio are held in cash pending the settlement of a purchase of securities, the Portfolio would earn no income.  While when-issued securities may be sold prior to the settlement date, the Portfolios intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.  At the time the Portfolio makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value.  The market value of the when-issued securities may be more or less than the purchase price.  The Advisor does not believe that the Portfolios’ net asset value or income will be adversely affected by the purchase of securities on a when-issued basis.  The Portfolios will segregate liquid assets with the custodian equal in value to commitments for when-issued securities.  Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

Illiquid Securities; Rule 144A Securities

There is no present intention for the Portfolios to hold any illiquid securities.  Each Portfolio has the right to invest in such securities but not to the extent of more than 15% of its net assets.  Illiquid securities include (a) securities which cannot be disposed of within seven days at approximately the same amount at which they are valued, (b) securities that at the time of purchase have legal or contractual restrictions on resale, (c) repurchase agreements having more than seven days to maturity, (d) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days) and (e) securities for which there is no market.

Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of securities, and a Portfolio might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions.  A Portfolio might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  If such securities are subject to purchase by institutional buyers in accord with Rule 144A promulgated by the Securities and Exchange Commission, the Board of Trustees may determine that such securities are not illiquid notwithstanding their legal or contractual restrictions on resale.

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U.S. Government Obligations

The Portfolios may purchase U.S. Government Securities.  U.S. Government securities include direct obligations issued by the United States Treasury, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years).  They also include U.S. Government agencies and instrumentalities that issue or guarantee securities, such as the Federal Home Loan Banks, The Federal National Mortgage Association (“FNMA”) and the Student Loan Marketing Association.  Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States.  Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies’ obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assess a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Convertible Securities

The Balanced Portfolio and Intermediate Fixed Income Portfolio may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible.  A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.  Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions.  The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset.  However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.  In addition, convertible securities are often lower-rated securities.  A convertible security may be subject to redemption at the option of the issuer at a predetermined price.  If a convertible security held by a Portfolio is called for redemption, the Portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Portfolio’s ability to achieve its investment objective.  The Portfolios generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.

Mortgage-Related Securities

The Intermediate Fixed Income Portfolio and Balanced Portfolio reserve the right to invest in mortgage-related securities.  These securities include mortgage pass-through securities, which represent interests in pools of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities).  Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Portfolio to a lower rate of return upon reinvestment of principal.  Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost.

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Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U. S. Government (in the case of securities guaranteed by the Government National Mortgage Association (“GNMA”)), or by agencies and instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation (“FHLMC”), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations).  Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized mortgage obligations (“CMOs”) are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities.  Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually.  CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA.  CMOs are structured into multiple classes, with each class bearing a different stated maturity.  Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class.  Investors holding the longer maturity classes receive principal only after the first class has been retired.  Other mortgage related securities include those that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property, such as CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest.  Certain of these government interest-only and principal-only fixed mortgage-backed securities may be considered liquid under guidelines to be established by the Board of Trustees, if, under such procedures, they can be disposed of within seven days at a value reasonably close to that used in the calculation of net asset value per share.  Any interest-only and principal-only securities not determined to be liquid under these guidelines will be subject to the Portfolios’ limitations on illiquid securities as set forth in the prospectus.  The Portfolios have no present intention to invest in such interest-only and principal-only securities.

Asset-Backed Securities

Each Portfolio may invest in asset-backed receivables, which represent undivided fractional interests in a trust with assets consisting of a pool of domestic loans such as motor vehicle retail installment sales contracts or credit card receivables.  Asset-backed receivables are generally issued by governmental, government-related and private organizations.  Payments are typically made monthly, consisting of both principal and interest payments.  Asset-backed securities may be prepaid prior to maturity and, hence, the actual life of the security cannot be accurately predicted.  During periods of falling interest rates, prepayments may accelerate, which would require a Portfolio to reinvest the proceeds at a lower interest.  Although generally rated investment grade, it is possible that the securities could become illiquid or experience losses of guarantors or insurers defaults.

Securities Lending

The Portfolios have the ability to lend securities, but have no present intention to do so.  The Portfolios may lend their securities in an amount not to exceed 30% of their assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations.  Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks or securities of the U.S. Government or its agencies.

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Foreign Securities

Each Portfolio may invest up to 25% of its assets in foreign securities.  These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange.  Currently, the Advisor intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).  ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities.  Generally, ADRs are issued in registered form, denominated in U.S. dollars and are designed for use in the U.S. securities markets.  A depositary may issue sponsored and unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR.

There are risks associated with investing in foreign securities.  There may be less publicly available information about these issuers than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S.  Interest or dividends on foreign securities may be subject to foreign withholding taxes.  Investments in foreign countries may be subject to the possibility of expropriation or confiscatory taxation, exchange controls, political or social instability or diplomatic developments that could aversely affect the value of those investments.  The value of foreign securities may be adversely affected by movements in the exchange rates between foreign currencies, including the euro and the U.S. dollar, as well as other political and economic developments.

Futures

To the extent consistent with their investment objectives and policies, the Portfolios may purchase and sell futures contracts with respect to interest rates and securities indices.  The Portfolios may use these techniques to hedge against changes in interest rates or securities prices or as part of their overall investment strategies.

An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time.  A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.  Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.  A public market exists in futures contracts covering a number of indices as well as financial instruments, including: the S&P 500; the S&P 100; the S&P Midcap 400; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; and bank certificates of deposit.

Each Portfolio will use futures contracts in accordance with the applicable rules of the Commodity Futures Trading Commission under which the Trust and the Portfolios avoid being deemed a “commodity pool” and the Advisor being deemed a “commodity pool operator.”  Accordingly, each Portfolio intends generally to limit its use of futures contracts as described below.

A Portfolio might use futures contracts to hedge against anticipated changes in interest rates or securities prices that might adversely affect either the value of the Portfolio’s securities or the price of the securities that the Portfolio intends to purchase.  A Portfolio might also buy futures contracts on securities indexes with respect to a large cash investment in a Portfolio pending full investment of that cash in stocks.

A Portfolio will enter into only those futures contracts that are standardized and quoted on an automated quotation system or traded on a U.S. exchange, board of trade or similar entity.

When a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Advisor in accordance with procedures to be established by the Board of Trustees (“initial margin”).  The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract.  Each day the Portfolio pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract.  This process is known as “marking to market.”  Variation margin does not represent a borrowing or loan by a Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired.  In computing daily net asset value, each Portfolio will mark to market its open futures positions.

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Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month).

The Portfolios will enter into positions in futures contracts for “bona fide hedging” purposes and for other investment purposes.  With respect to positions in futures that do not constitute bona fide hedging positions, a Portfolio will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions (plus premiums paid by it for open futures positions, less the amount by which any such futures are “in-the-money”) would exceed 5% of the Portfolio’s net assets.

When purchasing a futures contract, a Portfolio will designate (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the contract value of the futures contract.

There are several risks associated with the use of futures contracts.  A purchase or sale of a futures contract may result in losses substantially in excess of the amount invested in the futures contract.  There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Portfolio securities being hedged.  In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given futures transaction not to achieve its objectives.  A decision as to whether, when and how to use futures involves the exercise of skill and judgment, and even a well-conceived investment may be unsuccessful to some degree because of market behavior or unexpected interest rate or securities price trends.

There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract, and that Portfolio would remain obligated to meet margin requirements until the position is closed.

Short-Term Investments

Each Portfolio may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  Each Portfolio may hold certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by a Portfolio will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

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In addition to buying certificates of deposit and bankers’ acceptances, a Portfolio also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes.  Each Portfolio may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group (“S&P”), “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in the Appendix.

INVESTMENT RESTRICTIONS

The Trust, on behalf of the Portfolios, has adopted the following fundamental investment policies and restrictions in addition to the policies and restrictions discussed in the Prospectus.  With respect to each Portfolio, the policies and restrictions listed below cannot be changed without approval by the holders of a “majority of the outstanding voting securities” of that Portfolio, which is defined in the Investment Company Act of 1940, as amended, (the “1940 Act”) to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.  As a matter of fundamental policy, the Portfolios are diversified (i.e., as to 75% of the value of a Portfolio’s total assets, no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities)).

In addition, no Portfolio may:

1.
Issue senior securities, borrow money or pledge its assets, except that a Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

2.	Make short sales of securities or maintain a short position, except for short sales against the box;

3.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

4.
Write put or call options, except that the Portfolios reserve the right to write put or call options for hedging or other purposes as may subsequently be described in their Prospectus and permitted under applicable federal and state laws and regulations;

5.	Act as underwriter (except to the extent a Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

6.
Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry, other than U.S. Government securities (except that the Portfolios reserve the right to invest all of their assets in shares of another investment company);

7.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although any Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

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8.
Purchase or sell commodities or commodity futures contracts, except that the Portfolios may purchase and sell stock index futures contracts and interest rate futures contracts to the extent described in their Prospectus or in this SAI and as permitted under applicable federal and state laws and regulations;

9.	Make loans (except for purchases of debt securities consistent with the investment policies of the Portfolios and except for repurchase agreements);

10.	Make investments for the purpose of exercising control or management; or

11.	Invest in oil and gas limited partnerships or oil, gas or mineral leases.

The Portfolios observe the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

No Portfolio may:

1.
Purchase any security if as a result the Portfolio would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class) except that each Portfolio reserves the right to invest all of its assets in a class of voting securities of an investment company;

2.	Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

3.
Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

4.
Make any change in the Portfolio’s investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name as specified in the prospectus, without first providing the Portfolio’s shareholders with at least 60 days’ prior notice.

PORTFOLIO HOLDINGS

Rainier provides advisory services to the series of the Portfolios.  As a result, employees of Rainier may have access to the portfolio holdings of the Portfolios.  The Trust and Rainier have each adopted a code of ethics pursuant to Rule 17j-1 of the 1940 Act designed to prohibit fraudulent or deceitful conduct.  In addition, the Portfolios and Rainier adhere to the following policy, which is intended to supplement such codes of ethics.  The policy is designed to ensure that any disclosure of information about the Portfolios’ portfolio holdings is in the best interests of Portfolio shareholders.  Information about the Portfolios’ portfolio holdings will not be distributed to any person prior to 60 days after the previous quarter end unless:

•	The disclosure is required to respond to a regulatory request, court order or other legal proceedings;

•
The disclosure is to a mutual fund rating or, statistical agency or person performing similar functions who has signed an agreement with the Trust that requires such information to be kept confidential and prohibits such agency or person from trading based on the information;

•
The disclosure is made to internal parties involved in the operations of the Portfolios, such as the investment process, administration, pricing, or custody of the Portfolios, including but not limited to Rainier, U.S. Bancorp Fund Services, LLC , U.S. Bank, N.A., legal counsel retained by the Portfolios or the Advisor, the Portfolios’ auditors, and the Trust’s Board of Trustees (which may be delayed for at least 15 days for the non-interested Trustees as provided in the Trust’s Code of Ethics);

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•
The disclosure is (a) in connection with a quarterly, semiannual or annual report that is available to the public or (b) relates to information that is otherwise available to the public (e.g. Portfolio information that is available on the Advisor’s website); or

•	The disclosure is made pursuant to prior written approval of the Chief Compliance Officer of Rainier, the Chief Compliance Officer of the Trust, or the President of the Trust.

Portfolio holdings information may be disclosed without a time lag (i.e., current holdings) under the circumstances listed above; however, information on the Advisor’s public website or in public records, such as shareholders reports, will generally be subject to a time lag.  A complete list of the Portfolios’ holdings will be available on the Advisor’s public website on or about the 60th day after each calendar quarter end. Portfolio characteristics and summary information will be available on the Trust’s public website on or about the 10th day after each month end and will include, but are not limited to:
▪	Portfolio market capitalization
▪	Portfolio earnings per share information
▪	Sector weighting
▪	Asset allocation

Any suspected breach of the Trust’s portfolio holdings disclosure policy is required to be reported immediately to the Chief Compliance Officer of Rainier and the Chief Compliance Officer of the Trust.  Such breaches are also to be reported to the Board of Trustees.

The Trust has ongoing arrangements to make available information about the Funds’ portfolio securities prior to public disclosure.  At this time, those arrangements include providing current holdings, on a daily basis, to the following entities for the purposes of providing oversight or services to the Funds: Rainier, U.S. Bancorp Fund Services, LLC, U.S. Bank, N.A., Bank of New York Mellon, RiskMetrics, FactSet, and Omgeo, and to the Board of Trustees on a periodic basis.  The Trust and the Advisor do not receive compensation in connection with the disclosure of information about the securities held in the Portfolios.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board of Trustees.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust and the Portfolios are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

The following table lists the Trustees and officers of the Trust, their ages, business addresses and principal occupations during the past five years.

Name Address, and Age	Position Held	Length of Time Served*	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held by Trustee Over the Last Five Years
Non-interested Trustees
James E. Diamond, Jr. 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1946	Trustee	Since March 1994	President of Taylormade Products, Inc. (manufacturer of wooden pallets and shipping materials), 2003 to present.	Six	None

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Name Address, and Age	Position Held	Length of Time Served*	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held by Trustee Over the Last Five Years
John W. Ferris 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1940	Trustee	Since March 1995	Consultant to international companies from 1998 to present.	Six	None
Gary L. Sundem 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1944	Trustee	Since March 1994	Professor of Accounting Emeritus, University of Washington from 2008 to present; Professor of Accounting; University of Washington from 1971 to 2008.	Six	None
Interested Trustee(2)
John W. O’Halloran 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1960	Trustee, CEO, Secretary and Treasurer	Since June 2008	President from June 2003 to June 2008; Principal of the Advisor from January 2005 to present.	Six	N/A
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*      Trustees and officers of the Fund serve until their resignation, removal or retirement.
(1)
The term “Fund Complex” includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.  The Fund Complex consists of six series of the Trust, one of which is offered in a separate Prospectus.

(2)	Mr. O’Halloran is an “interested person” of the Trust, as defined in the 1940 Act, because of his employment with Rainier Investment Management, Inc., the investment advisor to the Trust.

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Name Address, and Age	Position Held	Length of Time Served*	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee Over the Last Five Years
Officers
James R. Margard 601 Union St., Ste. 2801 Seattle, WA 98101 Born 1952	Vice President	Since January 1994	Shareholder of the Advisor	N/A	N/A
Mark H. Dawson 601 Union St., Ste. 2801 Seattle, WA 98101 Born 1956	Vice President	Since June 2004	Shareholder of the Advisor	N/A	N/A
Peter M. Musser 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1956	Vice President	Since June 2004	Shareholder of the Advisor	N/A	N/A
Leonard P. Brennan 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1959	Vice President	Since June 2008	Managing Director of Russell Investments from 1985 to 2005. CEO of the Advisor from September 2005 to present.	N/A	N/A
Lisa M. Thenell 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1967	Chief Compliance Officer	Since January 2008	Compliance Supervisor of the Advisor from 2003 to 2008. Chief Compliance Officer of the Advisor from 2008 to present.	N/A	N/A
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*      Trustees and officers of the Fund serve until their resignation, removal or retirement.

Additional Information Concerning Our Board of Trustees

The Role of the Board

The Board of Trustees (“Board”) provides oversight of the management and operations of the Trust. Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s  Advisor, the Portfolio Managers, the Distributor, Administrator, Custodian, and Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. For example, the Treasurer provides reports as to financial reporting matters and Portfolio Managers report on the performance of the Trust’s Portfolios. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with management in less formal settings, between formal Board meetings to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust.

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Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to appropriately perform its oversight function. It has established three standing committees, an Audit Committee, a Nominating Committee and a Fair Value Committee, which is discussed in greater detail under “Committees” below. Currently, 75% of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Advisor or its affiliates, and the Audit, Nominating and Fair Value Committee is comprised entirely of Independent Trustees.  The Chairman of the Board is the Chief Executive Officer of the Trust and a Principal of the Advisor.  The Board does not have a lead Independent Trustee because the Independent Trustees prefer that they remain equally involved in Board matters and having only three Independent Trustees makes communication among them efficient.  The Independent Trustees have also engaged their own independent legal counsel (who is also legal counsel to the Trust) to advise them on matters relating to their responsibilities in connection with the Trust. The Board reviews its structure annually. The Board has also determined that the active involvement of all the Independent Trustees in Board matters and the function and composition of the Audit Committee are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.

Board Oversight of Risk Management

As part of its oversight function, the Board of Trustees receives and reviews various reports and assessments and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many disparate elements (such as, for example. investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Board reviews compliance reports from the Chief Compliance Officer as well as the Trust’s Administrator, and engages in discussions with each of them as necessary, in its oversight of compliance activities affecting the Trust.  By way of further example, the Independent Trustees ask for reports and engage in discussions with personnel of the Advisor as necessary to review other types of risks, such as business continuity risk or investment risk.  The Audit Committee also meets with the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  Not all risks that may affect the Trust or a Portfolio can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Trust, the Advisor, its affiliates or other service providers.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the charts above. In addition, each of the Trustees has served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years. They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Independent Trustees annually conduct a ‘self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the previous charts, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the chart above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, work ethic, the ability to work together and the ability to communicate effectively, exercise judgment, ask incisive questions, manage people and problems or to develop solutions. In conducting its annual self-assessment, the Trustees have determined that they have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.  In addition, the summaries set forth below as to the qualifications, attributes and skills of the Trustees are furnished in response to disclosure requirements imposed by the SEC, do not constitute any representation or guarantee that the Board or any Trustee has any special expertise or experience, and do not impose any greater or additional responsibility or obligation on, or change any standard of care of, any such person or on the Board as a whole than otherwise would be the case.

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Mr. O’Halloran’s Trustee Attributes include his position as a Shareholder with the Advisor having primary responsibility for the Trust’s activities. In this position, he has intimate knowledge of the Advisor’s products, operations, personnel and financial resources. His position of influence and responsibility at the Advisor, in addition to his knowledge of the firm, has been determined to be valuable to the Board in its oversight to the Trust.  Mr. O’Halloran also has many years of mutual fund industry experience including experience before joining the Advisor.

Mr. Diamond’s Trustee Attributes include his many years of experience with the Board, as well as his many years of banking industry, financial and other business experience in executive and management positions.

Mr. Ferris’s Trustee Attributes include his many years of experience with the Board, as well as his many years of experience with international business organizations and a major international accounting firm.

Mr. Sundem’s Trustee Attributes include his many years of experience with the Board, as well as his many years of distinguished academic positions with a prominent university and his specialized accounting and finance expertise.

Committees

The Board has three standing committees: the Audit Committee, the Nominating Committee and the Fair Value Committee.  The Audit Committee is comprised of the three Independent Trustees — James E. Diamond Jr., John W. Ferris and Gary L. Sundem — and is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust.  The Nominating Committee is comprised of James E. Diamond Jr. and Gary L. Sundem and is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time.  The Nominating Committee normally will not consider nominees from shareholders and, therefore, has not as of this date adopted a policy for consideration of those nominees.  The Fair Value Committee is comprised of the three Independent Trustees — James E. Diamond Jr., John W. Ferris and Gary L. Sundem — and is responsible for monitoring and reviewing the pricing methodologies utilized by the Advisor to whom they have delegated daily pricing and fair valuation decisions.  The Audit Committee met twice during the last fiscal year.  The Nominating Committee did not meet during the last fiscal year.  The Fair Value Committee met twice during the last fiscal year.

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Fund Shares Owned by Trustees as of December 31, 2009

Amount Invested Key
A.	None
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	over $100,000

Trustees	Large Cap Equity Portfolio	Mid Cap Equity Portfolio	Small/Mid Cap Equity Portfolio	Balanced Portfolio	Intermediate Fixed Income Portfolio	Aggregate Dollar Range of Ownership as of December 31, 2009 in all Portfolios (s) overseen by Trustee in the Fund Complex.
Non-interested Trustees
James E. Diamond, Jr.	C.	C.	C.	A.	A.	D.
John W. Ferris	D.	C.	C.	E.	C.	E.
Gary L. Sundem	E.	A.	E.	A.	D.	E.
Interested Trustee
John W. O’Halloran	E.	E.	E.	A.	E.	E.

Trustee Compensation
The officers of the Trust and the Trustees who are considered “interested persons” of the Trust receive no compensation directly from the Trust for performing the duties of their offices.  However, those officers and Trustees who are officers or principals of the Advisor may receive remuneration indirectly because the Advisor receives a management fee from the Portfolios. The Trustees who are not affiliated with the Advisor each receive an annual retainer of $40,000 plus $4,000 per meeting.  Such Trustees also are reimbursed for any expenses incurred in attending meetings.  The aggregate compensation paid by each Portfolio of the Trust to each of the Trustees during the fiscal year ended March 31, 2010 is set forth below:

	Aggregate Compensation Paid from the Portfolios					Deferred Compensation Accrued as Part of Trust Expenses(1)	Total Compensation from Trust Complex(2)
Name of Trustee	Large Cap Equity Portfolio	Mid Cap Equity Portfolio	Small/Mid Cap Equity Portfolio	Balanced Portfolio	Intermediate Fixed Income Portfolio
Non-Interested Trustees
James E. Diamond, Jr.	$12,794.80	$6,380.40	$24,849.83	$2,547.86	$2,870.63	$51,500	$51,500
Gary L. Sundem	$12,794.80	$6,380.40	$24,849.83	$2,547.86	$2,870.63	$0	$51,500
John W. Ferris	$12,794.80	$6,380.40	$24,849.83	$2,547.86	$2,870.63	$0	$51,500
Interested Trustee
John W. O’Halloran	None	None	None	None	None	None	None

(1)	Deferred Compensation Accrued as Part of Trust Expenses reflects the amount of the Trustee’s Aggregate Compensation that has been deferred to be paid to the Trustee at a later date.

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(2)	Total Compensation from Trust Complex reflects the total amounts paid out of the Trust’s five portfolios that were effective during the fiscal year ended March 31, 2010.

The Portfolios do not maintain pension or retirement plans for Trustees.  Some of the Independent Trustees receive their compensation through a deferred compensation plan.

Principal Shareholders and Control Persons

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Portfolios.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  To the best knowledge of the Portfolios, shareholders owning 5% or more of the outstanding shares of the Portfolio as of record are set forth below:

Portfolio/Class	Shareholder Name & Address	% held as of June 30, 2010
Large Cap Equity Portfolio – Original Shares	National Financial Services Corp. For Exclusive Benefit of Our Customers 1 World Financial Center New York, NY 10281-1003	36.23%

	Charles Schwab & Co. Inc. Special Custody Account for Exclusive Benefit of Customers 101 Montgomery Street San Francisco, CA 94104-4151	30.88%

Large Cap Equity Portfolio – Institutional Shares	National Financial Services Corp. For Exclusive Benefit of Our Customers 200 Liberty Street New York, NY 10281-1003	29.38%

	Charles Schwab & Co. Inc. Special Custody Account for Exclusive Benefit of Customers 101 Montgomery Street San Francisco, CA 94104-4151	15.32%

	JP Morgan Chase Bank FBO RBS Americas RET SAV PLAN 9300 Ward Pkwy Kansas City, MO 64114-3317	8.76%

	JP Morgan Chase TTEE FBO Northshore Long Island Jewish H 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002	7.12%

	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	5.89%

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Portfolio/Class	Shareholder Name & Address	% held as of June 30, 2010
	Colorado Officials & EE RET ASSOC 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002	5.03%

Mid Cap Equity Portfolio – Original Shares	Charles Schwab & Co. Inc. Special Custody Account for Exclusive Benefit of Customers 101 Montgomery Street San Francisco, CA 94104-4151	48.11%

	Prudential Investment Mgmt. Service FBO Mutual Fund Clients 100 Mulberry Street 3 Gateway Center, Suite 11 Newark, NJ 07102-4000	25.64%

	National Financial Services Corp. For Exclusive Benefit of Our Customers 1 World Financial Center New York, NY 10281-1003	15.72%
Mid Cap Equity Portfolio – Institutional Shares	National Financial Services Corp. For Exclusive Benefit of Our Customers 1 World Financial Center New York, NY 10281-1003	31.32%

	Charles Schwab & Co. Inc. Special Custody Account for Exclusive Benefit of Customers 101 Montgomery Street San Francisco, CA 94104-4151	19.31%

	LPL Financial Services 9785 Towne Centre Dr. San Diego, CA 92121-1968	18.21%

	Wells Fargo Bank NA FBO Pinnacol Assurance EQ Mutual Funds P.O. Box 1533 Minneapolis, MN 55480-1533	9.37%

	Wilmington Trust Company FBO Catholic Health East P.O. Box 8880 Wilmington, DE 19899-8880	5.28%

	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients P.O. Box 2226 Omaha, NE 68103-2226	5.08%

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Portfolio/Class	Shareholder Name & Address	% held as of June 30, 2010
Small/Mid Cap Equity Portfolio – Original Shares	National Financial Services Corp. For Exclusive Benefit of Our Customers 1 World Financial Center New York, NY 10281-1003	37.59%

	Charles Schwab & Co. Inc. Special Custody Account for Exclusive Benefit of Customers 101 Montgomery Street San Francisco, CA 94104-4151	22.12%

	ICMA Retirement Services 777 N Capital St. NE Washington, DC 20002-4239	10.96%

Small/Mid Cap Equity Portfolio – Institutional Shares	National Financial Services Corp. For Exclusive Benefit of Our Customers 1 World Financial Center New York, NY 10281-1003	32.43%

	Charles Schwab & Co. Inc. Special Custody Account for Exclusive Benefit of Customers 101 Montgomery Street San Francisco, CA 94104-4151	10.90%

	Edward D. Jones & Co. 201 Progress Pkwy Maryland Heights, MO 63043-3009	9.58%

	Mercer Trust Company FBO Nordstrom 401K Plan and Profit Sharing 1 Investors Way Norwood, MA 02062-1599	5.60%

	Standard Insurance Co. 1100 SW 6th Ave Portland, OR 97204-1020	5.56%

Balanced Portfolio – Original Shares	Charles Schwab & Co. Inc. Special Custody Account for Exclusive Benefit of Customers 101 Montgomery Street San Francisco, CA 94104-4151	66.53%

	Western Employees Benefit 700 17th St., Suite 300 Denver, CO 80202-3531	10.50%

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Portfolio/Class	Shareholder Name & Address	% held as of June 30, 2010
	Wilmington Trust RISC TTEE FBO P.O. Box 52129 Phoenix, AZ 85072-2129	6.47%

Balanced Portfolio – Institutional Shares	National Financial Services Corp. For Exclusive Benefit of Our Customers 1 World Financial Center New York, NY 10281-1003	31.68%

	University Prep 8000 25th Ave. NE Seattle, WA 98115-4627	28.65%

	Board of Trustees TR Allied Metal Crafts Pension Trust P.O. Box 34203 Seattle, WA 98124-1203	19.68%

	District #160 Pooled Investment Association c/o Welfare & Pension Admin Serv 2815 2nd Ave., Suite 300 Seattle, WA 98121-1261	6.92%

	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	5.24%

Intermediate Fixed Income Portfolio – Original Shares	Retail Clerks Welfare Trust 201 Queen Anne Ave N, Suite 100 Seattle, WA 98109-4824	17.31%

	Northern California Bakery Drivers Security Fund 221 Main St., Suite 250 San Francisco, CA 94105-1956	15.06%

	Washington Trust Bank as Cust. FBO UFCW #1439 Health & Welfare Trust 11270 W Park Place, Suite 400 Milwaukee, WI 53224-3638	11.56%

	Charles Schwab & Co. Inc. Special Custody Account for Exclusive Benefit of Customers 101 Montgomery Street San Francisco, CA 94104-4151	10.15%

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Portfolio/Class	Shareholder Name & Address	% held as of June 30, 2010
Northwest Sheet Metal Workers Health Care Trust P.O. Box 5433 Spokane, WA 99205-0433	5.80%

Michael S. Hendrickson TR Northwest Roofers & Employers Health & Security Trust Fund P.O. Box 34203 Seattle, WA 98124-1203	5.03%

As of June 30, 2010, the current Trustees and officers of the Trust, as a group, held of record and beneficially less than 1% of the outstanding shares of each of the Portfolios.  The Trustees and officers of the group owned 1.85% of the Institutional Class shares of the Mid Cap Equity Portfolio and 1.04% of the Institutional Class shares of the Balanced Portfolio.

The Advisor

Subject to the supervision of the Board of Trustees, investment management and services are provided to the Portfolios by the Advisor, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  Under the Advisory Agreement, the Advisor provides a continuous investment program for the Portfolios and makes decisions and places orders to buy, sell or hold particular securities.  In addition to the fees payable to the Advisor and the Administrator, the Portfolios and the Trust are responsible for their operating expenses, including:  (1) interest and taxes; (2) brokerage commissions; (3) insurance premiums; (4) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (5) legal and audit expenses; (6) fees and expenses of the custodian, shareholder service and transfer agents; (7) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (8) expenses of preparing, printing and mailing reports, notices and proxy material to shareholders; (9) other expenses incidental to holding any shareholder meetings; (10) dues or assessments of or contributions to the Investment Company Institute or any successor; (11) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolios and the legal obligations with respect to which the Trust or the Portfolios may have to indemnify their officers and Trustees; and (12) amortization of organization costs.

Under the Advisory Agreement, the Advisor is not liable to the Portfolios for any error of judgment by the Advisor or any loss sustained by the Trust or Portfolios except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

The Advisory Agreement continues automatically for successive annual periods, provided that such continuance is specifically approved at least annually (1) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (2) by the Board of Trustees or by vote of a majority of the outstanding voting securities.

In determining whether to renew the Advisory Agreement each year, the Board of Trustees evaluates information provided by the Advisor in accordance with Section 15(c) of the 1940 Act.  At its last annual review meeting in March 2010, the Board considered a number of facts in recommending renewal of the existing Agreement.  The Portfolios’ Annual Report to Shareholders contains a detailed discussion of the Board’s considerations in connection with the renewal of that Agreement with respect to each Portfolio.

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The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolios at any time without penalty, on 60 days’ written notice to the Advisor.  The Advisory Agreement also may be terminated by the Advisor on 60 days’ written notice to the Portfolios.  The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

Advisory fees, waiver and expense reimbursements/(recoupment) for the last three fiscal years were as follows:

Fiscal year ending March 31, 2010:	Gross Advisory Fee	Expenses Waived or Reimbursed/(Recouped)	Net Advisory Fees Paid
Large Cap Equity Portfolio	$10,648,124	$0	$10,648,124
Mid Cap Equity Portfolio	$4,976,426	$0	$4,976,426
Small/Mid Cap Equity Portfolio	$25,626,741	$0	$25,626,741
Balanced Portfolio	$526,953	$0	$526,953
Intermediate Fixed Income Portfolio	$594,115	$178,564	$415,551

Fiscal year ending March 31, 2009:	Gross Advisory Fee	Expenses Waived or Reimbursed/(Recouped)	Net Advisory Fees Paid
Large Cap Equity Portfolio	$8,753,954	$0	$8,753,954
Mid Cap Equity Portfolio	$5,335,743	$0	$5,335,743
Small/Mid Cap Equity Portfolio	$32,684,030	$0	$32,684,030
Balanced Portfolio	$559,754	$0	$559,754
Intermediate Fixed Income Portfolio	$530,989	$131,609	$399,380

Fiscal year ending March 31, 2008:	Gross Advisory Fee	Expenses Waived or Reimbursed/(Recouped)	Net Advisory Fees Paid
Large Cap Equity Portfolio	$6,833,349	$0	$6,833,349
Mid Cap Equity Portfolio	$4,339,389	$0	$4,339,389
Small/Mid Cap Equity Portfolio	$44,434,017	$0	$44,434,017
Balanced Portfolio	$710,540	$0	$710,540
Intermediate Fixed Income Portfolio	$384,755	$110,150	$274,605

The Administrator

The Trust has entered into an Omnibus Fee Agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (the “Administrator”).  The Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, shareholder reports and other regulatory reports or filings required of the Portfolios; prepare all required filings necessary to maintain the Portfolios’ qualification and/or registration to sell shares in all states where the Portfolios currently do, or intend to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Portfolio-related expenses; monitor and oversee the activities of the Portfolios’ servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Portfolios’ daily expense accruals; and perform such additional services as may be agreed upon by the Trust and the Administrator.  The Administrator also serves as the fund accounting agent and transfer agent.  U.S. Bank, N.A., an affiliate of the Administrator, serves as the Funds’ custodian.  For all of these services, each Portfolio will pay a monthly fee based on the greater of an annual minimum or the annual rate of 0.05% on the first $3 billion, 0.04% on the next $1 billion, 0.03% on the next $6 billion, 0.02% thereafter, subject to an annual minimum of $650,000 for all Portfolios (and $25,000 per Portfolio).

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Each Portfolio paid the following administration fees for the fiscal years ended March 31:

	2010(1)	2009(1)	2008(1)
Large Cap Equity Portfolio	$625,419	$484,605	$398,944
Mid Cap Equity Portfolio	$262,253	$270,906	$265,705
Small/Mid Cap Equity Portfolio	$1,301,751	$1,599,896	$2,180,498
Balanced Portfolio	$31,979	$31,730	$40,550
Intermediate Fixed Income Portfolio	$50,762	$44,589	$31,717

(1) Includes fees paid to U.S. Bancorp Fund Services, LLC for transfer agent, fund accounting, fund administration and custodian services.

The Distributor

Quasar Distributors, LLC. (the “Distributor”), an affiliate of the Administrator, acts as the Portfolios’ principal underwriter in a continuous public offering of each Portfolio’s shares.  The Distribution Agreement between the Trust and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Portfolios (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval.  The Distribution Agreement may be terminated without penalty by the parties thereto, upon 60 days’ written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act. The Distributor is paid an annual fee of $2,000 per Portfolio ($1,800 of which is for the Original Shares), by the Advisor or from the Rule 12b-1 fees under the Distribution Plan.

Each Portfolio has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act.  Each Plan provides that a Portfolio may pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of each Portfolio.  The fee is paid to the Advisor, as Distribution Coordinator, as reimbursement for or in anticipation of, expenses incurred for distribution related activities.  The Advisor has voluntarily limited the distribution fee for the Intermediate Fixed Income Portfolio to 0.10% of the Portfolio’s average annual net assets.  Expenses permitted to be paid by each Portfolio under its Plan include: preparation, printing and mailing of prospectuses, shareholder reports (such as semiannual and annual reports), performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Portfolios’ shares; payments to financial intermediaries, including ERISA third-party retirement plan administrators, for shareholder support; administrative and accounting services with respect to the shareholders of the Portfolio; the Advisor’s internal distribution and shareholder servicing expenses; and such other expenses as may be approved from time to time by the Board of Trustees.

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The Advisor, out of its own funds, also may pay these expenses and may compensate broker-dealers who have signed dealer agreements for the distribution of a Portfolio’s shares as well as other service providers who provide shareholder and administrative services.

Each Portfolio paid the following 12b-1 fees for the fiscal year ended March 31, 2010:

	Advertising & Marketing	Overhead	Travel & Entertainment	Wages & Benefits	Other*	Total 12b-1 fees
Large Cap Equity Portfolio	$1,387,861	$53,182	$14,499	$299,170	-	$1,754,713
Mid Cap Equity Portfolio	$697,123	$26,713	$7,283	$150,273	-	$881,392
Small/Mid Cap Equity Portfolio	$3,518,607	$134,832	$36,760	$758,477	-	$4,448,676
Balanced Portfolio	$94,898	$3,636	$991	$20,456	-	$119,982
Intermediate Fixed Income Portfolio	$93,981	$3,601	$982	$20,259	-	$118,823
* Other expenses include: dues and subscriptions, license and registration fees, postage, telephone, supplies and equipment.

PORTFOLIO MANAGERS

Daniel Brewer is a Senior Portfolio Manager for the Large Cap Equity Portfolio, the Mid Cap Equity Portfolio, the Small/Mid Cap Equity Portfolio and the Balanced Portfolio.  Mr. Brewer is also a Principal and a firm shareholder.  The following provides information regarding other accounts managed by Mr. Brewer as of March 31, 2010:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	11	$3.74 billion	0	$0
Other Pooled Investment Vehicles	8	$1.0 billion	0	$0
Other Accounts	156	$7.2 billion	0	$0

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Mark Broughton is a Senior Portfolio Manager for the Large Cap Equity Portfolio, the Mid Cap Equity Portfolio, the Small/Mid Cap Equity Portfolio and the Balanced Portfolio.  Mr. Broughton is also a Principal and a firm shareholder.  The following provides information regarding other accounts managed by Mr. Broughton as of March 31, 2010:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	11	$3.74 billion	0	$0
Other Pooled Investment Vehicles	8	$1.0 billion	0	$0
Other Accounts	156	$7.2 billion	0	$0

Stacie Cowell is a Senior Portfolio Manager for the Large Cap Equity Portfolio, the Mid Cap Equity Portfolio, the Small/Mid Cap Equity Portfolio and the Balanced Portfolio.  Ms. Cowell is also a Principal and a firm shareholder.  The following provides information regarding other accounts managed by Ms. Cowell as of March 31, 2010:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	11	$3.74 billion	0	$0
Other Pooled Investment Vehicles	8	$1.0 billion	0	$0
Other Accounts	156	$7.2 billion	0	$0

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Mark Dawson is a Senior Portfolio Manager for the Large Cap Equity Portfolio, the Mid Cap Equity Portfolio, the Small/Mid Cap Equity Portfolio and the Balanced Portfolio.  Mr. Dawson is also a Principal and a firm shareholder.  The following provides information regarding other accounts managed by Mr. Dawson as of March 31, 2010:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	11	$3.74 billion	0	$0
Other Pooled Investment Vehicles	8	$1.0 billion	0	$0
Other Accounts	156	$7.2 billion	0	$0

Andrea Durbin is a Senior Portfolio Manager for the Large Cap Equity Portfolio, the Mid Cap Equity Portfolio, the Small/Mid Cap Equity Portfolio and the Balanced Portfolio.  Ms. Durbin is also a Principal and a firm shareholder.  The following provides information regarding other accounts managed by Ms. Durbin as of March 31, 2010:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	11	$3.74 billion	0	$0
Other Pooled Investment Vehicles	8	$1.0 billion	0	$0
Other Accounts	156	$7.2 billion	0	$0

James Margard is a Chief Investment Officer for the Large Cap Equity Portfolio, the Mid Cap Equity Portfolio, the Small/Mid Cap Equity Portfolio and the Balanced Portfolio.  Mr. Margard is also a Principal and a firm shareholder.  The following provides information regarding other accounts managed by Mr. Margard as of March 31, 2010:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	11	$3.74 billion	0	$0
Other Pooled Investment Vehicles	8	$1.0 billion	0	$0
Other Accounts	156	$7.2 billion	0	$0

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Peter Musser is a Senior Portfolio Manager for the Large Cap Equity Portfolio, the Mid Cap Equity Portfolio, the Small/Mid Cap Equity Portfolio and the Balanced Portfolio.  Mr. Musser is also a Principal and a firm shareholder.  The following provides information regarding other accounts managed by Mr. Musser as of March 31, 2010:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	11	$3.74 billion	0	$0
Other Pooled Investment Vehicles	8	$1.0 billion	0	$0
Other Accounts	156	$7.2 billion	0	$0

Matt Kennedy is a Senior Portfolio Manager for the Intermediate Fixed Income Portfolio and the Balanced Portfolio.  Mr. Kennedy is a Principal of the firm.  The following provides information regarding other accounts managed by Mr. Kennedy as of March 31, 2010:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	$11.99 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	20	$438.2 million	0	$0

As of March 31, 2010, the Portfolio Managers beneficially owned shares of the Portfolios as follows:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Portfolios (A. None, B. $1-$10,000, C. $10,001-$50,000, D. $50,001-$100,000, E. $100,001-$500,000, F. $500,001-$1,000,000, G. Over $1,000,000)
	Small/Mid Cap Equity Portfolio	Mid Cap Equity Portfolio	Large Cap Equity Portfolio	Balanced Portfolio	Intermediate Fixed Income Portfolio
Daniel Brewer	D.	E.	D.	A.	A.
Mark Broughton	C.	E.	E.	C.	A.
Stacie Cowell	A.	E.	A.	A.	A.
Mark Dawson	E.	E.	E.	A.	A.
Andrea Durbin	C.	C.	D.	C.	A.
James Margard	G.	G.	G.	E.	D.
Peter Musser	D.	D.	E.	E.	C.
Matt Kennedy	C.	B.	B.	C.	A.

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Compensation
All Portfolio Managers are compensated by the Portfolio’s Advisor.  All Portfolio Managers receive a fixed salary. Portfolio Managers who are shareholders receive a dividend based on number of Rainier shares owned. Portfolio Managers who are principals receive an annual bonus based on a specified percentage of firm profits.

Material Conflicts of Interest
The compensation paid to Rainier for managing the Portfolios is based only on a percentage of assets under management.  Portfolio Managers benefit from Rainier’s revenues and profitability.  But no Portfolio Managers are compensated based directly on fee revenue earned by Rainier on particular accounts in a way that would create a material conflict of interest in favoring particular accounts over other accounts.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Best Execution:  Rainier has the duty to seek to obtain "best execution" on each portfolio transaction for a client. Rainier will allocate brokerage transactions to those brokers, dealers and markets, and at such prices and such commission rates, as in the good faith judgment of Rainier is expected to be in the best interest of its clients.  In making these allocations, Rainier will take into consideration not only the available securities prices and rates of brokerage commission, but also other relevant factors such as, without limitation:  execution capabilities and research; the size of the transaction; the difficulty of execution; the operational facilities of the broker involved; the risk in positioning a block of securities; the quality of the overall brokerage and research services provided by the broker or dealer; and the value of ongoing relationships with those brokers and dealers.  Rainier need not demonstrate that such factors are of a direct benefit to a particular client.

Rainier has established a Best Execution Committee to oversee the trading practices of the firm. The Committee is charged with approving brokers, rating brokers and determining broker budgets. All Portfolio Managers and Traders are active members of the Best Execution Committee. They meet at least semi-annually to oversee the trading practices of the firm, discuss broker selection, trading venues, commissions, budgets and other issues that are critical to the Committee’s oversight of best execution. The Best Execution Committee has appointed a sub-committee to review best execution of fixed-income trades.

Soft Dollar Practices: Subject to meeting its fiduciary responsibility to seek best execution for all client transactions, Rainier may obtain research and brokerage products or services that fall within the "safe harbor" established by Section 28(e) of the Securities Exchange Act of 1934, and as has been interpreted through regulatory guidance issued by the Securities and Exchange Commission, in connection with its portfolio brokerage.  Under that requirement, these products and services must provide lawful and appropriate assistance to Rainier in the performance of its investment decision-making responsibilities.

Rainier will allocate brokerage transactions to those brokers, dealers and markets, and at such prices and such commission rates, as in the good faith judgment of Rainier will be in the best interest of its clients.  In making these allocations, Rainier will take into consideration not only the available prices and rates of brokerage commission, but also other relevant factors such as, without limitation: execution capabilities and research; custodial and other services provided by those broker/dealers which are expected to enhance the general portfolio management capabilities of Rainier; the size of the transaction; the difficulty of the execution; the operational facilities of the broker/dealers involved; the risk in positioning a block of securities; the quality of the overall brokerage and research services provided by the broker/dealers; and the value of ongoing relationship with those broker/dealers.

Rainier need not demonstrate that such factors are a direct benefit to a particular client.  It is possible that accounts which may not directly benefit from the ancillary service provided by a particular broker/dealer will enter occasional transactions through that broker/dealer, but Rainier believes that the overall effect of such occasional transactions on all accounts, when the ancillary services furnished to all accounts is considered in totality.  Some of these services would be considered part of a "soft dollar" arrangement.  Because of the services provided, Rainier may pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if Rainier determines in good faith that the commission is reasonable in relation to the value of the brokerage and/or research services provided by the broker and/or dealer, viewed in terms of either the particular transaction or Rainier's overall responsibilities with respect to the accounts over which it exercises investment discretion.

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Aggregated Orders:  As part of its effort to obtain best execution, Rainier may, according to its procedures, aggregate orders (a practice generally known as block trading or bunching) unless restricted by client direction, type of account or other account restrictions.  Other common factors to be considered when deciding upon the inclusion of a particular account in a block order include investment strategy, account objectives, account restrictions, cash balances, relevant policies, order instructions and order size.

When recommending or effecting a transaction in a particular investment for more than one client, Rainier will allocate such recommendations or transactions among clients for whom such recommendation is effected on such basis as Rainier deems equitable over time.  Allocations of a specific investment may not be recommended for every account and transactions in a specific investment may not be processed at the same time or price for all accounts. All accounts that participate in a block transaction will receive an allocation to achieve a targeted security weighting, or other objective target such as cash level.

Generally, each account that participates in a block trade that is filled at several different prices through multiple trades executed in a single day will receive the average price per share for all trades executed on that day.  Additionally, each account participating in a block trade will pay a pro rata portion of the commissions (subject to minimum ticket charges) for multiple trades of the same security executed in a single day.

Depending on the Advisor’s view of market conditions, a Portfolio may or may not purchase debt securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity.  A Portfolio may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

The Portfolios do not effect securities transactions through broker-dealers in accordance with any formula, nor do they effect securities transactions through such broker-dealers solely for selling shares of the Portfolios or providing other potential marketing benefits to the Portfolios.  However, as stated above, the Portfolios and the Advisor may from time to time benefit from marketing or distribution efforts by broker-dealers who execute transactions for the Portfolios.

The Intermediate Fixed Income Portfolio paid no brokerage commissions during the last three fiscal years.  The other Portfolios paid the following brokerage commissions for the fiscal years ended March 31:

	2010	2009	2008
Large Cap Equity Portfolio	$2,230,418	$2,334,915	$1,265,296
Mid Cap Equity Portfolio	$1,750,058	$1,816,248	$1,074,863
Small/Mid Cap Equity Portfolio	$8,612,445	$10,080,453	$9,978,180
Balanced Portfolio	$73,608	$91,518	$82,674

Of the broker commissions paid above for the fiscal year ended March 31, 2010, the following was paid to brokers who furnished third-party research services:

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	2010	Dollar value of Transaction
Large Cap Equity Portfolio	$182,278	$137,398,162
Mid Cap Equity Portfolio	$123,175	$69,148,707
Small/Mid Cap Equity Portfolio	$638,978	$313,915,953
Balanced Portfolio	$6,173	$4,606,919

For the fiscal year ended March 31, 2010, the Portfolios listed below owned securities of their regular broker-dealers:

Large Cap Equity Portfolio

Broker-dealer	Amount
JP Morgan Chase & Co.	$41,316,332
Morgan Stanley	$6,247,850

Balanced Portfolio

Broker-dealer	Amount
Citigroup, Inc.	$507,050
Morgan Stanley	$1,133,273
JP Morgan Chase	$1,302,896
Credit Suisse First Boston	$363,276

Intermediate Fixed Income Portfolio

Broker-dealer	Amount
Morgan Stanley	$3,960,687
Citigroup, Inc.	$2,092,930
Credit Suisse First Boston	$1,883,328

PORTFOLIO TURNOVER

Although the Portfolios generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of Portfolio securities for the fiscal year by (2) the monthly average of the value of Portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions.  See “Portfolio Transactions and Brokerage.”  Each Portfolio’s rate of turnover for the fiscal years ended March 31, 2010 and March 31, 2009 was as follows:

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	2010	2009
Large Cap Equity Portfolio	100.19%	108.26%
Mid Cap Equity Portfolio	144.92%	138.59%
Small/Mid Cap Equity Portfolio	127.18%	126.86%
Balanced Portfolio	84.74%	84.85%
Intermediate Fixed Income Portfolio	44.49%	19.84%

NET ASSET VALUE

As noted in the Prospectus, the net asset value and offering price of shares of the Portfolios will be determined once daily as of the close of public trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading.  The Portfolios do not expect to determine the net asset value of their shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.  However, the net asset value of a Portfolio’s shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing the NAV, to value portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available, the Board of Trustees of the Trust must value securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Advisor pursuant to Security Valuation Procedures that the Board has adopted. On a case-by-case basis, the Advisor’s Pricing Committee will establish an appropriate pricing methodology to determine the fair value of securities that are difficult to price. No one may change or authorize a change in a security’s price or otherwise deviate from the Rainier Funds’ Security Valuation Policy without first obtaining approval from the Advisor’s Pricing Committee.  The Board will approve, monitor and review the valuation decisions and policies made by the Advisor.

Under current financial accounting standards, “fair value” means “the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.”  Fair value pricing involves subjective judgments and there is no single standard for determining fair value.

The Funds price their securities as follows: all equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on an exchange.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  In the event such market quotations are not readily available, fair value will be determined as set forth in the pricing procedures.

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Debt securities held by the Funds shall be provided by the pricing vendor, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.   Matrix pricing is a mathematical technique used to value fixed-income securities without relying exclusively on quoted prices.  If a price is not available from pricing services, then fair value will be determined as set forth in the pricing procedures.  Fixed-income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.  Investments in other open-end mutual funds are valued at their stated net asset value.

Pricing vendors may be unwilling or unable to obtain prices for certain securities, or may assign prices that do not reflect current market conditions.  Certain securities, such as thinly traded securities, securities in which trading has been suspended, securities traded in certain foreign markets, etc. may be difficult to price. Additionally, significant events may affect the pricing of securities.  A significant event is determined by the Advisor’s Pricing Committee and defined as an event deemed material enough to impact the value of the security, such as news disruptive enough to cause a halt in trading, news indicating a potential default of a fixed-income issuer’s obligations, or other news that would materially impact the price of a security

Cash and receivables will be valued at their face amounts.  Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date.  All other assets of the Portfolios are valued in such manner, as the Board of Trustees in good faith deems appropriate to reflect their fair value.

The net asset value per share of each Portfolio is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Portfolio outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

Net Assets	=	Net Asset Value per share
Shares Outstanding

An example of how the Portfolios calculated the net asset value per share as of March 31, 2010 is as follows:

Large Cap Equity Portfolio – Original Shares			Large Cap Equity Portfolio – Institutional Shares

$699,594,238	=	$22.69	$848,553,152	=	$22.85
30,835,122			37,144,542

Mid Cap Equity Portfolio – Original Shares			Mid Cap Equity Portfolio – Institutional Shares

$386,186,431	=	$33.43	$312,368,198	=	$33.78
11,550,828			9,246,251

Small/Mid Cap Equity Portfolio – Original Shares			Small/Mid Cap Equity Portfolio – Institutional Shares

$1,880,663,290	=	$27.60	$1,428,146,514	=	$28.22
68,135,089			50,601,697

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Balanced Portfolio – Original Shares			Balanced Portfolio – Institutional Shares

$51,127,915	=	$14.22	$30,275,988	=	$14.30
3,596,216			2,116,718

Intermediate Fixed Income Portfolio – Original Shares

$130,749,892	=	$13.03
10,038,244

The net asset value of the Portfolios’ shares will fluctuate and is determined as of the close of trading on the NYSE, normally 4:00 p.m. (Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Portfolios’ Prospectus regarding the purchase and redemption of Portfolio shares.

How to Buy Shares

You may purchase shares of a Portfolio from the Transfer Agent or from selected securities brokers, dealers or financial intermediaries.  Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents.  Purchase orders through securities brokers, dealers and other financial intermediaries are affected at the next-determined net asset value after receipt of the order by such agent before the Portfolio’s daily cutoff time.  Orders received after that time will be purchased at the next-determined net asset value.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Portfolio’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of a Portfolio, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain retirement and other employee benefit plans, for the Advisor’s employees, clients or their affiliates, for advisors or financial institutions offering investors a program of services or any other person or organization deemed appropriate by the Trust.

The U.S. Postal Service or other independent delivery services are not agents of the Trust.  Therefore, a deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase applications does not constitute receipt by the Transfer Agent or the Trust.  The Trust and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

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How to Sell Shares

Payments to shareholders for Portfolio shares redeemed directly from the Portfolio will be made as promptly as possible but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Portfolios’ Prospectus, except that a Portfolio may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Portfolios not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Portfolios’ shareholders.  At various times, a Portfolio may be requested to redeem shares for which it has not yet received confirmation of good payment.  In this circumstance, the Portfolio may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Portfolio.

Selling shares directly to the Portfolio

When selling shares to the portfolio, you must send a signed letter of instruction to the Transfer Agent.  The price you will receive is the next net asset value calculated after the Transfer Agent receives your request in proper form.  In order to receive that day’s net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Selling shares through your investment representative

Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day’s net asset value.  Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

Delivery of proceeds

Each Portfolio generally sends you payment for your shares the business day after your request is received in proper form, assuming the Portfolio has collected payment for the purchase price of your shares.  Under unusual circumstances, a Portfolio may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

Telephone redemptions

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, each Portfolio or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging or redeeming shares of a Portfolio and depositing and withdrawing monies from the bank account specified in the shareholder’s latest account application or as otherwise properly specified to the Portfolio in writing.  The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Trust may be liable for any losses due to unauthorized or fraudulent instructions.  An investor agrees, however, that if such procedures are used, neither the Trust nor any Portfolio or its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For more information, consult the Transfer Agent.

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During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone.  In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative.  The telephone redemption privilege is not available if you were issued certificates for shares that remain outstanding.  The telephone redemption privilege may be modified or terminated without notice.

Redemptions-in-kind

Subject to compliance with applicable regulations, the Portfolios have reserved the right to pay the redemption price of their shares, either totally or partially, by a distribution in-kind of readily marketable Portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.  The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

TAXATION

The Portfolios are each taxed as separate entities under the Internal Revenue Code (the “Code”), and each intends to continue to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Code.  In each taxable year that the Portfolios qualify, the Portfolios (but not their shareholders) will not be subject to federal income tax on that part of their investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.  A failure of a Portfolio to comply with the applicable provisions of the Code may subject a Portfolio to federal income tax on taxable income (including realized capital gains), substantially reducing any investment return that otherwise would be enjoyed on the Portfolio’s shares.

In order to qualify for treatment as a RIC, the Portfolios must distribute annually to shareholders at least 90% of their investment company taxable income and must meet several additional requirements.  Among these requirements are the following: (1) at least 90% of each Portfolio’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of each Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of each Portfolio’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

Each Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Under the Code, each Portfolio will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Portfolio shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Portfolio shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Portfolio with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Portfolio with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  The Trust reserves the right to refuse to open a Portfolio account for any person failing to provide a certified taxpayer identification number.

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As required by U.S. Treasury Regulations governing tax practice, you are hereby advised that any written tax advice contained herein was not written or intended to be used (and cannot be used) by any taxpayer for the purpose of avoiding penalties that may be imposed under the Code.

The advice was prepared to support the promotion or marketing of the transactions or matters addressed by the written advice.

Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.

DIVIDENDS AND DISTRIBUTIONS

Dividends from a Portfolio’s investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Portfolio’s earnings and profits.  Distributions of a Portfolio’s net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Portfolio shares.

Any dividend or distribution paid by a Portfolio has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution.  Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed above, even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

Dividends declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Portfolio and received by the shareholders on the record date if the dividends are paid by a Portfolio during the following January.  Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

PERFORMANCE INFORMATION

The Portfolios may state their total return in their Prospectus.  Total return may be stated for any relevant period as specified in the advertisement or communication.  Any statements of total return will be accompanied by information on the Portfolios’ average annual compounded rate of return for the most recent one, five and ten year periods, or shorter periods from inception, through the most recent calendar quarter.

Total Return

Average annual total return quotations used in a Portfolio’s advertising and promotional materials are calculated according to the following formula:

Return Before Taxes

P(1 + T)n = ERV

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ERV” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.  Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value.  Average annual total return assumes the reinvestment of all dividends and distributions.

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Return After Taxes on Distributions

P(1 + T)n = ATVD

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ATVD equals the ending value of a hypothetical payment made at the beginning of the periods at the end of periods, after taxes (highest individual marginal federal income tax rate) on distributions but not after taxes on redemption.

Return After Taxes on Distributions and Sale of Shares

P(1 + T)n = ATVDR

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ATVDR equals the ending value of a hypothetical payment made at the beginning of the periods at the end of periods, after taxes (highest individual marginal federal income tax rate) on distributions and redemption.

Yield

Annualized yield quotations used in a Portfolio’s Prospectus are calculated by dividing the Portfolio’s interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period.  Yield quotations are calculated according to the following formula:

YIELD = 2 [(a-b + 1)6  - 1]
          cd
where “a” equals dividends and interest earned during the period; “b” equals expenses accrued for the period, net of reimbursements; “c” equals the average daily number of shares outstanding during the period that are entitled to receive dividends and “d” equals the maximum offering price per share on the last day of the period.  Except as noted below, in determining net investment income earned during the period (“a” in the above formula), a Portfolio calculates interest earned on the debt obligations held by it during the period by (1) computing the obligation’s yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest) and; (3) totaling the interest earned on all debt obligations and all dividends accrued on all equity securities during the period.

Yield for the Intermediate Fixed Income Portfolio for the 30-day period ended June 30, 2010 was 2.16%.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures, which explain the Trust’s general voting procedures and considerations when voting proxies.  The Trust has delegated its proxy voting responsibility to the Advisor, subject to the supervision of the Board of Trustees.

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According to the Advisor’s Policies and Procedures, the Advisor votes proxies on a pre-established set of guidelines and on the recommendations of an independent third party, RiskMetrics Group (“RMG”).  RMG makes its recommendations based on its independent objective analysis of the economic interests of the shareholders, but the Advisor retains ultimate responsibility for the votes.  Generally, the Advisor votes in accordance with RMG’s recommendations.  This process insulates the Advisor’s voting decisions from any potential conflicts of interest.

If the Advisor believes RMG is not acting on behalf of the best interests of the Trust and its shareholders, the Advisor will not vote with RMG.  The Advisor reviews each vote on a case-by-case basis and may decide to override RMG vote recommendations based on the following information:

•	Issues called out by other established proxy voting guidelines, such as the AFL-CIO Proxy Voting Guidelines
•	Issues that RMG itself considers on a case-by-case basis

Conflicts of Interest

The Advisor’s duty is to vote in the best interests of its clients and Trust shareholders.  Therefore, in situations where there is a conflict of interest between the interests of the Advisor and the interests of the client, the Advisor will take one of the following steps to resolve the conflict:

1.
Follow the recommendation of another nationally recognized third-party proxy advisory service, and document the reasons for overriding RMG and voting in accordance with the recommendation of the other third party;

2.	Decide independently how to vote the proxies notwithstanding its material conflict of interest, provided it carefully and fully documents its reasons for voting in the manner proposed;
3.	Disclose the conflict to the client or, with respect to the Funds, the Board (or its delegate) and obtain the client’s or Board’s direction to vote the proxies;
4.	Erect information barriers around the person or persons making the voting decision sufficient to insulate the decision from the conflict;
5.
Abstain from voting on the proposal if the Advisor determines that (a) an abstention is in the best interest of the affected clients as a whole, (b) the costs of voting the proxy are extraordinary and exceed the expected benefit to the affected clients as a whole, (c) the Advisor concludes that the value of the affected clients’ economic interest as a whole in the proposal or the value of the portfolio holding is insignificant, or (d) the Advisor has not received a timely response from the client;

6.	Implement any other procedure that results in a decision that is demonstrably based on the client’s best interest and not in the product of the conflict.

More Information

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will first become available after August 31 of each year, and at such time the information will be available without charge, upon request by calling toll-free 800-248-6314, by accessing the Advisor’s website at www.rainierfunds.com and by accessing the SEC’s website at www.sec.gov.  The Trust will send a description of its Proxy Voting Policies and Procedures within three business days of receipt of a request.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

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MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Portfolios or their shareholders, may provide additional cash payments or other compensation to certain broker-dealers (“Financial Intermediaries”) who sell shares of the Funds.  Such support payments are in addition to distribution or service fees payable under Rule 12b-1, record keeping/sub-transfer agency fees payable by the Portfolios or Advisor to certain Financial Intermediaries for performing such services, and any other compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority.  For example, the Advisor may compensate Financial Intermediaries for providing the Portfolios with “shelf space” or access to a portfolio offering list such as inclusion of the Portfolios on preferred or recommended sales lists, “mutual fund supermarket” platforms and other formal sales programs; granting access to the Financial Intermediaries’ sales force, conferences, events, and meetings; assistance in training and educating the Financial Intermediary’s personnel; and participation in cooperative advertising.

Support payments generally are based on the net assets of the Portfolios serviced and maintained by the Financial Intermediary and range from 0 – 0.05% of assets.  The fee structure and amounts are subject to change at the discretion of the Advisor.  The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide Financial Intermediaries and/or their salespersons with an incentive to favor sales of shares of the Portfolios, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take these support payment arrangements into account when considering and evaluating any recommendations relating to the Portfolios’ shares.

Financial Intermediaries who received support payments from the Advisor during the calendar year ending December 31, 2009 are listed in the table below:

Firm
BlackRock Advisors, LLC
Charles Schwab & Co., Inc.
Diversified Investment Advisors, Inc.
Fidelity
Fidelity Investments Institutional Operations Company
GWFS Equities, Inc.
Hewitt Associates LLC
ING
ICMA-RC Services, LLC
JPMorgan Retirement Plan Services
Marshall & Ilsley Trust Company, N.A.
Mass Mutual Life Insurance Company
Mercer HR Services, LLC
Merrill Lynch, Pierce, Fenner & Smith
Mid Atlantic Capital Corp.
MSCS Financial Services, LLC
Nationwide Financial Services, Inc.
NYLIFE Distributors LLC
Pershing LLC
Principal Life Insurance Company
Prudential Retirement Services
RBC Capital Markets Corporation

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Raymond James
T. Rowe Price Retirement Plan Services
The Princeton Retirement Group
The Vanguard Group
UBS Financial Services, Inc.
Union Bank of California, N.A.
Wachovia Bank, N.A.
Wells Fargo Bank, N.A.

GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Portfolio.  Each share represents an interest in a Portfolio proportionately equal to the interest of each other share.  Upon the Trust’s liquidation, all shareholders would share pro rata in the net assets of the Portfolio in question available for distribution to shareholders.  If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends.  The Board of Trustees has created six series of shares, and may create additional series in the future, which have separate assets and liabilities.  Income and operating expenses not specifically attributable to a particular Portfolio are allocated fairly among the Portfolios by the Trustees, generally on the basis of the relative net assets of each Portfolio.

The Trust may also create different classes of shares.  Currently, the Trust offers two classes of shares, its Original class of shares and an Institutional class of shares.  On May 2, 2002, the Trust began issuing the Institutional Shares for the Small/Mid Cap Equity, Large Cap Equity and Balanced Portfolios.  On December 27, 2005, the Trust began issuing Original and Institutional Shares of the Mid Cap Equity Portfolio. Each class of shares has identical rights and privileges except with respect to voting matters affecting a single class of shares and the exchange privilege of each class of shares.

Shareholders are entitled to one vote for each full share (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders.  It is not contemplated that regular annual meetings of shareholders will be held.  The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee.  The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its shares.  In addition, ten shareholders holding the lesser of $25,000 worth or 1% of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

Investors will be informed of the Portfolios’ progress through periodic reports.  Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  The Advisor’s Code prohibits personnel of the Advisor from purchasing securities (as defined by the SEC) in their individual accounts.  The Distributor’s Code permits, subject to certain conditions, personnel of the Distributor to invest in securities that may be purchased or held by the Portfolios.

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The Trust’s custodian, U.S. Bank, N.A., is responsible for holding the Portfolios’ assets.  U.S. Bancorp Fund Services, LLC acts as the Trust’s transfer and accounting services agent.  Deloitte & Touche LLP has been selected as the independent registered public accounting firm for the Trust.

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FINANCIAL STATEMENTS

Incorporated by reference herein is the Trust’s Annual Report to shareholders for the fiscal year ending March 31, 2010 which includes the “Report of Independent Registered Public Accounting Firm,” “Schedule of Investments,” “Statement of Assets and Liabilities,” “Statement of Operations,” “Statement of Changes in Net Assets,” “Financial Highlights” and “Notes to Financial Statements.”  A copy of the Trust’s Annual Report can be obtained at no charge by calling 800-248-6314 or writing the Trust.

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APPENDIX
DESCRIPTION OF RATINGS

Moody’s Investors Service, Inc.: Credit Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody’s applies numerical modifiers “1”, “2” and “3” to both the Aaa and Aa rating classifications.  The modifier “1” indicates that the security ranks in the higher end of its generic rating category; the modifier “2" indicates a mid-range ranking; and the modifier “3” indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Ratings Group: Credit Ratings

AAA--This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Fitch Ratings

AAA—Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

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AA—Very high credit quality.  “AA” ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A—High credit quality.  “A” ratings denote a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB—Good credit quality.  “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Commercial Paper Ratings

Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually promissory obligations.  Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:  Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment.  Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.

Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment.  Issues in this category are delineated with the numbers “1”, “2” and “3” to indicate the relative degree of safety.  The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong.  A “+” designation is applied to those issues rated “A-1” which possess extremely strong safety characteristics.  Capacity for timely payment on issues with the designation “A-2” is strong.  However, the relative degree of safety is not as high as for issues designated A-1.  Issues carrying the designation “A-3” have a satisfactory capacity for timely payment.  They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

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RAINIER FUNDS

High Yield Portfolio
Institutional Shares – RAIHX

Statement of Additional Information

Dated July 31, 2010

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Institutional Shares Prospectus, dated July 31, 2010, for the above-referenced Fund (the “Portfolio”).  The High Yield Portfolio is non-diversified and only offers Institutional Class Shares.  Rainier Investment Management, Inc.® (“Rainier” or the “Advisor”) is the Advisor to the Trust and the Portfolio.  This SAI is incorporated by reference in its entirety into the Portfolio’s Institutional Shares Prospectus.  The report on the audited financial statements of the Trust for the year ended March 31, 2010 is incorporated by reference in its entirety into this SAI.  A copy of the Prospectus may be obtained from the Advisor at 601 Union St., Ste. 2801, Seattle, WA 98101 or by calling (800) 248-6314.

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THE TRUST

The Trust is an open-end investment company organized as a Delaware statutory trust on December 15, 1993.  The Trust consists of six separate Portfolios, each of which has it own objective, assets, liabilities and net assets.  Rainier serves as investment advisor to the Trust and the Portfolios.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Portfolio’s investment objective and policies as set forth in its Prospectus.  The Portfolio’s investment objective is fundamental and therefore cannot be changed without shareholder approval.  There can be no guarantee that the objective of the Portfolio will be attained.

The High Yield Portfolio seeks to earn a high level of current income.  Capital appreciation is a secondary objective.

The Portfolio is non-diversified and invests principally in high yield securities in below investment grade bonds of corporate issuers.

The following information supplements the discussion of the Fund’s principal investment strategies as set forth in the Fund’s Prospectus.  The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

High Yield Securities (“Junk Bonds”)

Investments in securities rated below investment grade that are eligible for purchase by certain of the Portfolios are described as “speculative” by Moody’s, S&P and Fitch.  Investment in lower rated corporate debt securities (“high yield securities” or “junk bonds”) generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.  These high yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities.  The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio by investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.  The Advisor seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities.  Less liquidity in the secondary trading market could adversely affect the price at which the Portfolio could sell a high yield security, and could adversely affect the daily net asset value of the shares.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market.  When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.  The Advisor seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions.

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The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities.  Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.  The Advisor does not rely solely on credit ratings when selecting securities for the Portfolio, and develops its own independent analysis of issuer credit quality.  If a credit rating agency changes the rating of a portfolio security held by the Portfolio, the Portfolio may retain the security if the Advisor deems it in the best interest of shareholders.

Repurchase Agreements

Repurchase agreements are transactions in which the Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security.  The majority of these transactions run from day to day and not more than seven days from the original purchase.  The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities.  If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

Although repurchase agreements carry certain risks not associated with direct investments in securities, the Portfolio intends to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Board of Trustees.  The Advisor will review and monitor the creditworthiness of such institutions under the Board of Trustees’ general supervision.  To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss.  If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser’s ability to sell the collateral and the purchaser could suffer a loss.  However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolio intends to comply with provisions under such Code that would allow them immediately to resell the collateral.

When-Issued Securities

The Portfolio may from time to time purchase securities on a “when-issued” or delayed delivery basis, generally in connection with an underwriting or other offering.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date.  Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Portfolio to the issuer and no interest accrues to the Portfolio.  To the extent that assets of the Portfolio are held in cash pending the settlement of a purchase of securities, the Portfolio would earn no income.  While when-issued securities may be sold prior to the settlement date, the Portfolio intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.  At the time the Portfolio makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value.  The market value of the when-issued securities may be more or less than the purchase price.  The Advisor does not believe that the Portfolio’s net asset value or income will be adversely affected by the purchase of securities on a when-issued basis.  The Portfolio will segregate liquid assets with the custodian equal in value to commitments for when-issued securities.  Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

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Illiquid Securities; Rule 144A Securities

The Portfolio has the right to invest in such securities but not to the extent of more than 15% of its net assets.  Illiquid securities include (a) securities for which there is no available market, (b) securities that at the time of purchase have legal or contractual restrictions on resale, (c) repurchase agreements having more than seven days to maturity and (d) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days).

Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Portfolio might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions.  The Portfolio might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  If such securities are subject to purchase by institutional buyers in accord with Rule 144A promulgated by the Securities and Exchange Commission, the Board of Trustees may determine that such securities are not illiquid notwithstanding their legal or contractual restrictions on resale.

U.S. Government Obligations

The Portfolio may purchase U.S. Government Securities.  U.S. Government securities include direct obligations issued by the United States Treasury, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years).  They also include U.S. Government agencies and instrumentalities that issue or guarantee securities, such as the Federal Home Loan Banks, The Federal National Mortgage Association (“FNMA”) and the Student Loan Marketing Association.  Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States.  Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies’ obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assess a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Mortgage-Related Securities

The Portfolio may invest in mortgage-related securities.  These securities include mortgage pass-through securities, which represent interests in pools of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities).  Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Portfolio to a lower rate of return upon reinvestment of principal.  Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost.

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Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U. S. Government (in the case of securities guaranteed by the Government National Mortgage Association (“GNMA”)), or by agencies and instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation (“FHLMC”), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations).  Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized mortgage obligations (“CMOs”) are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities.  Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually.  CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA.  CMOs are structured into multiple classes, with each class bearing a different stated maturity.  Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class.  Investors holding the longer maturity classes receive principal only after the first class has been retired.  Other mortgage related securities include those that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property, such as CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest.  Certain of these government interest-only and principal-only fixed mortgage-backed securities may be considered liquid under guidelines to be established by the Board of Trustees, if, under such procedures, they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.  Any interest-only and principal-only securities not determined to be liquid under these guidelines will be subject to the Portfolios’ limitations on illiquid securities as set forth in the prospectus.

Asset-Backed Securities

The Portfolio may invest in asset-backed receivables, which represent undivided fractional interests in a trust with assets consisting of a pool of domestic loans such as motor vehicle retail installment sales contracts or credit card receivables.  Asset-backed receivables are generally issued by governmental, government-related and private organizations.  Payments are typically made monthly, consisting of both principal and interest payments.  Asset-backed securities may be prepaid prior to maturity and, hence, the actual life of the security cannot be accurately predicted.  During periods of falling interest rates, prepayments may accelerate, which would require the Portfolio to reinvest the proceeds at a lower interest.  Although generally rated investment grade, it is possible that the securities could become illiquid or experience losses of guarantors or insurers defaults.

Securities Lending

The Portfolio has the ability to lend securities, but has no present intention to do so.  The Portfolio may lend its securities in an amount not to exceed 30% of its assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations.  Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks or securities of the U.S. Government or its agencies.

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Foreign Securities

The Portfolio may invest up to 25% of its assets in foreign securities.  These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange.  Currently, the Advisor intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).  ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities.  Generally, ADRs are issued in registered form, denominated in U.S. dollars and are designed for use in the U.S. securities markets.  A depositary may issue sponsored and unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR.

There are risks associated with investing in foreign securities.  There may be less publicly available information about these issuers than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S.  Interest or dividends on foreign securities may be subject to foreign withholding taxes.  Investments in foreign countries may be subject to the possibility of expropriation or confiscatory taxation, exchange controls, political or social instability or diplomatic developments that could aversely affect the value of those investments.  The value of foreign securities may be adversely affected by movements in the exchange rates between foreign currencies including the euro and the U.S. dollar, as well as other political and economic developments.

Convertible Securities

The Portfolio may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible.  A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.  Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions.  The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset.  However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.  In addition, convertible securities are often lower-rated securities.  A convertible security may be subject to redemption at the option of the issuer at a predetermined price.  If a convertible security held by the Portfolio is called for redemption, the Portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Portfolio’s ability to achieve its investment objective.  The Portfolio generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.

Equity Securities

While the securities in which the Portfolio primarily intends to invest are expected to consist of fixed income securities, the Portfolio may invest in equity securities.  Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer.

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Common stock generally takes the form of shares in a corporation.  The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services.  A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs.  The value of a company’s stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock.  For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.  Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.  Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants, which are discussed elsewhere in the Prospectuses and this Statement of Additional Information. Equity securities other than common stock are subject to many of the same risks as common stock, although possibly to different degrees.

Other Registered Investment Companies

The Portfolio may invest in the securities of other registered investment companies, including exchange-traded funds (“ETFs”), money market funds and other mutual funds, subject to the limitations of the Investment Company Act of 1940, as amended (the “1940 Act”), and subject to such investments being consistent with the overall objective and policies of the Portfolio.

Investments in the securities of other investment companies will likely result in the duplication of advisory fees and certain other expenses.  By investing in another investment company, the Portfolio becomes a shareholder of that investment company.  As a result, Portfolio shareholders indirectly will bear the Portfolio’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Portfolio’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies.  The acquisition of shares by the Portfolio in other registered investment companies is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act and the rules promulgated thereunder, except as may be permitted by an exemptive order obtained by the other registered investment companies that permits the Portfolio to invest in the other registered investment companies beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the Portfolio enter into an agreement with the other registered investment companies regarding the terms of the investment.

Exchange-Traded Funds. An ETF is similar to a traditional mutual fund but trades at different prices during the day on a securities exchange like a stock.   Similar to investments in other investment companies discussed above, the Portfolio’s investments in ETFs will involve duplication of advisory fees and other expenses since the Portfolio will be investing in another investment company.  In addition, the Portfolio’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Portfolio invests in ETFs which focus on a particular market segment or industry, the Portfolio will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Portfolio will invest will be listed on a national securities exchange and the Portfolio will purchase and sell these shares on the secondary market at their current market price, which may be more or less than their net asset value.  Investors in the Portfolio should be aware that ETFs that seek to replicate a particular benchmark index are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

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As a purchaser of ETF shares on the secondary market, the Portfolio will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their net asset value, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETF only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Portfolio does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Preferred Stock

The Portfolio may invest in preferred stock.  Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.  Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities.  In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.  Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Warrants to Purchase Securities

The Portfolio may invest in or acquire warrants to purchase equity or fixed income securities.  Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.  A warrant ceases to have value if it is not exercised prior to its expiration date.  These factors can make warrants more speculative than other types of investments.  Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock.  Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate.  A decline in interest rates would permit the Portfolio to buy additional bonds at the favorable rate or to sell the warrants at a profit.  If interest rates rise, the warrants would generally expire with no value.

The Portfolio will not invest more than 5% of its net assets in warrants to purchase securities.  Warrants acquired in units or attached to securities will be deemed without value for purposes of this restriction.

Zero-Coupon, Delayed Interest and Capital Appreciation Securities

The Portfolio may invest in zero-coupon, delayed interest, pay-in-kind (“PIK”) and capital appreciation securities, which are securities that make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality.  The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches.  If the issuer defaults, the Portfolio may not receive any return on its investment.  Because such securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities.  Since such bondholders do not receive interest payments, when interest rates rise, zero-coupon, delayed interest and capital appreciation securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon, delayed interest and capital appreciation securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon, delayed interest and capital appreciation securities may cause the Portfolio to recognize income and make distributions to shareholders before it receives any cash payments on its investment.  To generate cash to satisfy distribution requirements, the Portfolio may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Portfolio shares.

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PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash.  Similar to zero-coupon bonds and delayed interest securities, PIK securities are designed to give an issuer flexibility in managing cash flow.  PIK securities that are debt securities can be either senior or subordinated debt and generally trade flat (i.e., without interest).  The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Derivative Instruments

Although there is no current intent to do so, in pursuing its objective, the Portfolio may make use of various derivative instruments such as options and futures in an amount not to exceed 5% of the Portfolio’s assets.  The Portfolio may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, the Portfolio also may use those instruments.

Futures.  To the extent consistent with their investment objectives and policies, the Portfolio may purchase and sell futures contracts with respect to interest rates and securities indices.  The Portfolio may use these techniques to hedge against changes in interest rates or securities prices or as part of their overall investment strategies.

An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time.  A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.  Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.  A public market exists in futures contracts covering a number of indices as well as financial instruments, including: the S&P 500; the S&P 100; the S&P Midcap 400; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; and bank certificates of deposit.

The Portfolio will use futures contracts in accordance with the applicable rules of the Commodity Futures Trading Commission under which the Trust and the Portfolio avoid being deemed a “commodity pool” and the Advisor being deemed a “commodity pool operator.”  Accordingly, the Portfolio intends generally to limit its use of futures contracts as described below.

The Portfolio might use futures contracts to hedge against anticipated changes in interest rates or securities prices that might adversely affect either the value of the Portfolio’s securities or the price of the securities that the Portfolio intends to purchase.  The Portfolio might also buy futures contracts on securities indexes with respect to a large cash investment in the Portfolio pending full investment of that cash in securities.

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The Portfolio will enter into only those futures contracts that are standardized and quoted on an automated quotation system or traded on a U.S. exchange, board of trade or similar entity.

When a purchase or sale of a futures contract is made by the Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees (“initial margin”).  The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract.  Each day the Portfolio pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract.  This process is known as “marking to market.”  Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired.  In computing daily net asset value, the Portfolio will mark to market its open futures positions.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month).

The Portfolio will enter into positions in futures contracts for “bona fide hedging” purposes and for other investment purposes.  With respect to positions in futures that do not constitute bona fide hedging positions, the Portfolio will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions (plus premiums paid by it for open futures positions, less the amount by which any such futures are “in-the-money”) would exceed 5% of the Portfolio’s net assets.

When purchasing a futures contract, the Portfolio will designate (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the contract value of the futures contract.

There are several risks associated with the use of futures contracts.  A purchase or sale of a futures contract may result in losses substantially in excess of the amount invested in the futures contract.  There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Portfolio securities being hedged.  In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given futures transaction not to achieve its objectives.  A decision as to whether, when and how to use futures involves the exercise of skill and judgment, and even a well-conceived investment may be unsuccessful to some degree because of market behavior or unexpected interest rate or securities price trends.

There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures contract, and that Portfolio would remain obligated to meet margin requirements until the position is closed.

Swaps.  A swap is a derivative in the form of an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes currencies, fixed interest rates, prices, total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, the Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which the Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

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The swaps in which the Portfolio may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

The Portfolio may engage in swap options for hedging purposes or to manage and mitigate the credit and interest rate risk of the Portfolio. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Portfolio may write (sell) and purchase put and call swap options. The use of swap options involves risks, including, among others, changes in the market value of securities held by the Portfolio, and of swap options relating to those securities may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a swap option, which could result in difficulty closing a position, (iii) swap options can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate and (iv) counterparty risk.

The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap Counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of the Portfolio. To the extent that these swaps, caps, floors and collars are entered into for hedging purposes, the Investment Advisor believes such obligations do not constitute “senior securities” under the Investment Company Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions. The Portfolio may enter into OTC derivatives transactions (swaps, caps, floors, puts, etc., but excluding foreign exchange contracts) with counterparties that are approved by the Investment Advisor in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties with ratings below AA.

Interest rate and total rate of return swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, the Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. In contrast, currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary fund securities transactions. If the Investment Advisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

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The Portfolio may enter into credit default swap contracts for hedging purposes, to add leverage to its portfolio or to gain exposure to a credit in which the Portfolio may otherwise invest. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would effectively add leverage to the Portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in the Portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. The Portfolio will earmark or segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis.

Loan Participations.  The Portfolio may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolio may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Portfolio intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risks of being a lender. If the Portfolio purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Portfolio has direct recourse against the corporate borrower, the Portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Portfolio were determined to be subject to the claims of the agent bank’s general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio’s share price and yield could be adversely affected. Loans that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. The Portfolio may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owned. Consequently, when investing in indebtedness of companies with poor credit, a Portfolio bears a substantial risk of losing the entire amount invested.

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Loan assignments, loan participations, delayed funding loans, revolving credit facilities, bridge loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Advisor believes to be a fair price. Certain types of loans, such as bridge loans (especially those in which the High Yield Portfolio may invest) may provide certain types of equity features such as warrants and conversion rights. Those equity-type instruments and investments involve additional risks of an investment in equity, including potentially significant changes in value, difficulty in accurately valuing them, a lack of liquidity, and a significant loss on the investment, and the possibility that the particular right could expire worthless if not exercised.

In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolio currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolio’s limitation on illiquid investments. There may not be a recognizable, liquid public market for loan participations. To the extent this is the case, a Portfolio would consider the loan participation as illiquid and subject to the Portfolio’s restriction on investing no more than 15% of its net assets in illiquid securities. (See also the discussion entitled “Illiquid Securities.”)

The Portfolio limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see “Investment Restrictions”). For purposes of these limits, a Portfolio will generally treat the corporate borrower as the “issuer” of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Portfolio and the corporate borrower, Securities and Exchange Commission (“SEC”) interpretations require the Portfolio to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purpose of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Advisor believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio’s net asset value than if the value were based on available market quotations, and could result in significant variations in the Portfolio’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolio currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolio’s limitation on illiquid investments. The liquidity of each loan investment will be reviewed according to the requirements of the Portfolio’s Board approved liquidity policy. Investments in loan participations are considered to be debt obligations for purposes of any investment restriction relating to the lending of funds or assets by a Portfolio. Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Portfolio. For example, if the loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.

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Structured Notes.  The Portfolio may invest in structured notes.  Structured notes are derivative debt securities, the interest rate and/or principal of which is determined by an unrelated indicator.  The value of the principal of and/or interest on structured notes is determined by reference to changes in the return, interest rate or value at maturity of a specific asset, reference rate or index (the “reference instrument”) or the relative change in two or more reference instruments.  The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference instruments.  Structured notes may be positively or negatively indexed, so that an increase in value of the reference instrument may produce an increase or a decrease in the interest rate or value of the structured note at maturity.  In addition, changes in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such note may be very volatile.  Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument.  Structured notes may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities.  In order to cover structured notes, the Portfolio, to the extent required by the SEC, will segregate any such assets, either physically or by “earmarking” them as segregated in accordance with SEC positions, to cover its obligations with respect to such instruments.

Collateralized Debt Obligations. The Portfolio may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.  CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.  For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Portfolio’s Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Options.  The Portfolio may purchase and write call or put options on securities and indices and enter into related closing transactions, but will only engage in option strategies for non-speculative purposes.

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The Portfolio may invest in options that are listed on U.S. exchanges or traded over-the-counter.  In addition, the Portfolio may invest in options that are listed on recognized foreign exchanges.  Certain over-the-counter options may be illiquid.  Thus, it may not be possible to close options positions and this may have an adverse impact on a Portfolio’s ability to effectively hedge its securities.  Over-the-counter options are generally considered illiquid by the SEC.  Accordingly, the Portfolio will only invest in such options to the extent consistent with its 15% limit on investments in illiquid securities.

Call Options.  A purchaser (holder) of a call option pays a non-refundable premium to the seller (writer) of a call option to obtain the right to purchase a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the seller (writer) of a call option, upon payment by the holder of the premium, has the obligation to sell the security to the holder of the call option at the exercise price during the exercise period.  The Portfolio may both purchase and write call options.

The premium that the Portfolio pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors.  The premium is the market value of an option.

Purchasing Call Options.  The Portfolio may purchase call options.  As a holder of a call option, the Portfolio has the right, but not the obligation, to purchase a security at the exercise price during the exercise period.  Instead of exercising the option and purchasing the security, the Portfolio may choose to allow the option to expire or enter into a closing sale transaction with respect to the option.  A closing sale transaction gives the Portfolio the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features.  The Portfolio will realize a profit from a closing sale transaction if the cost of the transaction is more than the premium it paid to purchase the option.  The Portfolio will realize a loss from the closing sale transaction if the cost of the transaction is less then the premium paid by the Portfolio.  The Portfolio may purchase call options on securities that it intends to buy in order to limit the risk of a substantial change in the market price of the security.  The Portfolio may also purchase call options on securities held in its portfolio and on which it has written call options.

Although the Portfolio will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist.  In such event, it may not be possible to effect closing transactions in particular options, with the result that the Portfolio would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Portfolio may expire without any value to the Portfolio, in which event the Portfolio would realize a capital loss which will be short-term unless the option was held for more than one year.

Writing Call Options.  The Portfolio may write call options.  As the writer of a call option, the Portfolio has the obligation to sell the security at the exercise price during the exercise period.

Generally, the Portfolio will only write “covered call options.”  A call option is “covered” when the Portfolio either holds the security subject to the option or an option to purchase the same security at an exercise price equal to or less than the exercise price of the covered call option.

The Portfolio may write a call option that is not “covered” according to the description provided above, however, the Portfolio will maintain sufficient collateral in a segregated account to avoid such options violating the SEC’s prohibition on issuing senior securities.  In order to meet the SEC’s requirements, the Portfolio must maintain in a segregated account with its custodian, cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable collateral permitted by the SEC having a value equal to the fluctuating market value of the securities subject to the options.

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As the writer of a call option, in return for the premium, the Portfolio gives up the opportunity to realize a profit from a price increase in the underlying security above the exercise price and retains the risk of loss should the price of the security decline.  If a call option written by the Portfolio is not exercised, the Portfolio will realize a gain in the amount of the premium.  However, any gain may be offset by a decline in the market value of the security during the exercise period.  If the option is exercised, the Portfolio will experience a profit or loss from the sale of the underlying security.  The Portfolio may have no control over when the underlying securities must be sold because the Portfolio may be assigned an exercise notice at any time during the exercise period.

The Portfolio may choose to terminate its obligation as the writer of a call option by entering into a “closing purchase transaction.”  A closing purchase transaction allows the Portfolio to terminate its obligation to sell a security subject to a call option by allowing the Portfolio to cancel its position under a previously written call option through an offsetting purchase during the exercise period of an option having the same features.  The Portfolio may not effect a closing purchase transaction once it has received notice that the option will be exercised.  In addition, there is no guarantee that the Portfolio will be able to engage in a closing purchase transaction at a time or price desirable to the Portfolio.  Effecting a closing purchase transaction on a call option permits the Portfolio to write another call option on the underlying security with a different exercise price, exercise date or both.  If the Portfolio wants to sell a portfolio security that is subject to a call option, it will effect a closing purchase transaction prior to or at the same time as the sale of the security.

The Portfolio will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option.  Conversely, the Portfolio will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing purchase transaction of a written call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

Put Options.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  The Portfolio may both purchase and write put options.

Purchasing Put Options.  As a holder of a put option, the Portfolio has the right, but not the obligation, to sell a security at the exercise price during the exercise period.  Instead of exercising the option and selling the security, the Portfolio may choose to allow the option to expire or enter into a closing sale transaction with respect to the option.  A closing sale transaction gives a Portfolio the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features.

The Portfolio may purchase put options on it portfolio securities for defensive purposes (“protective puts”).  The Portfolio may purchase a protective put for a security it holds in its portfolio to protect against a possible decline in the value of the security subject to the put option.  The Portfolio may also purchase a protective put for a security in its portfolio to protect the unrealized appreciation of the security without having to sell the security.  By purchasing a put option, the Portfolio is able to sell the security subject to the put option at the exercise price during the exercise period even if the security has significantly declined in value.

The Portfolio may also purchase put options for securities it is not currently holding in its portfolio.  The Portfolio would purchase a put option on a security it does not own in order to benefit from a decline in the market price of the security during the exercise period.  A Portfolio will only make a profit by exercising a put option if the market price of the security subject to the put option plus the premium and the transaction costs paid by the Portfolio together total less than the exercise price of the put option.

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Writing Put Options.  As the writer of a put option, the Portfolio has the obligation to buy the underlying security at the exercise price during the exercise period.

The Portfolio will only write put options on a covered basis.  For a put option to be considered covered, the Portfolio must either (1) maintain cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover permitted by the SEC having a value of not less than the exercise price of the option; or (2) own an option to sell the security subject to the put option, which has an exercise price during the entire option period equal to or greater than the exercise price of the covered put option.  The rules of a clearing corporation may require that such assets be deposited in escrow to ensure payment of the exercise price.

If a put option written by the Portfolio is not exercised, the Portfolio will realize a gain in the amount of the premium.  If the put option is exercised, the Portfolio must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.  The Portfolio may have no control over when the underlying securities must be purchased because the Portfolio may be assigned an exercise notice at any time during the exercise period.

The Portfolio may choose to terminate its obligation as the writer of a put option by entering into a “closing purchase transaction.”  A closing purchase transaction allows the Portfolio to terminate its obligation to purchase a security subject to a put option by allowing the Portfolio to cancel its position under a previously written put option through an offsetting purchase during the exercise period of an option having the same features.  The Portfolio may not effect a closing purchase transaction once it has received notice that the option will be exercised.  In addition, there is no guarantee that the Portfolio will be able to engage in a closing purchase transaction at a time or price desirable to the Portfolio.  Effecting a closing purchase transaction on a put option permits the Portfolio to write another put option.

The Portfolio will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option.  Conversely, the Portfolio will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option.

The Portfolio may write put options in situations when the Advisor wants to buy the underlying security for the Portfolio at a price lower than the current market price of the security.  To effect this strategy, the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price the Portfolio is willing to pay.  Since the Portfolio may also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty.  The risk of this strategy is that the market price of the underlying security would decline below the exercise price less the premiums received.

Exchange-Traded Notes

Exchange-traded notes (“ETNs”) are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees.  ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours.  However, investors can also hold the ETN until maturity.  At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day's market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection.  ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged.  The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.  The Portfolio's decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

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ETNs are also subject to tax risk.  No assurance can be given that the IRS will accept, or a court will uphold, how the Portfolio characterizes and treats ETNs for tax purposes.  Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.  Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price.  Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETN shares may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Short-Term Investments

The Portfolio may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Portfolio may hold certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Portfolio will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers’ acceptances, the Portfolio also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes.  The Portfolio may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group (“S&P”), “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in the Appendix.

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INVESTMENT RESTRICTIONS

The Trust, on behalf of the Portfolio, has adopted the following fundamental investment policies and restrictions in addition to the policies and restrictions discussed in the Prospectus.  With respect to the Portfolio, the policies and restrictions listed below cannot be changed without approval by the holders of a “majority of the outstanding voting securities” of that Portfolio, which is defined in the Investment Company Act of 1940, as amended, (the “1940 Act”) to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.
In addition, the Portfolio may not:

1.
Issue senior securities, borrow money or pledge its assets, except that the Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

2.	Make short sales of securities or maintain a short position, except for short sales against the box;

3.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

4.
Write put or call options, except that the Portfolio reserves the right to write put or call options for hedging or other purposes as may subsequently be described in their Prospectus and permitted under applicable federal and state laws and regulations;

5.	Act as underwriter (except to the extent the Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

6.
Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry, other than U.S. Government securities (except that the Portfolio reserves the right to invest all of its assets in shares of another investment company);

7.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

8.
Purchase or sell commodities or commodity futures contracts, except that the Portfolio may purchase and sell stock index futures contracts and interest rate futures contracts to the extent described in the Prospectus or in this SAI and as permitted under applicable federal and state laws and regulations;

9.
Make loans (except for purchases of debt securities consistent with the investment policies of the Portfolio and except for repurchase agreements and except for loans of portfolio securities up to 30% of the Portfolio’s total assets);

10.	Make investments for the purpose of exercising control or management; or

11.	Invest in oil and gas limited partnerships or oil, gas or mineral leases.

The Portfolio observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

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The Portfolio may not:

1.
Purchase any security if as a result the Portfolio would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class) except that the Portfolio reserves the right to invest all of its assets in a class of voting securities of an investment company;

2.	Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

3.
Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity, excluding securities eligible for resale under Rule 144A under the Securities Act to the extent they are deemed liquid under the Trust’s policies and procedures.

4.
Make any change in the Portfolio’s investment policy of investing at least 80% of its net assets in the investments suggested by the Portfolio’s name as specified in the prospectus, without first providing the Portfolio’s shareholders with at least 60 days’ prior notice.

PORTFOLIO HOLDINGS

Rainier provides advisory services to the series of the Portfolios.  As a result, employees of Rainier may have access to the portfolio holdings of the Portfolios.  The Trust and Rainier have each adopted a code of ethics pursuant to Rule 17j-1 of the 1940 Act designed to prohibit fraudulent or deceitful conduct.  In addition, the Portfolios and Rainier adhere to the following policy, which is intended to supplement such codes of ethics.  The policy is designed to ensure that any disclosure of information about the Portfolios’ portfolio holdings is in the best interests of Portfolio shareholders.  Information about the Portfolios’ portfolio holdings will not be distributed to any person unless:

•	The disclosure is required to respond to a regulatory request, court order or other legal proceedings;

•
The disclosure is to a mutual fund rating or, statistical agency or person performing similar functions who has signed an agreement with the Trust that requires such information to be kept confidential and prohibits such agency or person from trading based on the information;

•
The disclosure is made to internal parties involved in the operations of the Portfolios, such as the investment process, administration, pricing, or custody of the Portfolios, including but not limited to Rainier, U.S. Bancorp Fund Services, LLC , U.S. Bank, N.A., legal counsel retained by the Portfolios or the Advisor, the Portfolios’ auditors, and the Trust’s Board of Trustees (which may be delayed for at least 15 days for the non-interested Trustees as provided in the Trust’s Code of Ethics);

•
The disclosure is (a) in connection with a quarterly, semiannual or annual report that is available to the public or (b) relates to information that is otherwise available to the public (e.g. Portfolio information that is available on the Advisor’s website); or

•	The disclosure is made pursuant to prior written approval of the Chief Compliance Officer of Rainier, the Chief Compliance Officer of the Trust, or the President of the Trust.

Portfolio holdings information may be disclosed without a time lag (i.e., current holdings) under the circumstances listed above; however, information on the Advisor’s public website or in public records, such as shareholders reports, will generally be subject to a time lag.  A complete list of the Portfolios’ holdings will be available on the Advisor’s public website on or about the 60th day after each calendar quarter end. Portfolio characteristics and summary information will be available on the Trust’s public website on or about the 10th day after each month end and will include, but are not limited to:
▪	Top ten holdings
▪	Portfolio market capitalization
▪	Portfolio earnings per share information

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▪	Sector weighting
▪	Asset allocation

Any suspected breach of the Trust’s portfolio holdings disclosure policy is required to be reported immediately to the Chief Compliance Officer of Rainier and the Chief Compliance Officer of the Trust.  Such breaches are also to be reported to the Board of Trustees.

The Trust has ongoing arrangements to make available information about the Fund’s portfolio securities prior to public disclosure.  At this time, those arrangements include providing current holdings, on a daily basis, to the following entities for the purposes of providing oversight or services to the Fund: Rainier, U.S. Bancorp Fund Services, LLC, U.S. Bank, N.A., Bank of New York Mellon, RiskMetrics, FactSet, and Omgeo, and to the Board of Trustees on a periodic basis.  The Trust and the Advisor do not receive compensation in connection with the disclosure of information about the securities held in the Portfolios.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board of Trustees.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust and the Portfolio are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

The following table lists the Trustees and officers of the Trust, their ages, business addresses and principal occupations during the past five years.  Unless otherwise noted, each individual has held the position listed for more than five years.

Name Address, and Age	Position Held	Length of Time Served*	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held by Trustee Over the Last Five Years
Non-interested Trustees
James E. Diamond, Jr. 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1946	Trustee	Since March 1994	President of Taylormade Products, Inc. (manufacturer of wooden pallets and shipping materials), 2003 to present.	Six	None
John W. Ferris 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1940	Trustee	Since March 1995	Consultant to international companies from 1998 to present.	Six	None
Gary L. Sundem 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1944	Trustee	Since March 1994	Professor of Accounting; Emeritus, University of Washington from 2008 to present; Professor of Accounting, University of Washington from 1971 to 2008.	Six	None

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Name Address, and Age	Position Held	Length of Time Served*	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held by Trustee Over the Last Five Years
Interested Trustee(2)
John W. O’Halloran 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1960	Trustee, CEO, Secretary and Treasurer	Since June 2008	President from June 2003 to June 2008; Principal of the Advisor from January 2005 to present.	Six	N/A
______________________________________

*      Trustees and officers of the Portfolio serve until their resignation, removal or retirement.
(1)
The term “Fund Complex” includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.  The Fund Complex consists of six series of the Trust, five of which are offered in a separate Prospectus.

(2)      Mr. O’Halloran is an “interested person” of the Trust, as defined in the 1940 Act, because of his employment with Rainier Investment Management, Inc., the investment advisor to the Trust.

Name Address, and Age	Position Held	Length of Time Served*	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee Over the Last Five Years
Officers
James R. Margard 601 Union St., Ste. 2801 Seattle, WA 98101 Born 1952	Vice President	Since January 1994	Shareholder of the Advisor	N/A	N/A
Mark H. Dawson 601 Union St., Ste. 2801 Seattle, WA 98101 Born 1956	Vice President	Since June 2004	Shareholder of the Advisor	N/A	N/A
Peter M. Musser 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1956	Vice President	Since June 2004	Shareholder of the Advisor	N/A	N/A
Leonard P. Brennan 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1959	Vice President	Since June 2008	Managing Director of Russell Investments from 1985 to 2005. CEO of the Advisor from September 2005 to present.	N/A	N/A
Lisa M. Thenell 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1967	Chief Compliance Officer	Since January 2008	Compliance Supervisor of the Advisor from 2003 to 2008. Chief Compliance Officer of the Advisor from 2008 to present.	N/A	N/A
______________________________________
*Trustees and officers of the Portfolio serve until their resignation, removal or retirement.

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Additional Information Concerning Our Board of Trustees

The Role of the Board

The Board of Trustees (“Board”) provides oversight of the management and operations of the Trust. Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s  Advisor, the Portfolio Managers, the Distributor, Administrator, Custodian, and Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. For example, the Treasurer provides reports as to financial reporting matters and Portfolio Managers report on the performance of the Trust’s Portfolios. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with management in less formal settings, between formal Board meetings to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to appropriately perform its oversight function. It has established three standing committees, an Audit Committee, a Nominating Committee and a Fair Value Committee, which is discussed in greater detail under “Committees” below.  Currently, 75% of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Advisor or its affiliates, and the Audit, Nominating and Fair Value Committee is comprised entirely of Independent Trustees.  The Chairman of the Board is the Chief Executive Officer of the Trust and a Principal of the Advisor.  The Board does not have a lead Independent Trustee because the Independent Trustees prefer that they remain equally involved in Board matters and having only three Independent Trustees makes communication among them efficient.  The Independent Trustees have also engaged their own independent legal counsel (who is also legal counsel to the Trust) to advise them on matters relating to their responsibilities in connection with the Trust. The Board reviews its structure annually.  The Board has also determined that the active involvement of all the Independent Trustees in Board matters and the function and composition of the Audit Committee are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.

Board Oversight of Risk Management

As part of its oversight function, the Board of Trustees receives and reviews various reports and assessments and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many disparate elements (such as, for example. investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.   For example, the Board reviews compliance reports from the Chief Compliance Officer as well as the Trust’s Administrator, and engages in discussions with each of them as necessary, in its oversight of compliance activities affecting the Trust.  By way of further example, the Independent Trustees ask for reports and engage in discussions with personnel of the Advisor as necessary to review other types of risks, such as business continuity risk or investment risk.  The Audit Committee also meets with the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  Not all risks that may affect the Trust or a Portfolio can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Trust, the Advisor, its affiliates or other service providers.

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Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the charts above. In addition, each of the Trustees has served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years. They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Independent Trustees annually conduct a ‘self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the previous charts, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the chart above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, work ethic, the ability to work together and to communicate effectively, exercise judgment, ask incisive questions, manage people and problems or to develop solutions. In conducting its annual self-assessment, the Trustees have determined that they have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.  In addition, the summaries set forth below as to the qualifications, attributes and skills of the Trustees are furnished in response to disclosure requirements imposed by the SEC, do not constitute any representation or guarantee that the Board or any Trustee has any special expertise or experience, and do not impose any greater or additional responsibility or obligation on, or change any standard of care of, any such person or on the Board as a whole than otherwise would be the case.

Mr. O’Halloran’s Trustee Attributes include his position as a Shareholder with the Advisor having primary responsibility for the Trust’s activities. In this position, he has intimate knowledge of the Advisor’s products, operations, personnel and financial resources. His position of influence and responsibility at the Advisor, in addition to his knowledge of the firm, has been determined to be valuable to the Board in its oversight to the Trust.  Mr. O’Halloran also has many years of mutual fund industry experience including experience before joining the Advisor.

Mr. Diamond’s Trustee Attributes include his many years of experience with the Board, as well as his many years of banking industry, financial and other business experience in executive and management positions.

Mr. Ferris’s Trustee Attributes include his many years of experience with the Board, as well as his many years of experience with international business organizations and a major international accounting firm.

Mr. Sundem’s Trustee Attributes include his many years of experience with the Board, as well as his many years of distinguished academic positions with a prominent university and his specialized accounting and finance expertise.

Committees

The Board has three standing committees: the Audit Committee, the Nominating Committee and the Fair Value Committee.  The Audit Committee is comprised of the three Independent Trustees — James E. Diamond Jr., John W. Ferris and Gary L. Sundem — and is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust.  The Nominating Committee is comprised of James E. Diamond Jr. and Gary L. Sundem and is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time.  The Nominating Committee normally will not consider nominees from shareholders and, therefore, has not as of this date adopted a policy for consideration of those nominees.  The Fair Value Committee is comprised of the three Independent Trustees — James E. Diamond Jr., John W. Ferris and Gary L. Sundem — and is responsible for monitoring and reviewing the pricing methodologies utilized by the Advisor to whom they have delegated daily pricing and fair valuation decisions.  The Audit Committee met twice during the last fiscal year.  The Nominating Committee did not meet during the last fiscal year.  The Fair Value Committee met twice during the last fiscal year.

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Fund Shares Owned by Trustees as of December 31, 2009

Amount Invested Key
A.	None
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	over $100,000

Trustees	High Yield Portfolio	Aggregate Dollar Range of Ownership as of December 31, 2009 in all Portfolio(s) overseen by Trustee in the Fund Complex.
Non-interested Trustees
James E. Diamond, Jr.	A.	D.
John W. Ferris	A.	E.
Gary L. Sundem	A.	E.
Interested Trustee
John W. O’Halloran	A.	E.

Trustee Compensation
The officers of the Trust and the Trustees who are considered “interested persons” of the Trust receive no compensation directly from the Trust for performing the duties of their offices.  However, those officers and Trustees who are officers or principals of the Advisor may receive remuneration indirectly because the Advisor receives a management fee from the Portfolios.  The Trustees who are not affiliated with the Advisor each receive an annual retainer of $40,000 plus $4,000 per meeting.  Such Trustees also are reimbursed for any expenses incurred in attending meetings.  The aggregate compensation paid by the High Yield Portfolio to each of the Trustees during the fiscal year ended March 31, 2010 is set forth below:

Name of Trustee	Aggregate Compensation Paid from the High Yield Portfolio	Deferred Compensation Accrued as Part of Trust Expenses(1)	Total Compensation from Trust Complex(2)
Non-Interested Trustees
James E. Diamond, Jr.	$2,056.48	$51,500	$51,500
Gary L. Sundem	$2,056.48	$0	$51,500
John W. Ferris	$2,056.48	$0	$51,500
Interested Trustee
John W. O’Halloran	None	None	None
           (1) Deferred Compensation Accrued as Part of Trust Expenses reflects the amount of the Trustee’s
              Aggregate Compensation that has been deferred to be paid to the Trustee at a later date.
            (2) Total Compensation from Trust Complex reflects the total amounts paid out of the Trust’s existing five portfolios that were effective during the fiscal year ended March 31, 2010.

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The Portfolios do not maintain pension or retirement plans for Trustees.

Principal Shareholders and Control Persons

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Portfolios.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  The current Trustees and officers of the Trust, as a group, held of record and beneficially 58.56% of the outstanding shares of the Portfolio. As of June 30, 2010, the following shareholders were considered to be either a control person or principal shareholder of the Portfolio:

Name and Address	% Ownership	Type of Ownership
Rainier Investment Management Inc. 601 Union St., Suite 2801 Seattle, WA 98101-4053	39.77%	Beneficial

James Margard & Elizabeth Margard JTWROS c/o Rainier Investment Management Inc. 601 Union St., Suite 2801 Seattle, WA 98101-2327	32.01%	Beneficial

Mark H. Dawson & Christina Dawson Community Property 601 Union St., Suite 2801 Seattle, WA 98101-2327	12.19%	Beneficial

Leonard Patrick Brennan & Leslie Elaine Brennan JTWROS 601 Union St., Suite 2801 Seattle, WA 98101-2327	9.50%	Beneficial

Peter M. Musser 601 Union St., Suite 2801 Seattle, WA 98101-2327	5.19%	Beneficial

The Advisor

Subject to the supervision of the Board of Trustees, investment management and services are provided to the Portfolios by the Advisor, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  Under the Advisory Agreement, the Advisor provides a continuous investment program for the Portfolios and makes decisions and places orders to buy, sell or hold particular securities.  In addition to the fees payable to the Advisor and the Administrator, the Portfolios and the Trust are responsible for their operating expenses, including:  (1) interest and taxes; (2) brokerage commissions; (3) insurance premiums; (4) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (5) legal and audit expenses; (6) fees and expenses of the custodian, shareholder service and transfer agents; (7) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (8) expenses of preparing, printing and mailing reports, notices and proxy material to shareholders; (9) other expenses incidental to holding any shareholder meetings; (10) dues or assessments of or contributions to the Investment Company Institute or any successor; (11) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolios and the legal obligations with respect to which the Trust or the Portfolios may have to indemnify their officers and Trustees; and (12) amortization of organization costs.

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Under the Advisory Agreement, the Advisor is not liable to the Portfolios for any error of judgment by the Advisor or any loss sustained by the Trust or the Portfolios except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

The Advisory Agreement continues automatically for successive annual periods, provided that such continuance is specifically approved at least annually (1) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (2) by the Board of Trustees or by vote of a majority of the outstanding voting securities.

In determining whether to renew the Advisory Agreement each year, the Board of Trustees evaluates information provided by the Advisor in accordance with Section 15(c) of the 1940 Act.  At its last annual review meeting in March 2010, the Board considered a number of facts in recommending renewal of the existing Agreement.  The Portfolio’s Annual Report to shareholders contains a detailed discussion of the Board’s considerations in connection with the renewal of that Agreement with respect to the High Yield Portfolio.

The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolio at any time without penalty, on 60 days’ written notice to the Advisor.  The Advisory Agreement also may be terminated by the Advisor on 60 days’ written notice to the Portfolios.  The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

Advisory fees, waiver and expense reimbursements/(recoupment) for the last fiscal period were as follows:

Fiscal year ending March 31, 2010:	Gross Advisory Fee	Expenses Waived or Reimbursed/(Recouped)	Net Advisory Fees Paid
High Yield Portfolio	$57,524	$31,658	$25,866

The Administrator

The Trust has entered into an Omnibus Fee Agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (the “Administrator”).  The Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, shareholder reports and other regulatory reports or filings required of the Portfolio; prepare all required filings necessary to maintain the Portfolio’s qualification and/or registration to sell shares in all states where the Portfolio currently does, or intend to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Portfolio-related expenses; monitor and oversee the activities of the Portfolio’s servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Portfolio’s daily expense accruals; and perform such additional services as may be agreed upon by the Trust and the Administrator.  The Administrator also serves as the fund accounting agent and transfer agent.  U.S. Bank, N.A., an affiliate of the Administrator, serves as the Portfolio’s custodian.  For all of these services, the Portfolio pays a monthly fee based on the greater of an annual minimum or the annual rate of 0.05% on the first $3 billion, 0.04% on the next $1 billion, 0.03% on the next $6 billion, 0.02% thereafter, subject to an annual minimum of $650,000 for all Portfolios (and $25,000 per Portfolio with the exception of the High Yield Portfolio which is $10,000 per Portfolio).

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The Portfolio paid the following administration fees for the fiscal year ended March 31:

2010(1)
High Yield Portfolio	$11,713

(1) Includes fees paid to U.S. Bancorp Fund Services, LLC for transfer agent, fund accounting, fund administration and custodian services.

The Distributor

Quasar Distributors, LLC. (the “Distributor”), an affiliate of the Administrator, acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares.  The Distribution Agreement between the Trust and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Portfolio (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval.  The Distribution Agreement may be terminated without penalty by the parties thereto, upon 60 days’ written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act. The Distributor is paid an annual fee of $2,000 per Portfolio ($1,800 of which is for the Original Shares), by the Advisor or from the Rule 12b-1 fees under the Distribution Plan.

The Portfolio paid the following 12b-1 fees for the fiscal year ended March 31, 2010:

	Advertising & Marketing	Overhead	Travel & Entertainment	Wages & Benefits	Other*	Total 12b-1 fees
High Yield Portfolio	$0	$0	$0	$0	-	$0

* Other expenses include: dues and subscriptions, license and registration fees, postage, telephone, supplies and equipment.

PORTFOLIO MANAGERS

James Hentges is a Portfolio Manager for the High Yield Portfolio.  The following provides information regarding other accounts managed by Mr. Hentges as of March 31, 2010:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	2	$172.7 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	20	$438.2 million	0	$0

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Matthew Kennedy is a Senior Portfolio Manager for the High Yield Portfolio.  Mr. Kennedy is a Principal of the firm.  The following provides information regarding other accounts managed by Mr. Kennedy as of March 31, 2010:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	2	$172.7 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	20	$438.2 million	0	$0

As of March 31, 2010, the Portfolio Managers beneficially owned shares of the Portfolios as follows:

Dollar Range of Equity Securities in the Portfolios (A. None, B. $1-$10,000, C. $10,001-$50,000, D. $50,001-$100,000, E. $100,001-$500,000, F. $500,001-$1,000,000, G. Over $1,000,000)

Name of Portfolio Manager	High Yield Portfolio
James Hentges	A.
Matthew Kennedy	D.

Compensation
All Portfolio Managers are compensated by the Portfolio’s Advisor.  All Portfolio Managers receive a fixed salary. Portfolio Managers who are shareholders receive a dividend based on number of Rainier shares owned. Portfolio Managers who are principals receive an annual bonus based on a specified percentage of firm profits. Portfolio Managers who are neither shareholders nor principals receive an annual subjective bonus based on the employee’s contribution to the performance of the Portfolios, as well as the employee’s teamwork, constructive attitude and other contributions to the Advisor’s business, but not based on the size of the portfolio or assets under management. The measurement of a non-shareholder portfolio manager’s contribution to the performance of the Portfolio is not strictly a quantitative measurement of security performance compared to a benchmark. However, attribution analysis comparing performance of the portfolio holdings to a benchmark for the industry for which the portfolio manager has responsibility is normally reviewed. Typically, periods of one and three years receive greatest scrutiny in performance evaluations, without regard to the effect any taxes would have on those portfolio recommendations.

Material Conflicts of Interest
The compensation paid to Rainier for managing the Portfolios is based only on a percentage of assets under management.  Portfolio Managers benefit from Rainier’s revenues and profitability.  But no Portfolio Managers are compensated based directly on fee revenue earned by Rainier on particular accounts in a way that would create a material conflict of interest in favoring particular accounts over other accounts.

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Best Execution:  Rainier has the duty to seek to obtain "best execution" on each portfolio transaction for a client. Rainier will allocate brokerage transactions to those brokers, dealers and markets, and at such prices and such commission rates, as in the good faith judgment of Rainier is expected to be in the best interest of its clients.  In making these allocations, Rainier will take into consideration not only the available securities prices and rates of brokerage commission, but also other relevant factors such as, without limitation:  execution capabilities and research; the size of the transaction; the difficulty of execution; the operational facilities of the broker involved; the risk in positioning a block of securities; the quality of the overall brokerage and research services provided by the broker or dealer; and the value of ongoing relationships with those brokers and dealers.  Rainier need not demonstrate that such factors are of a direct benefit to a particular client.

Rainier has established a Best Execution Committee to oversee the trading practices of the firm. The Committee is charged with approving brokers, rating brokers and determining broker budgets. All Portfolio Managers and Traders are active members of the Best Execution Committee. They meet at least semi-annually to oversee the trading practices of the firm, discuss broker selection, trading venues, commissions, budgets and other issues that are critical to the Committee’s oversight of best execution. The Best Execution Committee has appointed a sub-committee to review best execution of fixed-income trades.

Soft Dollar Practices: Subject to meeting its fiduciary responsibility to seek best execution for all client transactions, Rainier may obtain research and brokerage products or services that fall within the "safe harbor" established by Section 28(e) of the Securities Exchange Act of 1934, and as has been interpreted through regulatory guidance issued by the Securities and Exchange Commission, in connection with its portfolio brokerage.  Under that requirement, these products and services must provide lawful and appropriate assistance to Rainier in the performance of its investment decision-making responsibilities.

Rainier will allocate brokerage transactions to those brokers, dealers and markets, and at such prices and such commission rates, as in the good faith judgment of Rainier will be in the best interest of its clients.  In making these allocations, Rainier will take into consideration not only the available prices and rates of brokerage commission, but also other relevant factors such as, without limitation: execution capabilities and research; custodial and other services provided by those broker/dealers which are expected to enhance the general portfolio management capabilities of Rainier; the size of the transaction; the difficulty of the execution; the operational facilities of the broker/dealers involved; the risk in positioning a block of securities; the quality of the overall brokerage and research services provided by the broker/dealers; and the value of ongoing relationship with those broker/dealers.

Rainier need not demonstrate that such factors are a direct benefit to a particular client.  It is possible that accounts which may not directly benefit from the ancillary service provided by a particular broker/dealer will enter occasional transactions through that broker/dealer, but Rainier believes that the overall effect of such occasional transactions on all accounts, when the ancillary services furnished to all accounts is considered in totality.  Some of these services would be considered part of a "soft dollar" arrangement.  Because of the services provided, Rainier may pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if Rainier determines in good faith that the commission is reasonable in relation to the value of the brokerage and/or research services provided by the broker and/or dealer, viewed in terms of either the particular transaction or Rainier's overall responsibilities with respect to the accounts over which it exercises investment discretion.

Aggregated Orders:  As part of its effort to obtain best execution, Rainier may, according to its procedures, aggregate orders (a practice generally known as block trading or bunching) unless restricted by client direction, type of account or other account restrictions.  Other common factors to be considered when deciding upon the inclusion of a particular account in a block order include investment strategy, account objectives, account restrictions, cash balances, relevant policies, order instructions and order size.

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When recommending or effecting a transaction in a particular investment for more than one client, Rainier will allocate such recommendations or transactions among clients for whom such recommendation is effected on such basis as Rainier deems equitable over time.  Allocations of a specific investment may not be recommended for every account and transactions in a specific investment may not be processed at the same time or price for all accounts. All accounts that participate in a block transaction will receive an allocation to achieve a targeted security weighting, or other objective target such as cash level.

Investment decisions for the Portfolios are made independently from those of other client accounts of the Advisor.  Nevertheless, it is possible that at times the same securities will be acceptable for the Portfolios and for one or more of such client accounts.  To the extent any of these client accounts and the Portfolio seek to acquire the same security at the same time, the Portfolio may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price to obtain a lower yield for such security.  Similarly, the Portfolio may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Portfolio is purchasing or selling, each day’s transactions in such security will be allocated between the Portfolio and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Advisor.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned.  In other cases, however, it is believed that the ability of the Portfolio to participate in volume transactions may produce better executions for the Portfolio.

Depending on the Advisor’s view of market conditions, the Portfolio may or may not purchase debt securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity.  The Portfolio may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

The Portfolio does not effect securities transactions through broker-dealers in accordance with any formula, nor do they effect securities transactions through such broker-dealers solely for selling shares of the Portfolios or providing other potential marketing benefits to the Portfolio.  However, as stated above, the Portfolio and the Advisor may from time to time benefit from marketing or distribution efforts by broker-dealers who execute transactions for the Portfolio.

The Portfolio paid the following brokerage commissions for the fiscal year ended March 31:

2010
High Yield Portfolio	$0

Of the broker commissions paid above for the fiscal year ended March 31, 2010, the following was paid to brokers who furnished third-party research services:

	2010	Dollar value of Transaction
High Yield Portfolio	$67	$95,268

PORTFOLIO TURNOVER

Although the Portfolio generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of Portfolio securities for the fiscal year by (2) the monthly average of the value of Portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions.  See “Portfolio Transactions and Brokerage.”

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The High Yield Portfolio’s rate of turnover for the fiscal year ended March 31, 2010 was as follows:

2010
High Yield Portfolio	67.89%

NET ASSET VALUE

As noted in the Prospectus, the net asset value and offering price of shares of the Portfolio will be determined once daily as of the close of public trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading.  The Portfolio does not expect to determine the net asset value of their shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.  However, the net asset value of the Portfolio’s shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Fund, in computing the NAV, to value portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available, the Board of Trustees of the Trust must value securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Advisor pursuant to Security Valuation Procedures that the Board has adopted. On a case-by-case basis, the Advisor’s Pricing Committee will establish an appropriate pricing methodology to determine the fair value of securities that are difficult to price. No one may change or authorize a change in a security’s price or otherwise deviate from the Rainier Funds’ Security Valuation Policy without first obtaining approval from the Advisor’s Pricing Committee.  The Board will approve, monitor and review the valuation decisions and policies made by the Advisor.

Under current financial accounting standards, “fair value” means “the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.”  Fair value pricing involves subjective judgments and there is no single standard for determining fair value.

The Fund prices its securities as follows: all equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on an exchange.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  In the event such market quotations are not readily available, fair value will be determined as set forth in the pricing procedures.

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Debt securities held by the Fund shall be provided by the pricing vendor, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.   Matrix pricing is a mathematical technique used to value fixed-income securities without relying exclusively on quoted prices.  If a price is not available from pricing services, then fair value will be determined as set forth in the pricing procedures.  Fixed-income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.  Investments in other open-end mutual funds are valued at their stated net asset value.

Pricing vendors may be unwilling or unable to obtain prices for certain securities, or may assign prices that do not reflect current market conditions.  Certain securities, such as thinly traded securities, securities in which trading has been suspended, securities traded in certain foreign markets, etc. may be difficult to price. Additionally, significant events may affect the pricing of securities. A significant event is determined by the Advisor’s Pricing Committee and defined as an event deemed material enough to impact the value of the security, such as news disruptive enough to cause a halt in trading, news indicating a potential default of a fixed-income issuer’s obligations, or other news that would materially impact the price of a security

Cash and receivables will be valued at their face amounts.  Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date.  All other assets of the Portfolio are valued in such manner, as the Board of Trustees in good faith deems appropriate to reflect their fair value.

The net asset value per share of the Portfolio is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Portfolio outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

Net Assets	=	Net Asset Value per share
Shares Outstanding

An example of how the Portfolio calculated the net asset value per share as of March 31, 2010 is as follows:

High Yield Portfolio – Institutional Shares

$12,127,172	=	$11.84
1,023,897

The net asset value of the Portfolio’s shares will fluctuate and is determined as of the close of trading on the NYSE, normally 4:00 p.m. (Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Portfolio’s Prospectus regarding the purchase and redemption of Portfolio shares.

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How to Buy Shares

You may purchase shares of the Portfolio from the Transfer Agent or from selected securities brokers, dealers or financial intermediaries.  Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents.  Purchase orders through securities brokers, dealers and other financial intermediaries are affected at the next-determined net asset value after receipt of the order by such agent before the Portfolio’s daily cutoff time.  Orders received after that time will be purchased at the next-determined net asset value.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Portfolio’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Portfolio, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain retirement and other employee benefit plans, for the Advisor’s employees, clients or their affiliates, for advisors or financial institutions offering investors a program of services or any other person or organization deemed appropriate by the Trust.

The U.S. Postal Service or other independent delivery services are not agents of the Trust.  Therefore, a deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase applications does not constitute receipt by the Transfer Agent or the Trust.  The Trust and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

How to Sell Shares

Payments to shareholders for Portfolio shares redeemed directly from the Portfolio will be made as promptly as possible but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Portfolios’ Prospectus, except that the Portfolio may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Portfolios not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Portfolios’ shareholders.  At various times, the Portfolio may be requested to redeem shares for which it has not yet received confirmation of good payment.  In this circumstance, the Portfolio may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Portfolio.

Selling shares directly to the Portfolio

When selling shares to the portfolio, you must send a signed letter of instruction to the Transfer Agent.  The price you will receive is the next net asset value calculated after the Transfer Agent receives your request in proper form.  In order to receive that day’s net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Selling shares through your investment representative

Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day’s net asset value.  Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

Delivery of proceeds

The Portfolio generally sends you payment for your shares the business day after your request is received in proper form, assuming the Portfolio has collected payment of the purchase price of your shares.  Under unusual circumstances, the Portfolio may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

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Telephone redemptions

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Portfolio or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging or redeeming shares of the Portfolio and depositing and withdrawing monies from the bank account specified in the shareholder’s latest account application or as otherwise properly specified to the Portfolio in writing.  The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Trust may be liable for any losses due to unauthorized or fraudulent instructions.  An investor agrees, however, that if such procedures are used, neither the Trust nor the Portfolio or its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For more information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone.  In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative.  The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding.  The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions-in-kind

Subject to compliance with applicable regulations, the Portfolio has reserved the right to pay the redemption price of their shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold.  If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.  The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

TAXATION

The Portfolio is taxed as a separate entity under the Internal Revenue Code (the “Code”), and intends to continue to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Code.  In each taxable year that the Portfolio qualifies, the Portfolio (but not their shareholders) will not be subject to federal income tax on that part of their investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.  A failure of the Portfolio to comply with the applicable provisions of the Code may subject the  Portfolio to federal income tax on taxable income (including realized capital gains), substantially reducing any investment return that otherwise would be enjoyed on the Portfolio’s shares.

In order to qualify for treatment as a RIC, the Portfolio must distribute annually to shareholders at least 90% of their investment company taxable income and must meet several additional requirements.  Among these requirements are the following: (1) at least 90% of the Portfolio’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

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The Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Under the Code, the Portfolio will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Portfolio shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Portfolio shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Portfolio with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Portfolio with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  The Trust reserves the right to refuse to open the Portfolio account for any person failing to provide a certified taxpayer identification number.

Based upon the number of shareholders of the High Yield Portfolio, this Fund could be considered to be a personal holding company (a “PHC”) under the Internal Revenue Code (the “Code”).  A company is considered a PHC if: (1) at least 60% of its income is derived from certain types of passive income (e.g., interest, dividends, rents, and royalties) and (2) at any time during the last half of the taxable year more than 50% in value of its outstanding stock is owned directly, or indirectly, by or for not more than 5 individuals.  A company satisfying this test is taxed on its undistributed personal holding company income (“UPHCI”) at 15%.  UPHCI is computed by making certain adjustments to taxable income, including a downward adjustment for distributions made to shareholders during the taxable year.

The tax on UPHCI is in addition to any other tax.  Under the Code, a regulated investment company that is also a PHC will also be taxed on any undistributed investment company taxable income at the highest corporate rate under the Code.

As required by U.S. Treasury Regulations governing tax practice, you are hereby advised that any written tax advice contained herein was not written or intended to be used (and cannot be used) by any taxpayer for the purpose of avoiding penalties that may be imposed under the Code.

The advice was prepared to support the promotion or marketing of the transactions or matters addressed by the written advice.

Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.

DIVIDENDS AND DISTRIBUTIONS

Dividends from the Portfolio’s investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Portfolio’s earnings and profits.  Distributions of the Portfolio’s net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Portfolio shares.

Any dividend or distribution paid by the Portfolio has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution.  Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed above, even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

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Dividends declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Portfolio and received by the shareholders on the record date if the dividends are paid by the Portfolio during the following January.  Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

PERFORMANCE INFORMATION

The Portfolio may state its total return in their Prospectus.  Total return may be stated for any relevant period as specified in the advertisement or communication.  Any statements of total return will be accompanied by information on the Portfolio’s average annual compounded rate of return for the most recent one, five and ten year periods, or shorter periods from inception, through the most recent calendar quarter.

Total Return

Average annual total return quotations used in the Portfolio’s advertising and promotional materials are calculated according to the following formula:

Return Before Taxes

P(1 + T)n = ERV

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ERV” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.  Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value.  Average annual total return assumes the reinvestment of all dividends and distributions.

Return After Taxes on Distributions

P(1 + T)n = ATVD

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ATVD equals the ending value of a hypothetical payment made at the beginning of the periods at the end of periods, after taxes (highest individual marginal federal income tax rate) on distributions but not after taxes on redemption.

Return After Taxes on Distributions and Sale of Shares

P(1 + T)n = ATVDR

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ATVDR equals the ending value of a hypothetical payment made at the beginning of the periods at the end of periods, after taxes (highest individual marginal federal income tax rate) on distributions and redemption.

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Yield

Annualized yield quotations used in the Portfolio’s Prospectus are calculated by dividing the Portfolio’s interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period.  Yield quotations are calculated according to the following formula:

YIELD = 2 [(a-b + 1)6  - 1]
          cd

where “a” equals dividends and interest earned during the period; “b” equals expenses accrued for the period, net of reimbursements; “c” equals the average daily number of shares outstanding during the period that are entitled to receive dividends and “d” equals the maximum offering price per share on the last day of the period.  Except as noted below, in determining net investment income earned during the period (“a” in the above formula), the Portfolio calculates interest earned on the debt obligations held by it during the period by (1) computing the obligation’s yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest) and; (3) totaling the interest earned on all debt obligations and all dividends accrued on all equity securities during the period.

Yield for the High Yield Portfolio for the 30-day period ended June 30, 2010 was 6.64%.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures, which explain the Trust’s general voting procedures and considerations when voting proxies.  The Trust has delegated its proxy voting responsibility to the Advisor, subject to the supervision of the Board of Trustees.

According to the Advisor’s Policies and Procedures, the Advisor votes proxies on a pre-established set of guidelines and on the recommendations of an independent third party, RiskMetrics Group (“RMG”).  RMG makes its recommendations based on its independent objective analysis of the economic interests of the shareholders, but the Advisor retains ultimate responsibility for the votes.  Generally, the Advisor votes in accordance with RMG’s recommendations.  This process insulates the Advisor’s voting decisions from any potential conflicts of interest.

If the Advisor believes RMG is not acting on behalf of the best interests of the Trust and its shareholders, the Advisor will not vote with RMG.  The Advisor reviews each vote on a case-by-case basis and may decide to override RMG vote recommendations based on the following information:

•	Issues called out by other established proxy voting guidelines, such as the AFL-CIO Proxy Voting Guidelines
•	Issues that RMG itself considers on a case-by-case basis

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Conflicts of Interest

The Advisor’s duty is to vote in the best interests of its clients and Trust shareholders.  Therefore, in situations where there is a conflict of interest between the interests of the Advisor and the interests of the client, the Advisor will take one of the following steps to resolve the conflict:

1.
Follow the recommendation of another nationally recognized third-party proxy advisory service, and document the reasons for overriding RMG and voting in accordance with the recommendation of the other third party;

2.	Decide independently how to vote the proxies notwithstanding its material conflict of interest, provided it carefully and fully documents its reasons for voting in the manner proposed;
3.	Disclose the conflict to the client or, with respect to the Funds, the Board (or its delegate) and obtain the client’s or Board’s direction to vote the proxies;
4.	Erect information barriers around the person or persons making the voting decision sufficient to insulate the decision from the conflict;
5.
Abstain from voting on the proposal if the Advisor determines that (a) an abstention is in the best interest of the affected clients as a whole, (b) the costs of voting the proxy are extraordinary and exceed the expected benefit to the affected clients as a whole, (c) the Advisor concludes that the value of the affected clients’ economic interest as a whole in the proposal or the value of the portfolio holding is insignificant, or (d) the Advisor has not received a timely response from the client;

6.	Implement any other procedure that results in a decision that is demonstrably based on the client’s best interest and not in the product of the conflict.

More Information

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will first become available after August 31 of each year, and at such time the information will be available without charge, upon request by calling toll-free 800-248-6314, by accessing the Advisor’s website at www.rainierfunds.com and by accessing the SEC’s website at www.sec.gov.  The Trust will send a description of its Proxy Voting Policies and Procedures within three business days of receipt of a request.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

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GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Portfolio.  Each share represents an interest in the Portfolio proportionately equal to the interest of each other share.  Upon the Trust’s liquidation, all shareholders would share pro rata in the net assets of the Portfolio in question available for distribution to shareholders.  If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends.  The Board of Trustees has created six series of shares, and may create additional series in the future, which have separate assets and liabilities.  Income and operating expenses not specifically attributable to a particular Portfolio are allocated fairly among the Portfolios by the Trustees, generally on the basis of the relative net assets of each Portfolio.

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The Trust may also create different classes of shares.  Currently, the Trust offers two classes of shares, its Original class of shares and an Institutional class of shares.  On May 2, 2002, the Trust began issuing the Institutional Shares for the Small/Mid Cap Equity, Large Cap Equity and Balanced Portfolios.  On December 27, 2005, the Trust began issuing Original and Institutional Shares of the Mid Cap Equity Portfolio. On March 31, 2009, the Trust began issuing Institutional Shares of the High Yield Portfolio.  Each class of shares has identical rights and privileges except with respect to voting matters affecting a single class of shares and the exchange privilege of each class of shares.

Shareholders are entitled to one vote for each full share (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders.  It is not contemplated that regular annual meetings of shareholders will be held.  The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee.  The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its shares.  In addition, ten shareholders holding the lesser of $25,000 worth or 1% of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

Investors will be informed of the Portfolio’s progress through periodic reports.  Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  The Advisor’s Code prohibits personnel of the Advisor from purchasing securities (as defined by the SEC) in their individual accounts.  The Distributor’s Code permits, subject to certain conditions, personnel of the Distributor to invest in securities that may be purchased or held by the Portfolios.

The Trust’s custodian, U.S. Bank, N.A., is responsible for holding the Portfolios’ assets.  U.S. Bancorp Fund Services, LLC acts as the Trust’s transfer and accounting services agent.  Deloitte & Touche LLP has been selected as the independent registered public accounting firm for the Trust.

FINANCIAL STATEMENTS

Incorporated by reference herein is the Trust’s Annual Report to shareholders for the fiscal year ending March 31, 2010 which includes the “Report of Independent Registered Public Accounting Firm,” “Schedule of Investments,” “Statement of Assets and Liabilities,” “Statement of Operations,” “Statement of Changes in Net Assets,” “Financial Highlights” and “Notes to Financial Statements.”  A copy of the Trust’s Annual Report can be obtained at no charge by calling 800-248-6314 or writing the Trust.

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APPENDIX
DESCRIPTION OF RATINGS

Moody’s Investors Service, Inc.

LONG-TERM OBLIGATION RATINGS:

“Aaa” — Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

“Aa” — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

“A” — Obligations rated A are considered upper-medium grade and are subject to low credit risk.

“Baa” — Obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” — Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

“B” — Obligations rated B are considered speculative and are subject to high credit risk.

“Caa” — Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

“Ca” — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” — Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s applies numerical modifiers “1,” “2” and “3” in each generic rating classification from Aa through Caa. The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.

SHORT-TERM RATINGS:

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

“P-1” — Issuers (or supporting institutions) rated “Prime-1” have a superior ability to repay short-term debt obligations.

“P-2” — Issuers (or supporting institutions) rated “Prime-2” have a strong ability to repay short-term debt obligations.

“P-3” — Issuers (or supporting institutions) rated “Prime-3” have an acceptable ability to repay short-term debt obligations.

“NP” — Issuers (or supporting institutions) rated “Not Prime” do not fall within any of the Prime rating categories.

Source:  www.moodys.com

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Standard & Poor’s (S&P)

LONG-TERM ISSUE CREDIT RATINGS:

“AAA” — An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” — An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” — An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” — An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

An obligation rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

“CCC” — An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” — An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

“C” — An ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

“D” — An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) Minus (–) — The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

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“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

SHORT-TERM ISSUE CREDIT RATINGS:

“A-1” — A short-term obligation rated ‘A-1’ is rated in the highest category by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” — A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory..

“A-3” — A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” — A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the debt.

“C” — A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” — A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on a debt are jeopardized.

Source:  www2.standardandpoors.com

Fitch Ratings

LONG-TERM CREDIT RATINGS:

“AAA” — Highest credit quality. ’AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” — Very high credit quality. ’AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” — High credit quality. ’A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” — Good credit quality. ’BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category

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“BB” — Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

“B” — Highly speculative.  For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.  For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'RR1' (outstanding).

“CCC” — For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.  For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of 'RR2' (superior), or 'RR3' (good) or 'RR4' (average).

“CC” — For issuers and performing obligations, default of some kind appears probable.  For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

“C” — For issuers and performing obligations, default is imminent.  For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'RR6' (poor).

“RD” — Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations. .

“D” — Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;
•	The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;
•	The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

SHORT-TERM CREDIT RATINGS:

“F1” — Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” — Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

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“F3” — Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” — Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” — High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

“D” — Indicates an entity or sovereign that has defaulted on all of its financial obligations

Source:  www.fitchratings.com

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RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
PART C

OTHER INFORMATION

Item 28.               Exhibits

(a)	Declaration of Trust1

	(i)	Certificate of Trust(1)
	(ii)	Agreement and Declaration of Trust(1)

(b)	Bylaws(1)

(c)	Instruments Defining Rights of Security Holders — Incorporated by reference to the Articles of Incorporation and Bylaws.

(d)	(i)	Investment Advisory Agreement(2)

(a)	Form of Amendment to Investment Advisory Agreement(8)

(ii)	Operating Expenses Agreement(2)

(a)	Form of Amendment to Operating Expenses Agreement(8)

(e)	Distribution Agreement by and between Registrant and Quasar Distributors, LLC (7)

(i) Amendment to Distribution Agreement(8)

(f)	Bonus or Profit Sharing Contracts – Not applicable.

(g)	Custody Agreement by and between Registrant and U.S. Bank N.A.(7)

(i) Amendment to Custody Agreement(8)

(h)	Other Material Contracts

(i) Fund Administration Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC (7)

(a)	Amendment to Fund Administration Servicing Agreement(8)

(ii)	Fund Accounting Servicing Agreement(7)

(a)	Amendment to Fund Accounting Servicing Agreement(8)

(iii)	Transfer Agent Servicing Agreement(7)

(a)	Amendment to Transfer Agent Servicing Agreement(8)

(iv) Services Agreement(2)

(v) Assignment of Administration Agreement(5)

(vi) Power of Attorney – filed herewith.

(i)	Legal Opinion of Paul, Hastings, Janofsky & Walker LLP (6), (8)

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – Not applicable.

(l)	Agreement Relating to Initial Capital(3)

(m)	Rule 12b-1 Plan(2)

(n)	Rule 18f-3 Plan(4)

(o)	Reserved.

(p)	Joint Code of Ethics for Rainier Investment Management Mutual Funds and Rainier Investment Management – filed herewith.

(1) Filed with the Registrant’s initial Registration Statement, File No. 33-73792 On January 5, 1994

(2) Filed with Pre-effective Amendment No. 1 to the Registrant’s Registration Statement, File No. 33-73792 on February 23, 1994.

(3) Filed with Pre-effective Amendment No. 2 to the Registrant’s Registration Statement, File No. 33-73792 on April 6, 1994

(4) Filed with Post-Effective Amendment No. 13 to the Registrant’s Registration Statement, File No. 33-73792 on March 1, 2002.

(5) Filed with Post-Effective Amendment No. 17 to the Registrant’s Registration Statement, File No. 33-73792 on August 2, 2004.

(6) Filed with Post-Effective Amendment No. 22 to the Registrant’s Registration Statement, File No. 33-73792 on December 27, 2005.

(7) Filed with Post-Effective Amendment No. 27 to the Registrant’s Registration Statement, File No. 33-73792 on July 26, 2007.

(8) Filed with Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, File No. 33-73792 on March 30, 2009.

Item 29.	Persons Controlled by or Under Common Control with Registrant

As of the date of this amendment to this Registration Statement, there are no persons controlled by or under common control with the Registrant.

Item 30                   Indemnification

Article VII, Section 2 of the Registrant’s Declaration of Trust provides as follows:

Section 2.  Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee’s performance of his duties as a Trustee of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.”

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.  In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.                  Business and Other Connections of Investment Adviser

The response to this item is incorporated by reference to its Form ADV as amended (File No. 801-35638).

Item 32.                  Principal Underwriters

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Funds Trust
Artio Global Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Funds, Inc.	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund, Inc.
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
DoubleLine Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
Evermore Funds Trust	PineBridge Mutual Funds
First American Funds, Inc.	PRIMECAP Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	RBC Funds Trust
Guinness Atkinson Funds	Thompson Plumb Funds, Inc.
Harding Loevner Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Funds Trust	Trust for Professional Managers
Hennessy Funds, Inc.	USA Mutuals Funds
Hennessy Mutual Funds, Inc.	Wall Street Fund
Hennessy SPARX Funds Trust	Wexford Trust
Hotchkis and Wiley Funds	Wisconsin Capital Funds, Inc.
Intrepid Capital Management Funds Trust	WY Funds
Jacob Funds, Inc.

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond (1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

 (c)           Not applicable.

Item 33                   Location of Accounts and Records

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follow:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i) and (ii); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant’s Custodian:

U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

(b)	With respect to Rules 31a-1(a); 31a-1(b); (2)(iii) and (4), the required books and records are maintained at the offices of Registrant’s Administrator, Transfer Agent and Fund Accountant:

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

(c)	With respect to Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-(f), the required books and records are maintained at the principal offices of the Registrant’s Adviser:

Rainier Investment Management Mutual Funds
601 Union Street, Suite 2801
Seattle, WA 98101

(d)	With respect to Rule 31a-1(d), certain required books and records will be maintained at the offices of the Registrant’s Principal Underwriters:

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI  53202

Item 34.                  Management Services

There are no management-related service contracts not discussed in Parts A and B.

Item 35                   Undertakings

(a)           Registrant undertakes that if requested to do so by the holders of at least 10% of the registrant’s outstanding shares, it will call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communication with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment No. 33 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Seattle, State of Washington, on the 30th day of July, 2010.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

/s/John W. O’Halloran*
John W. O’Halloran
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/John W. O’Halloran*	Chief Executive Officer, Secretary, Treasurer and Trustee	July 30, 2010
John W. O’Halloran

/s/ Gary L. Sundem*	Trustee	July 30, 2010
Gary L. Sundem

/s/ James E. Diamond, Jr.*	Trustee	July 30, 2010
James E. Diamond, Jr.

/s/ John W. Ferris*	Trustee	July 30, 2010
John W. Ferris

* By /s/Leonard P. Brennan
Leonard P. Brennan
Leonard P. Brennan, Attorney-in-fact pursuant to the power of attorney filed herewith.

INDEX TO EXHIBITS

Exhibit Number	Description

(h)(vi)	Power of Attorney

(j)(i)	Consent of Independent Registered Public Accounting Firm

(p)	Joint Code of Ethics